UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.4%)
Abercrombie & Fitch Co. - Class A	80,500	6,496
* Comcast Corp. - Class A	278,550	6,735
Fortune Brands, Inc.	44,900	3,659
Hilton Hotels Corp.	163,200	7,587
International Game Technology	162,200	6,991
J.C. Penney Co., Inc.	86,000	5,450
Johnson Controls, Inc.	99,900	11,799
* Kohl’s Corp.	128,500	7,367
The McGraw-Hill Companies, Inc.	129,200	6,578
News Corp. - Class A	353,600	7,776
NIKE, Inc. - Class B	116,000	6,805
Omnicom Group, Inc.	137,200	6,598
Staples, Inc.	296,850	6,379
* Starbucks Corp.	111,000	2,908
Starwood Hotels & Resorts Worldwide, Inc.	57,900	3,517
Target Corp.	107,500	6,834
Total		103,479
Consumer Staples (9.3%)
Altria Group, Inc.	105,600	7,342
Avon Products, Inc.	236,000	8,857
CVS/Caremark Corp.	309,129	12,251
* Hansen Natural Corp.	114,800	6,507
PepsiCo, Inc.	193,400	14,169
The Procter & Gamble Co.	162,400	11,423
Walgreen Co.	127,100	6,004
Wal-Mart Stores, Inc.	118,300	5,164
Total		71,717
Energy (7.7%)
Baker Hughes, Inc.	102,300	9,245
ConocoPhillips	50,316	4,416
Diamond Offshore Drilling, Inc.	51,900	5,880
EOG Resources, Inc.	49,900	3,609
Exxon Mobil Corp.	124,034	11,481
* National-Oilwell Varco, Inc.	32,500	4,696
Schlumberger, Ltd.	106,500	11,183
Valero Energy Corp.	49,300	3,312
XTO Energy, Inc.	91,400	5,652
Total		59,474
Financials (7.4%)
American Express Co.	118,900	7,059
American International Group, Inc.	81,900	5,541
CME Group, Inc.	10,300	6,050
Genworth Financial, Inc.	70,400	2,163
The Goldman Sachs Group, Inc.	43,100	9,341
Legg Mason, Inc.	45,300	3,818
Lehman Brothers Holdings, Inc.	95,100	5,871
NYSE Euronext	49,900	3,951
Prudential Financial, Inc.	77,100	7,523
UBS AG	113,000	6,017
Total		57,334

Health Care (15.8%)
Abbott Laboratories	135,500	7,266
Baxter International, Inc.	135,600	7,632
* Celgene Corp.	121,600	8,671
* Genentech, Inc.	129,400	10,096
* Genzyme Corp.	81,600	5,056
* Gilead Sciences, Inc.	264,800	10,821
* Hospira, Inc.	45,900	1,903
Johnson & Johnson	132,200	8,686
Medtronic, Inc.	188,400	10,627
Merck & Co., Inc.	204,800	10,586
Novartis AG, ADR	147,600	8,112
Shire PLC, ADR	44,400	3,285
* St. Jude Medical, Inc.	168,700	7,435
* Thermo Fisher Scientific, Inc.	189,600	10,943
UnitedHealth Group, Inc.	111,000	5,376
Wyeth	134,100	5,974
Total		122,469
Industrials (12.0%)
The Boeing Co.	95,300	10,006
Danaher Corp.	129,600	10,719
FedEx Corp.	76,000	7,961
General Electric Co.	331,300	13,716
Honeywell International, Inc.	173,300	10,306
Roper Industries, Inc.	140,200	9,183
* Spirit AeroSystems Holdings, Inc. - Class A	225,700	8,789
Textron, Inc.	138,000	8,585
United Technologies Corp.	167,500	13,480
Total		92,745
Information Technology (27.4%)
Accenture, Ltd. - Class A	219,911	8,851
* Adobe Systems, Inc.	83,400	3,641
* Amdocs, Ltd.	169,400	6,300
* Apple, Inc.	72,900	11,193
* Autodesk, Inc.	99,000	4,947
* Broadcom Corp. - Class A	241,250	8,791
* Cisco Systems, Inc.	495,500	16,407
Corning, Inc.	356,100	8,778
* eBay, Inc.	248,200	9,685
* Electronic Arts, Inc.	130,300	7,295
* EMC Corp.	80,400	1,672
* Google, Inc. - Class A	37,842	21,468
Hewlett-Packard Co.	260,500	12,970
Intel Corp.	564,200	14,590
International Business Machines Corp.	69,800	8,222
KLA-Tencor Corp.	139,600	7,787
Maxim Integrated Products, Inc.	211,300	6,202
Microsoft Corp.	444,100	13,083
* Oracle Corp.	455,000	9,851
QUALCOMM, Inc.	270,700	11,440
Telefonaktiebolaget LM Ericsson, ADR	198,700	7,908
Texas Instruments, Inc.	232,600	8,511
* Yahoo!, Inc.	105,410	2,829
Total		212,421

Materials (3.0%)
Monsanto Co.	164,100	14,070
Praxair, Inc.	113,600	9,515
Total		23,585
Telecommunication Services (1.5%)
* NII Holdings, Inc.	141,400	11,616
Total		11,616
Total Common Stocks (Cost: $576,301)		754,840
Money Market Investments (2.9%)
Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Co., 4.70%, 12/10/07	1,700,000	1,685
Total		1,685
Finance Services (1.9%)
(b) Barton Capital LLC, 5.25%, 10/11/07	15,000,000	14,974
Total		14,974
National Commercial Banks (0.8%)
Rabobank USA, 4.84%, 10/1/07	6,000,000	5,998
Total		5,998
Total Money Market Investments (Cost: $22,656)		22,657
Total Investments (100.4%) (Cost $598,957)(a)		777,497
Other Assets, Less Liabilities (-0.4%)		(3,027)
Total Net Assets (100.0%)		774,470

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $598,957 and the net unrealized appreciation of investments based on that cost was $178,540 which is comprised of $185,398 aggregate gross unrealized appreciation and $6,858 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	17	12/07	$22
(Total Notional Value at September 30, 2007, $6,515)

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (86.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.6%)
Abercrombie & Fitch Co. - Class A	68,560	5,533
Boyd Gaming Corp.	73,535	3,151
Harrah’s Entertainment, Inc.	7,518	654
J.C. Penney Co., Inc.	89,770	5,688
* Lamar Advertising Co. - Class A	14,014	686
Sony Corp., ADR	17,490	841
Total		16,553
Consumer Staples (1.9%)
Bunge, Ltd.	33,220	3,569
Total		3,569
Energy (18.2%)
Apache Corp.	26,370	2,375
ConocoPhillips	122,215	10,727
* Continental Resources, Inc.	248,260	4,503
EOG Resources, Inc.	29,875	2,161
Hess Corp.	45,970	3,058
Occidental Petroleum Corp.	48,480	3,107
Suncor Energy, Inc.	69,450	6,585
Valero Energy Corp.	37,560	2,523
Total		35,039
Financials (13.5%)
The Bear Stearns Companies, Inc.	29,640	3,640
The Goldman Sachs Group, Inc.	37,955	8,226
Lehman Brothers Holdings, Inc.	31,075	1,918
Merrill Lynch & Co., Inc.	51,300	3,657
Wells Fargo & Co.	239,525	8,532
Total		25,973
Health Care (11.7%)
Alcon, Inc.	33,390	4,805
* Celgene Corp.	96,760	6,900
* Genentech, Inc.	43,890	3,424
* Gilead Sciences, Inc.	180,695	7,386
Total		22,515
Industrials (3.3%)
Precision Castparts Corp.	42,855	6,342
Total		6,342
Information Technology (18.2%)
* Akamai Technologies, Inc.	60,880	1,749
* Apple, Inc.	107,385	16,488
* Electronic Arts, Inc.	35,770	2,003
* Google, Inc. - Class A	11,810	6,699
* Research In Motion, Ltd.	80,915	7,974
Total		34,913
Materials (9.1%)
Monsanto Co.	61,860	5,304
Potash Corp. of Saskatchewan, Inc.	115,635	12,222
Total		17,526
Telecommunication Services (1.8%)
* Time Warner Telecom, Inc. - Class A	157,085	3,451
Total		3,451
Total Common Stocks (Cost: $120,318)		165,881

Money Market Investments (10.0%)
Autos (0.6%)
Daimler Chrysler Auto, 5.60%, 10/5/07	1,200,000	1,199
Total		1,199
Federal Government & Agencies (6.0%)
Federal Home Loan Bank, 4.55%, 10/19/07	11,400,000	11,371
Total		11,371
Finance Lessors (1.1%)
Thunder Bay Funding, Inc., 5.20%, 10/22/07	1,000,000	997
Windmill Funding Corp., 5.21%, 10/24/07	1,200,000	1,195
Total		2,192
National Commercial Banks (0.5%)
Rabobank USA, 4.84%, 10/1/07	900,000	900
Total		900
Security Brokers and Dealers (0.6%)
Merrill Lynch & Co., 5.13%, 10/1/07	1,200,000	1,200
Total		1,200
Short Term Business Credit (1.2%)
Old Line Funding Corp., 5.20%, 10/12/07	1,200,000	1,198
Sheffield Receivables, 5.25%, 10/22/07	1,200,000	1,196
Total		2,394
Total Money Market Investments (Cost: $19,256)		19,256
Total Investments (96.3%) (Cost $139,574)(a)		185,137
Other Assets, Less Liabilities (3.7%)		7,175
Total Net Assets (100.0%)		192,312

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $139,574 and the net unrealized appreciation of investments based on that cost was $45,563 which is comprised of $48,118 aggregate gross unrealized appreciation and $2,555 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.2%)
Abercrombie & Fitch Co. - Class A	13,200	1,065
* Comcast Corp. - Class A	211,500	5,114
Hilton Hotels Corp.	121,300	5,639
International Game Technology	116,600	5,025
J.C. Penney Co., Inc.	63,300	4,011
Johnson Controls, Inc.	71,700	8,469
* Kohl’s Corp.	30,700	1,760
News Corp. - Class A	291,400	6,409
NIKE, Inc. - Class B	60,800	3,567
Omnicom Group, Inc.	100,800	4,847
Staples, Inc.	199,800	4,294
Starwood Hotels & Resorts Worldwide, Inc.	61,200	3,718
Target Corp.	79,100	5,028
Total		58,946
Consumer Staples (9.0%)
Altria Group, Inc.	96,000	6,675
Avon Products, Inc.	170,300	6,391
CVS/Caremark Corp.	225,222	8,926
* Hansen Natural Corp.	57,700	3,270
Loews Corp. - Carolina Group	56,200	4,621
PepsiCo, Inc.	110,200	8,073
The Procter & Gamble Co.	140,662	9,895
Walgreen Co.	85,000	4,015
Total		51,866
Energy (9.8%)
Baker Hughes, Inc.	74,400	6,724
ConocoPhillips	54,888	4,818
Diamond Offshore Drilling, Inc.	37,400	4,237
EOG Resources, Inc.	37,800	2,734
Exxon Mobil Corp.	215,300	19,927
* National-Oilwell Varco, Inc.	24,000	3,468
Schlumberger, Ltd.	76,700	8,053
Valero Energy Corp.	36,700	2,466
XTO Energy, Inc.	65,800	4,069
Total		56,496
Financials (16.9%)
American Express Co.	88,500	5,254
American International Group, Inc.	105,200	7,117
Bank of America Corp.	186,400	9,371
Citigroup, Inc.	117,900	5,502
CME Group, Inc.	7,600	4,464
Freddie Mac	116,900	6,898
Genworth Financial, Inc.	52,900	1,626
The Goldman Sachs Group, Inc.	31,500	6,827
JPMorgan Chase & Co.	153,296	7,024
Legg Mason, Inc.	34,200	2,883
Lehman Brothers Holdings, Inc.	74,200	4,580
Prudential Financial, Inc.	87,100	8,499

State Street Corp.	77,500	5,282
The Travelers Companies, Inc.	107,800	5,427
U.S. Bancorp	115,300	3,751
UBS AG	81,900	4,361
Wachovia Corp.	74,400	3,731
Wells Fargo & Co.	140,900	5,019
Total		97,616
Health Care (13.8%)
Abbott Laboratories	98,700	5,292
Baxter International, Inc.	102,300	5,757
Bristol-Myers Squibb Co.	84,700	2,441
Cardinal Health, Inc.	58,800	3,677
* Celgene Corp.	117,200	8,358
* Express Scripts, Inc.	53,500	2,986
* Genentech, Inc.	45,500	3,550
* Gilead Sciences, Inc.	175,300	7,165
* Hospira, Inc.	68,600	2,843
Johnson & Johnson	74,400	4,888
Medtronic, Inc.	77,500	4,372
Merck & Co., Inc.	152,400	7,878
Shire PLC, ADR	33,500	2,478
* St. Jude Medical, Inc.	123,900	5,460
* Thermo Fisher Scientific, Inc.	141,400	8,162
Wyeth	96,600	4,304
Total		79,611
Industrials (12.7%)
The Boeing Co.	88,500	9,292
Canadian National Railway Co.	32,100	1,830
Danaher Corp.	74,000	6,121
FedEx Corp.	25,300	2,650
General Electric Co.	413,900	17,134
Honeywell International, Inc.	124,890	7,427
Roper Industries, Inc.	99,700	6,530
* Spirit AeroSystems Holdings, Inc. - Class A	120,000	4,673
Textron, Inc.	124,800	7,764
United Technologies Corp.	120,400	9,690
Total		73,111
Information Technology (19.5%)
Accenture, Ltd. - Class A	109,500	4,407
* Adobe Systems, Inc.	88,600	3,868
* Amdocs, Ltd.	79,900	2,971
* Apple, Inc.	20,000	3,071
* Autodesk, Inc.	71,500	3,573
* Broadcom Corp. - Class A	217,250	7,917
* Cisco Systems, Inc.	285,700	9,460
Corning, Inc.	264,900	6,530
* Electronic Arts, Inc.	98,300	5,504
* EMC Corp.	60,400	1,256
* Google, Inc. - Class A	13,600	7,715
Hewlett-Packard Co.	193,100	9,614
Intel Corp.	284,200	7,349
International Business Machines Corp.	50,500	5,949
Maxim Integrated Products, Inc.	129,200	3,792
Microsoft Corp.	326,700	9,626
* Oracle Corp.	336,000	7,274
QUALCOMM, Inc.	157,100	6,639
Texas Instruments, Inc.	170,100	6,224
Total		112,739

Materials (3.7%)
International Paper Co.	70,500	2,529
Monsanto Co.	150,600	12,913
Praxair, Inc.	69,800	5,846
Total		21,288
Telecommunication Services (2.2%)
AT&T, Inc.	164,000	6,939
* NII Holdings, Inc.	72,600	5,964
Total		12,903
Utilities (1.1%)
Exelon Corp.	87,900	6,624
Total		6,624
Total Common Stocks (Cost: $431,696)		571,200
Money Market Investments (1.3%)
Federal Government & Agencies (0.3%)
(b) Federal Home Loan Mortgage Co., 4.70%, 12/10/07	1,500,000	1,487
Total		1,487
National Commercial Banks (1.0%)
Rabobank USA, 4.84%, 10/1/07	5,900,000	5,898
Total		5,898
Total Money Market Investments (Cost: $7,384)		7,385
Total Investments (100.2%) (Cost $439,080)(a)		578,585
Other Assets, Less Liabilities (-0.2%)		(1,268)
Total Net Assets (100.0%)		577,317

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $439,080 and the net unrealized appreciation of investments based on that cost was $139,505 which is comprised of $143,432 aggregate gross unrealized appreciation and $3,927 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	2	12/07	$3
(Total Notional Value at September 30, 2007, $766)

Northwestern Mutual Series Fund, Inc.

Capital Guardian Large Cap Blend Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
Best Buy Co., Inc.	7,500	345
Carnival Corp.	800	39
CBS Corp. - Class B	5,100	161
* The Cheesecake Factory, Inc.	1,300	31
Citadel Broadcasting Corp.	637	3
* Coach, Inc.	1,400	66
* Comcast Corp. - Class A	2,700	65
* Ford Motor Co.	32,700	278
Fortune Brands, Inc.	400	33
* Getty Images, Inc.	2,100	58
* Hanesbrands, Inc.	5,600	157
The Home Depot, Inc.	3,100	101
* Jarden Corp.	1,600	50
Johnson Controls, Inc.	900	106
* Las Vegas Sands Corp.	2,400	320
Leggett & Platt, Inc.	3,100	59
Lennar Corp. - Class A	2,700	61
Lowe’s Companies, Inc.	18,200	510
McDonald’s Corp.	1,200	65
Omnicom Group, Inc.	1,200	58
* Starbucks Corp.	5,200	136
Starwood Hotels & Resorts Worldwide, Inc.	1,000	61
Target Corp.	9,600	609
* Time Warner Cable, Inc. - Class A	1,400	46
Time Warner, Inc.	5,700	105
* Urban Outfitters, Inc.	2,800	61
* Viacom, Inc. - Class B	1,400	55
WABCO Holdings, Inc.	900	42
The Walt Disney Co.	9,100	313
Total		3,994
Consumer Staples (6.1%)
Altria Group, Inc.	5,400	375
Anheuser-Busch Companies, Inc.	800	40
Avon Products, Inc.	1,600	60
* Bare Escentuals, Inc.	2,600	65
The Coca-Cola Co.	3,100	178
Costco Wholesale Corp.	800	49
* Energizer Holdings, Inc.	400	44
Kraft Foods, Inc. - Class A	9,700	335
PepsiCo, Inc.	6,000	440
Sara Lee Corp.	18,500	309
Sysco Corp.	2,100	75
Unilever NV	3,900	120
Total		2,090
Energy (7.6%)
Anadarko Petroleum Corp.	1,000	54
Arch Coal, Inc.	4,000	135
Baker Hughes, Inc.	2,500	226
BJ Services Co.	8,700	231
Chevron Corp.	1,300	122
ConocoPhillips	1,900	167
EOG Resources, Inc.	600	43
Exxon Mobil Corp.	2,200	204
Royal Dutch Shell PLC, ADR	7,400	608
Schlumberger, Ltd.	5,000	525
* Weatherford International, Ltd.	4,100	275
Total		2,590

Financials (17.6%)
AFLAC, Inc.	1,300	74
Ambac Financial Group, Inc.	5,200	327
American Capital Strategies, Ltd.	2,400	103
American International Group, Inc.	6,500	440
* AmeriCredit Corp.	3,700	65
* Berkshire Hathaway, Inc. - Class A	1	119
Capital One Financial Corp.	2,000	133
Commerce Bancorp, Inc.	800	31
Douglas Emmett, Inc.	1,600	40
Fannie Mae	3,000	182
Fifth Third Bancorp	4,500	152
Freddie Mac	1,900	112
General Growth Properties, Inc.	800	43
The Goldman Sachs Group, Inc.	1,300	282
Host Hotels & Resorts, Inc.	900	20
Hudson City Bancorp, Inc.	13,300	205
IndyMac Bancorp, Inc.	7,700	182
JPMorgan Chase & Co.	14,600	668
Lehman Brothers Holdings, Inc.	2,500	154
Marsh & McLennan Companies, Inc.	7,800	199
MBIA, Inc.	3,400	208
Merrill Lynch & Co., Inc.	500	36
Moody’s Corp.	1,800	91
The Progressive Corp.	3,400	66
RenaissanceRe Holdings, Ltd.	1,000	65
SLM Corp.	5,400	268
SunTrust Banks, Inc.	1,800	136
Wachovia Corp.	16,000	801
Washington Mutual, Inc.	13,700	484
Wells Fargo & Co.	9,000	321
Total		6,007
Health Care (12.5%)
Allergan, Inc.	4,800	309
AstraZeneca PLC, ADR	6,900	345
Baxter International, Inc.	7,100	400
Bristol-Myers Squibb Co.	7,800	225
* Cerner Corp.	900	54
* DaVita, Inc.	2,600	164
* Forest Laboratories, Inc.	9,300	347
* Genentech, Inc.	6,900	538
* ImClone Systems, Inc.	5,900	244
Medtronic, Inc.	4,200	237
* Millennium Pharmaceuticals, Inc.	8,000	81
Pfizer, Inc.	9,200	225
Sanofi-Aventis, ADR	5,400	229
* Sepracor, Inc.	3,800	105
Teva Pharmaceutical Industries, Ltd., ADR	3,200	142
UnitedHealth Group, Inc.	10,000	484
Wyeth	3,000	134
Total		4,263

Industrials (10.4%)
American Standard Companies, Inc.	2,300	82
The Boeing Co.	2,500	262
Caterpillar, Inc.	1,000	78
Cooper Industries, Ltd. - Class A	1,300	66
Danaher Corp.	2,300	190
Emerson Electric Co.	1,400	75
FedEx Corp.	1,500	157
Fluor Corp.	3,200	461
General Electric Co.	21,700	899
Illinois Tool Works, Inc.	5,100	304
* Owens Corning, Inc.	800	20
Siemens AG, ADR	600	82
Southwest Airlines Co.	3,900	58
Tyco International, Ltd.	200	9
United Parcel Service, Inc. - Class B	6,800	511
United Technologies Corp.	3,700	298
Total		3,552
Information Technology (24.1%)
* Affiliated Computer Services, Inc. - Class A	1,500	75
* Agilent Technologies, Inc.	3,000	111
Altera Corp.	7,100	171
Applied Materials, Inc.	16,800	348
* ASML Holding N.V.	1,400	46
* Brocade Communications Systems, Inc.	28,300	242
* Cisco Systems, Inc.	25,500	844
* Cognizant Technology Solutions Corp. - Class A	700	56
Corning, Inc.	5,300	131
* Dell, Inc.	8,900	246
* eBay, Inc.	9,700	378
* Flextronics International, Ltd.	9,500	106
* Google, Inc. - Class A	1,300	737
Hewlett-Packard Co.	1,800	90
Intel Corp.	12,500	323
Jabil Circuit, Inc.	7,800	178
KLA-Tencor Corp.	6,300	351
* Lam Research Corp.	1,600	85
Linear Technology Corp.	3,400	119
* Micron Technology, Inc.	11,900	132
Microsoft Corp.	29,300	863
* NAVTEQ Corp.	1,100	86
Paychex, Inc.	2,300	94
* Polycom, Inc.	3,100	83
* Qimonda AG, ADR	7,400	84
QUALCOMM, Inc.	9,700	410
* SanDisk Corp.	9,200	507
SAP AG, ADR	3,600	211
Seagate Technology	12,200	312
* Silicon Laboratories, Inc.	1,500	63
* Sun Microsystems, Inc.	16,500	93
* Symantec Corp.	3,800	74
* VeriFone Holdings, Inc.	2,600	115
Xilinx, Inc.	7,200	188
* Yahoo!, Inc.	9,000	242
Total		8,194
Materials (2.9%)
Alcoa, Inc.	3,100	121
Allegheny Technologies, Inc.	700	77
Barrick Gold Corp.	6,700	271
Freeport-McMoRan Copper & Gold, Inc.	1,100	115
Newmont Mining Corp.	1,800	81
Nucor Corp.	1,100	65
Potash Corp. of Saskatchewan, Inc.	2,500	264
Total		994

Other Holdings (1.6%)
SPDR Trust Series 1	3,600	549
Total		549
Telecommunication Services (2.8%)
* American Tower Corp. - Class A	3,300	144
AT&T, Inc.	6,400	271
* Level 3 Communications, Inc.	55,100	256
* Time Warner Telecom, Inc. - Class A	12,300	270
Total		941
Utilities (1.2%)
* The AES Corp.	3,300	66
* Allegheny Energy, Inc.	1,100	57
CMS Energy Corp.	3,400	57
Edison International	3,400	189
MDU Resources Group, Inc.	1,600	45
Total		414
Total Common Stocks (Cost: $32,824)		33,588
Preferred Stocks (0.2%)
Pharmaceutical Preparations (0.2%)
Schering-Plough Corp.	300	83
Total Preferred Stocks (Cost: $75)		83
Money Market Investments (2.9%)
Finance Services (2.9%)
Bryant Park Funding LLC, 5.25%, 10/11/07	1,000,000	998
Total Money Market Investments (Cost: $998)		998
Total Investments (100.0%) (Cost $33,897)(a)		34,669
Other Assets, Less Liabilities (-1.6%)		(533)
Total Net Assets (100.0%)		34,136

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $33,897 and the net unrealized appreciation of investments based on that cost was $772 which is comprised of $2,143 aggregate gross unrealized appreciation and $1,371 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (9.1%)
Abercrombie & Fitch Co. - Class A	13,900	1,122
* Amazon.com, Inc.	49,200	4,583
* Apollo Group, Inc. - Class A	22,900	1,377
* AutoNation, Inc.	24,329	431
* AutoZone, Inc.	7,325	851
* Bed Bath & Beyond, Inc.	43,600	1,488
Best Buy Co., Inc.	64,075	2,949
* Big Lots, Inc.	16,400	489
The Black & Decker Corp.	10,600	883
Brunswick Corp.	14,300	327
Carnival Corp.	70,209	3,400
CBS Corp. - Class B	110,124	3,469
Centex Corp.	19,300	513
Circuit City Stores, Inc.	27,100	214
Clear Channel Communications, Inc.	79,550	2,978
* Coach, Inc.	60,000	2,836
* Comcast Corp. - Class A	497,105	12,021
D.R. Horton, Inc.	44,000	564
Darden Restaurants, Inc.	22,750	952
Dillard’s, Inc. - Class A	9,764	213
* The DIRECTV Group, Inc.	122,200	2,967
Dow Jones & Co., Inc.	10,520	628
The E.W. Scripps Co. - Class A	14,400	605
Eastman Kodak Co.	46,183	1,236
Family Dollar Stores, Inc.	23,400	622
* Ford Motor Co.	337,694	2,867
Fortune Brands, Inc.	24,667	2,010
Gannett Co., Inc.	37,450	1,637
The Gap, Inc.	79,575	1,467
General Motors Corp.	91,027	3,341
Genuine Parts Co.	27,300	1,365
* The Goodyear Tire & Rubber Co.	33,900	1,031
H&R Block, Inc.	52,200	1,106
Harley-Davidson, Inc.	40,400	1,867
Harman International Industries, Inc.	10,500	908
Harrah’s Entertainment, Inc.	30,150	2,621
Hasbro, Inc.	25,725	717
Hilton Hotels Corp.	62,750	2,917
The Home Depot, Inc.	271,600	8,811
* IAC/InterActiveCorp	30,700	911
International Game Technology	54,000	2,327
* The Interpublic Group of Companies, Inc.	75,800	787
J.C. Penney Co., Inc.	35,650	2,259
Johnson Controls, Inc.	31,800	3,756
Jones Apparel Group, Inc.	15,000	317
KB HOME	12,400	311
* Kohl’s Corp.	51,067	2,928
Leggett & Platt, Inc.	28,133	539
Lennar Corp. - Class A	22,400	507
Limited Brands, Inc.	51,287	1,174
Liz Claiborne, Inc.	16,400	563
Lowe’s Companies, Inc.	237,800	6,663
Macy’s Inc.	69,746	2,254
Marriott International, Inc. - Class A	51,400	2,234
Mattel, Inc.	63,488	1,489
McDonald’s Corp.	191,678	10,441
The McGraw-Hill Companies, Inc.	54,520	2,776
Meredith Corp.	6,200	355
The New York Times Co. - Class A	23,170	458

Newell Rubbermaid, Inc.	44,392	1,279
News Corp. - Class A	372,300	8,187
NIKE, Inc. - Class B	62,200	3,649
Nordstrom, Inc.	31,834	1,493
* Office Depot, Inc.	43,857	904
OfficeMax, Inc.	12,100	415
Omnicom Group, Inc.	52,800	2,539
Polo Ralph Lauren Corp.	9,600	746
Pulte Homes, Inc.	34,200	465
RadioShack Corp.	22,200	459
* Sears Holdings Corp.	12,180	1,549
The Sherwin-Williams Co.	17,513	1,151
Snap-on, Inc.	9,317	462
The Stanley Works	13,250	744
Staples, Inc.	114,850	2,468
* Starbucks Corp.	119,900	3,141
Starwood Hotels & Resorts Worldwide, Inc.	33,700	2,047
Target Corp.	136,157	8,656
Tiffany & Co.	21,967	1,150
Time Warner, Inc.	599,800	11,012
The TJX Companies, Inc.	71,500	2,079
Tribune Co.	12,425	339
VF Corp.	14,257	1,151
* Viacom, Inc. - Class B	110,424	4,303
The Walt Disney Co.	312,157	10,735
Wendy’s International, Inc.	14,050	490
Whirlpool Corp.	12,544	1,118
Wyndham Worldwide Corp.	28,686	940
Yum! Brands, Inc.	83,660	2,830
Total		199,933
Consumer Staples (9.4%)
Altria Group, Inc.	338,622	23,545
Anheuser-Busch Companies, Inc.	120,549	6,026
Archer-Daniels-Midland Co.	103,503	3,424
Avon Products, Inc.	69,600	2,612
Brown-Forman Corp. - Class B	13,918	1,043
Campbell Soup Co.	36,122	1,337
The Clorox Co.	22,250	1,357
The Coca-Cola Co.	319,975	18,389
Coca-Cola Enterprises, Inc.	45,800	1,109
Colgate-Palmolive Co.	82,022	5,850
ConAgra Foods, Inc.	78,767	2,058
* Constellation Brands, Inc. - Class A	31,200	755
Costco Wholesale Corp.	70,464	4,324
CVS/Caremark Corp.	238,161	9,438
* Dean Foods Co.	20,800	532
The Estee Lauder Companies, Inc. - Class A	18,400	781
General Mills, Inc.	53,067	3,078
H.J. Heinz Co.	51,317	2,371
The Hershey Co.	27,200	1,262
Kellogg Co.	42,657	2,389
Kimberly-Clark Corp.	68,456	4,810
Kraft Foods, Inc. - Class A	253,596	8,752
The Kroger Co.	113,805	3,246
McCormick & Co., Inc.	20,900	752
Molson Coors Brewing Co. - Class B	11,000	1,096
The Pepsi Bottling Group, Inc.	22,500	836
PepsiCo, Inc.	259,830	19,035
The Procter & Gamble Co.	501,964	35,309
Reynolds American, Inc.	27,500	1,749
Safeway, Inc.	70,600	2,338
Sara Lee Corp.	116,535	1,945
SUPERVALU, Inc.	33,770	1,317
Sysco Corp.	98,125	3,492
Tyson Foods, Inc. - Class A	44,200	789
UST, Inc.	25,667	1,273

Walgreen Co.	159,846	7,551
Wal-Mart Stores, Inc.	386,000	16,849
Whole Foods Market, Inc.	22,400	1,097
Wm. Wrigley Jr. Co.	34,958	2,245
Total		206,161
Energy (11.5%)
Anadarko Petroleum Corp.	74,624	4,011
Apache Corp.	53,446	4,813
Baker Hughes, Inc.	51,430	4,648
BJ Services Co.	46,900	1,245
Chesapeake Energy Corp.	66,000	2,327
Chevron Corp.	342,814	32,081
ConocoPhillips	261,738	22,973
CONSOL Energy, Inc.	29,300	1,365
Devon Energy Corp.	71,700	5,965
El Paso Corp.	112,671	1,912
ENSCO International, Inc.	23,800	1,335
EOG Resources, Inc.	39,420	2,851
Exxon Mobil Corp.	892,056	82,569
Halliburton Co.	143,138	5,496
Hess Corp.	44,500	2,961
Marathon Oil Corp.	109,566	6,247
Murphy Oil Corp.	30,300	2,118
* Nabors Industries, Ltd.	45,200	1,391
* National-Oilwell Varco, Inc.	28,600	4,133
Noble Corp.	43,200	2,119
Occidental Petroleum Corp.	133,640	8,564
Peabody Energy Corp.	42,700	2,044
Rowan Companies, Inc.	17,750	649
Schlumberger, Ltd.	191,734	20,132
Smith International, Inc.	32,300	2,306
Spectra Energy Corp.	101,636	2,488
Sunoco, Inc.	19,400	1,373
* Transocean, Inc.	46,551	5,263
Valero Energy Corp.	89,100	5,986
* Weatherford International, Ltd.	54,200	3,641
The Williams Companies, Inc.	96,500	3,287
XTO Energy, Inc.	62,099	3,840
Total		252,133
Financials (19.5%)
ACE, Ltd.	52,900	3,204
AFLAC, Inc.	78,550	4,480
The Allstate Corp.	94,128	5,383
Ambac Financial Group, Inc.	16,400	1,032
American Capital Strategies, Ltd.	30,200	1,290
American Express Co.	190,275	11,297
American International Group, Inc.	412,430	27,901
Ameriprise Financial, Inc.	37,855	2,389
Aon Corp.	47,100	2,111
Apartment Investment & Management Co. - Class A	15,600	704
Archstone-Smith Trust	36,000	2,165
Assurant, Inc.	15,500	829
AvalonBay Communities, Inc.	12,800	1,511
Bank of America Corp.	713,667	35,876
Bank of New York Mellon Corp.	182,963	8,076
BB&T Corp.	88,800	3,587
The Bear Stearns Companies, Inc.	18,695	2,296
Boston Properties, Inc.	19,100	1,984
Capital One Financial Corp.	67,229	4,466
* CB Richard Ellis Group, Inc.	31,700	883
The Charles Schwab Corp.	152,411	3,292
The Chubb Corp.	63,300	3,395
Cincinnati Financial Corp.	27,675	1,199

CIT Group, Inc.	30,700	1,234
Citigroup, Inc.	800,048	37,339
CME Group, Inc.	8,500	4,992
Comerica, Inc.	24,650	1,264
Commerce Bancorp, Inc.	30,900	1,198
Countrywide Financial Corp.	92,600	1,760
Developers Diversified Realty Corp.	20,000	1,117
Discover Financial Services	76,756	1,597
* E*TRADE Financial Corp.	68,400	893
Equity Residential	44,600	1,889
Fannie Mae	156,548	9,520
Federated Investors, Inc. - Class B	14,100	560
Fifth Third Bancorp	86,134	2,918
First Horizon National Corp.	20,300	541
Franklin Resources, Inc.	26,150	3,334
Freddie Mac	104,586	6,172
General Growth Properties, Inc.	39,500	2,118
Genworth Financial, Inc.	71,200	2,188
The Goldman Sachs Group, Inc.	65,200	14,131
The Hartford Financial Services Group, Inc.	51,050	4,725
Host Hotels & Resorts, Inc.	84,000	1,885
Hudson City Bancorp, Inc.	85,500	1,315
Huntington Bancshares, Inc.	58,842	999
Janus Capital Group, Inc.	25,429	719
JPMorgan Chase & Co.	544,297	24,940
KeyCorp	62,575	2,023
Kimco Realty Corp.	40,600	1,836
Legg Mason, Inc.	21,400	1,804
Lehman Brothers Holdings, Inc.	85,344	5,268
Leucadia National Corp.	26,500	1,278
Lincoln National Corp.	43,530	2,872
Loews Corp.	71,501	3,457
M&T Bank Corp.	12,100	1,252
Marsh & McLennan Companies, Inc.	87,180	2,223
Marshall & Ilsley Corp.	42,900	1,878
MBIA, Inc.	20,350	1,242
Merrill Lynch & Co., Inc.	138,600	9,879
MetLife, Inc.	119,436	8,328
MGIC Investment Corp.	13,200	426
Moody’s Corp.	35,650	1,797
Morgan Stanley	169,313	10,667
National City Corp.	101,897	2,557
Northern Trust Corp.	30,750	2,038
Plum Creek Timber Co., Inc.	28,100	1,258
PNC Financial Services Group, Inc.	54,967	3,743
Principal Financial Group, Inc.	42,700	2,694
The Progressive Corp.	116,500	2,261
ProLogis	41,300	2,740
Prudential Financial, Inc.	73,800	7,201
Public Storage, Inc.	20,000	1,573
Regions Financial Corp.	113,190	3,337
SAFECO Corp.	16,750	1,025
Simon Property Group, Inc.	35,900	3,590
SLM Corp.	66,342	3,295
Sovereign Bancorp, Inc.	57,780	985
State Street Corp.	62,600	4,267
SunTrust Banks, Inc.	56,133	4,248
Synovus Financial Corp.	52,650	1,477
T. Rowe Price Group, Inc.	42,600	2,372
Torchmark Corp.	15,350	957
The Travelers Companies, Inc.	105,610	5,316
U.S. Bancorp	277,721	9,034
Unum Group	58,031	1,420
Vornado Realty Trust	21,500	2,351
Wachovia Corp.	306,047	15,348
Washington Mutual, Inc.	140,854	4,974
Wells Fargo & Co.	537,560	19,148
XL Capital, Ltd. - Class A	29,200	2,313
Zions Bancorporation	17,300	1,188
Total		427,638

Health Care (11.5%)
Abbott Laboratories	248,550	13,327
Aetna, Inc.	82,208	4,461
Allergan, Inc.	49,434	3,187
AmerisourceBergen Corp.	29,000	1,315
* Amgen, Inc.	174,817	9,889
Applera Corp. - Applied Biosystems Group	29,533	1,023
* Barr Pharmaceuticals, Inc.	17,200	979
Bausch & Lomb, Inc.	8,900	570
Baxter International, Inc.	103,700	5,836
Becton, Dickinson and Co.	39,150	3,212
* Biogen Idec, Inc.	46,290	3,070
* Boston Scientific Corp.	214,522	2,993
Bristol-Myers Squibb Co.	318,108	9,168
C. R. Bard, Inc.	16,600	1,464
Cardinal Health, Inc.	58,625	3,666
* Celgene Corp.	61,600	4,393
CIGNA Corp.	45,487	2,424
* Coventry Health Care, Inc.	25,100	1,561
* Covidien Ltd.	79,927	3,317
Eli Lilly and Co.	158,706	9,035
* Express Scripts, Inc.	41,500	2,317
* Forest Laboratories, Inc.	50,866	1,897
* Genzyme Corp.	42,400	2,627
* Gilead Sciences, Inc.	149,000	6,090
* Hospira, Inc.	25,265	1,047
* Humana, Inc.	27,100	1,894
IMS Health, Inc.	31,367	961
Johnson & Johnson	465,537	30,585
* King Pharmaceuticals, Inc.	39,266	460
* Laboratory Corp. of America Holdings	18,900	1,479
Manor Care, Inc.	11,800	760
McKesson Corp.	47,605	2,799
* Medco Health Solutions, Inc.	43,572	3,938
Medtronic, Inc.	182,400	10,289
Merck & Co., Inc.	350,020	18,093
* Millipore Corp.	8,700	659
Mylan Laboratories, Inc.	40,000	638
* Patterson Companies, Inc.	22,500	869
PerkinElmer, Inc.	19,500	570
Pfizer, Inc.	1,114,134	27,218
Quest Diagnostics, Inc.	25,100	1,450
Schering-Plough Corp.	260,450	8,238
* St. Jude Medical, Inc.	54,800	2,415
Stryker Corp.	38,200	2,627
* Tenet Healthcare Corp.	76,250	256
* Thermo Fisher Scientific, Inc.	68,600	3,960
UnitedHealth Group, Inc.	213,044	10,318
* Varian Medical Systems, Inc.	20,300	850
* Waters Corp.	16,100	1,077
* Watson Pharmaceuticals, Inc.	16,500	535
* WellPoint, Inc.	97,100	7,663
Wyeth	216,229	9,633
* Zimmer Holdings, Inc.	37,937	3,073
Total		252,175
Industrials (11.4%)
3M Co.	115,176	10,778
* Allied Waste Industries, Inc.	46,350	591
American Standard Companies, Inc.	29,200	1,040
Avery Dennison Corp.	17,150	978
The Boeing Co.	126,076	13,237
Burlington Northern Santa Fe Corp.	48,285	3,919
C.H. Robinson Worldwide, Inc.	27,800	1,509

Caterpillar, Inc.	102,776	8,061
Cintas Corp.	21,733	806
Cooper Industries, Ltd. - Class A	29,500	1,507
CSX Corp.	70,600	3,017
Cummins, Inc.	16,700	2,136
Danaher Corp.	39,700	3,284
Deere & Co.	35,660	5,293
Dover Corp.	32,867	1,675
Eaton Corp.	23,400	2,318
Emerson Electric Co.	127,400	6,780
Equifax, Inc.	23,000	877
FedEx Corp.	49,620	5,198
Fluor Corp.	14,200	2,045
General Dynamics Corp.	65,300	5,516
General Electric Co.	1,648,006	68,226
Goodrich Corp.	20,100	1,371
Honeywell International, Inc.	120,350	7,157
Illinois Tool Works, Inc.	67,500	4,026
Ingersoll-Rand Co., Ltd. - Class A	46,060	2,509
ITT Corp.	29,100	1,977
L-3 Communications Holdings, Inc.	20,300	2,073
Lockheed Martin Corp.	55,808	6,055
Masco Corp.	59,000	1,367
* Monster Worldwide, Inc.	21,267	724
Norfolk Southern Corp.	63,257	3,284
Northrop Grumman Corp.	55,320	4,315
PACCAR, Inc.	40,010	3,411
Pall Corp.	19,750	768
Parker Hannifin Corp.	18,675	2,088
Pitney Bowes, Inc.	35,337	1,605
Precision Castparts Corp.	22,200	3,285
R. R. Donnelley & Sons Co.	35,734	1,306
Raytheon Co.	70,300	4,487
Robert Half International, Inc.	26,340	787
Rockwell Automation, Inc.	24,550	1,706
Rockwell Collins, Inc.	26,850	1,961
Ryder System, Inc.	9,600	470
Southwest Airlines Co.	120,167	1,778
* Terex Corp.	16,400	1,460
Textron, Inc.	40,200	2,501
Tyco International, Ltd.	79,927	3,544
Union Pacific Corp.	42,860	4,846
United Parcel Service, Inc. - Class B	168,800	12,677
United Technologies Corp.	159,534	12,839
W.W. Grainger, Inc.	11,500	1,049
Waste Management, Inc.	83,485	3,151
Total		249,368
Information Technology (16.1%)
* Adobe Systems, Inc.	94,650	4,132
* Advanced Micro Devices, Inc.	88,500	1,168
* Affiliated Computer Services, Inc. - Class A	16,000	804
* Agilent Technologies, Inc.	62,137	2,292
* Akamai Technologies, Inc.	26,600	764
Altera Corp.	57,311	1,380
Analog Devices, Inc.	50,057	1,810
* Apple, Inc.	139,900	21,481
Applied Materials, Inc.	221,700	4,589
* Autodesk, Inc.	36,968	1,847
Automatic Data Processing, Inc.	85,450	3,925
* Avaya, Inc.	73,516	1,247
* BMC Software, Inc.	32,360	1,011
* Broadcom Corp. - Class A	75,400	2,748
CA, Inc.	62,492	1,607
* Ciena Corp.	13,785	525
* Cisco Systems, Inc.	979,600	32,436
* Citrix Systems, Inc.	28,920	1,166

* Cognizant Technology Solutions Corp. - Class A	23,300	1,859
* Computer Sciences Corp.	27,950	1,562
* Compuware Corp.	48,757	391
* Convergys Corp.	21,850	379
Corning, Inc.	253,000	6,236
* Dell, Inc.	365,333	10,083
* eBay, Inc.	183,500	7,160
* Electronic Arts, Inc.	50,000	2,800
Electronic Data Systems Corp.	81,867	1,788
* EMC Corp.	337,274	7,015
Fidelity National Information Services, Inc.	27,300	1,211
* Fiserv, Inc.	26,825	1,364
* Google, Inc. - Class A	37,200	21,103
Hewlett-Packard Co.	414,626	20,644
Intel Corp.	939,263	24,290
International Business Machines Corp.	218,839	25,780
* Intuit, Inc.	54,500	1,651
Jabil Circuit, Inc.	33,367	762
* JDS Uniphase Corp.	34,050	509
* Juniper Networks, Inc.	82,700	3,028
KLA-Tencor Corp.	31,100	1,735
* Lexmark International, Inc. - Class A	15,200	631
Linear Technology Corp.	35,750	1,251
* LSI Logic Corp.	115,200	855
Maxim Integrated Products, Inc.	51,600	1,514
* MEMC Electronic Materials, Inc.	36,200	2,131
Microchip Technology, Inc.	35,000	1,271
* Micron Technology, Inc.	121,750	1,351
Microsoft Corp.	1,296,792	38,204
Molex, Inc.	23,050	621
Motorola, Inc.	372,277	6,898
National Semiconductor Corp.	38,686	1,049
* NCR Corp.	29,000	1,444
* Network Appliance, Inc.	57,200	1,539
* Novell, Inc.	56,300	430
* Novellus Systems, Inc.	19,900	542
* NVIDIA Corp.	88,250	3,198
* Oracle Corp.	633,225	13,709
Paychex, Inc.	54,735	2,244
* QLogic Corp.	23,600	317
QUALCOMM, Inc.	269,234	11,378
* SanDisk Corp.	36,600	2,017
* Solectron Corp.	144,800	565
* Sun Microsystems, Inc.	568,997	3,192
* Symantec Corp.	144,654	2,803
Tektronix, Inc.	12,260	340
* Tellabs, Inc.	70,492	671
* Teradyne, Inc.	30,550	422
Texas Instruments, Inc.	229,800	8,408
Tyco Electronics, Ltd.	79,927	2,832
* Unisys Corp.	56,250	372
* VeriSign, Inc.	39,200	1,323
Western Union Co.	124,232	2,605
* Xerox Corp.	150,500	2,610
Xilinx, Inc.	47,600	1,244
* Yahoo!, Inc.	216,700	5,816
Total		352,079
Materials (3.2%)
Air Products and Chemicals, Inc.	34,767	3,399
Alcoa, Inc.	142,207	5,563
Allegheny Technologies, Inc.	16,417	1,805
Ashland, Inc.	9,000	542
Ball Corp.	16,432	883
Bemis Co., Inc.	16,800	489
The Dow Chemical Co.	152,809	6,580
E. I. du Pont de Nemours and Co.	148,028	7,336

Eastman Chemical Co.	13,525	903
Ecolab, Inc.	28,000	1,322
Freeport-McMoRan Copper & Gold, Inc.	61,388	6,439
Hercules, Inc.	18,700	393
International Flavors & Fragrances, Inc.	14,400	761
International Paper Co.	69,066	2,477
MeadWestvaco Corp.	29,479	871
Monsanto Co.	87,706	7,520
Newmont Mining Corp.	72,580	3,247
Nucor Corp.	46,332	2,755
* Pactiv Corp.	21,000	602
PPG Industries, Inc.	26,367	1,992
Praxair, Inc.	51,400	4,305
Rohm and Haas Co.	22,080	1,229
Sealed Air Corp.	25,942	663
Sigma-Aldrich Corp.	21,100	1,028
Temple-Inland, Inc.	17,000	895
United States Steel Corp.	19,050	2,018
Vulcan Materials Co.	15,400	1,373
Weyerhaeuser Co.	34,680	2,507
Total		69,897
Telecommunication Services (3.7%)
ALLTEL Corp.	56,357	3,927
AT&T, Inc.	980,975	41,505
CenturyTel, Inc.	18,000	832
Citizens Communications Co.	54,700	783
Embarq Corp.	24,530	1,364
* Qwest Communications International, Inc.	256,935	2,354
Sprint Nextel Corp.	457,802	8,698
Verizon Communications, Inc.	466,842	20,672
Windstream Corp.	76,792	1,084
Total		81,219
Utilities (3.4%)
* The AES Corp.	107,500	2,154
* Allegheny Energy, Inc.	26,700	1,395
Ameren Corp.	33,367	1,752
American Electric Power Co., Inc.	64,240	2,960
CenterPoint Energy, Inc.	51,662	828
CMS Energy Corp.	36,100	607
Consolidated Edison, Inc.	43,550	2,016
Constellation Energy Group	29,000	2,488
Dominion Resources, Inc.	46,788	3,944
DTE Energy Co.	27,450	1,330
Duke Energy Corp.	202,673	3,788
* Dynegy, Inc.	79,700	736
Edison International	52,420	2,907
Entergy Corp.	31,509	3,412
Exelon Corp.	108,424	8,172
FirstEnergy Corp.	49,065	3,108
FPL Group, Inc.	65,414	3,982
Integrys Energy Group, Inc.	12,232	627
Nicor, Inc.	7,250	311
NiSource, Inc.	44,073	844
PG&E Corp.	56,825	2,716
Pinnacle West Capital Corp.	16,100	636
PPL Corp.	61,568	2,851
Progress Energy, Inc.	41,592	1,949
Public Service Enterprise Group, Inc.	40,936	3,602
Questar Corp.	27,800	1,460
Sempra Energy	42,502	2,470
The Southern Co.	121,700	4,415
TECO Energy, Inc.	33,900	557
TXU Corp.	74,130	5,076

Xcel Energy, Inc.	67,520	1,454
Total		74,547
Total Common Stocks (Cost: $1,389,870)		2,165,150
Money Market Investments (1.1%)
Federal Government & Agencies (0.1%)
(b) Federal Home Loan Mortgage Co., 4.70%, 12/10/07	3,300,000	3,271
Total		3,271
Finance Lessors (0.9%)
(b) Ranger Funding Co. LLC, 5.18%, 10/24/07	10,000,000	9,964
(b) Windmill Funding Corp., 5.21%, 10/24/07	10,000,000	9,964
Total		19,928
National Commercial Banks (0.1%)
(b) Rabobank USA, 4.84%, 10/1/07	1,600,000	1,600
Total		1,600
Total Money Market Investments (Cost: $24,797)		24,799
Total Investments (99.9%) (Cost $1,414,667)(a)		2,189,949
Other Assets, Less Liabilities (0.1%)		2,110
Total Net Assets (100.0%)		2,192,059

*	Non-Income Producing

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,414,667 and the net unrealized appreciation of investments based on that cost was $775,282 which is comprised of $870,350 aggregate gross unrealized appreciation and $95,068 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	64	12/07	$72
(Total Notional Value at September 30, 2007, $24,538)

Northwestern Mutual Series Fund, Inc.

American Century Large Company Value Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.8%)
Best Buy Co., Inc.	4,000	184
Gannett Co., Inc.	6,700	292
The Gap, Inc.	9,200	170
H&R Block, Inc.	7,100	150
The Home Depot, Inc.	3,200	104
* Kohl’s Corp.	1,300	75
McDonald’s Corp.	4,000	218
Newell Rubbermaid, Inc.	7,300	210
Staples, Inc.	7,200	155
Time Warner, Inc.	23,400	429
VF Corp.	2,000	162
* Viacom, Inc. - Class B	6,200	242
Total		2,391
Consumer Staples (6.0%)
Altria Group, Inc.	5,100	355
The Coca-Cola Co.	6,500	373
The Kroger Co.	6,800	194
The Pepsi Bottling Group, Inc.	7,100	264
Unilever NV	10,600	327
Wal-Mart Stores, Inc.	7,000	306
Total		1,819
Energy (14.2%)
Chevron Corp.	10,500	983
ConocoPhillips	7,600	667
Devon Energy Corp.	1,500	125
Exxon Mobil Corp.	16,500	1,526
* National-Oilwell Varco, Inc.	1,100	159
Royal Dutch Shell PLC, ADR	10,800	888
Total		4,348
Financials (29.8%)
The Allstate Corp.	6,000	343
American International Group, Inc.	9,600	649
Bank of America Corp.	20,300	1,020
Bank of New York Mellon Corp.	6,654	294
Citigroup, Inc.	29,200	1,362
Countrywide Financial Corp.	1,700	32
Discover Financial Services	3,500	73
Freddie Mac	11,600	685
The Hartford Financial Services Group, Inc.	3,700	342
JPMorgan Chase & Co.	15,500	710
Loews Corp.	4,300	208
Marsh & McLennan Companies, Inc.	5,600	143
Merrill Lynch & Co., Inc.	6,000	428
MGIC Investment Corp.	4,600	149
Morgan Stanley	6,300	397
National City Corp.	5,100	128
PNC Financial Services Group, Inc.	2,700	184
Torchmark Corp.	2,500	156

U.S. Bancorp	11,900	387
Wachovia Corp.	9,300	466
Washington Mutual, Inc.	8,500	300
Wells Fargo & Co.	18,300	652
Total		9,108
Health Care (8.7%)
Abbott Laboratories	7,800	418
* Amgen, Inc.	2,800	158
Eli Lilly and Co.	3,500	199
Johnson & Johnson	8,600	566
Medtronic, Inc.	2,600	147
Merck & Co., Inc.	4,100	212
Pfizer, Inc.	21,900	535
Quest Diagnostics, Inc.	1,700	98
Wyeth	7,500	334
Total		2,667
Industrials (8.6%)
Avery Dennison Corp.	1,200	68
Caterpillar, Inc.	2,400	188
Deere & Co.	1,100	163
Dover Corp.	4,200	214
General Electric Co.	17,500	726
Ingersoll-Rand Co., Ltd. - Class A	5,000	272
Northrop Grumman Corp.	3,600	281
Parker Hannifin Corp.	1,900	212
R. R. Donnelley & Sons Co.	4,900	179
Tyco International, Ltd.	3,175	141
Waste Management, Inc.	4,800	181
Total		2,625
Information Technology (7.2%)
Applied Materials, Inc.	5,100	106
* Fiserv, Inc.	2,400	122
Hewlett-Packard Co.	8,700	433
Intel Corp.	5,500	142
International Business Machines Corp.	3,100	365
Microsoft Corp.	15,800	466
Motorola, Inc.	3,900	72
* Oracle Corp.	9,700	210
Tyco Electronics, Ltd.	3,075	109
* Xerox Corp.	9,900	172
Total		2,197
Materials (3.8%)
E. I. du Pont de Nemours and Co.	5,700	282
Nucor Corp.	2,800	167
PPG Industries, Inc.	5,000	378
Weyerhaeuser Co.	4,400	318
Total		1,145
Other Holdings (2.3%)
iShares Russell 1000 Value Index Fund	8,000	688
Total		688

Telecommunication Services (5.5%)
AT&T, Inc.	22,500	952
Sprint Nextel Corp.	13,900	264
Verizon Communications, Inc.	10,200	452
Total		1,668
Utilities (2.9%)
Exelon Corp.	5,900	445
* NRG Energy, Inc.	1,800	76
PPL Corp.	8,100	375
Total		896
Total Common Stocks (Cost: $29,756)		29,552
Money Market Investments (3.6%)
Government (3.6%)
(b) Federal Home Loan Bank, 4.00%, 10/1/07	1,096,000	1,095
Total		1,095
Other Holdings (0.0%)
J.P. Morgan Money Market Fund	709	1
Total		1
Total Money Market Investments (Cost: $1,096)		1,096
Total Investments (100.4%) (Cost $30,852)(a)		30,648
Other Assets, Less Liabilities (-0.4%)		(126)
Total Net Assets (100.0%)		30,522

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $30,852 and the net unrealized depreciation of investments based on that cost was $204 which is comprised of $1,280 aggregate gross unrealized appreciation and $1,484 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S & P 500 Mini Index Futures (Long)	3	12/07	$8
(Total Notional Value at September 30, 2007, $223)

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.1%)
Carnival Corp.	67,600	3,274
CBS Corp. - Class B	81,900	2,580
Fortune Brands, Inc.	32,300	2,632
General Motors Corp.	82,400	3,024
* Jarden Corp.	253,300	7,837
Leggett & Platt, Inc.	74,300	1,424
McDonald’s Corp.	35,300	1,923
* Time Warner Cable, Inc. - Class A	64,100	2,102
Total		24,796
Consumer Staples (9.8%)
Altria Group, Inc.	136,600	9,498
Avon Products, Inc.	74,000	2,777
General Mills, Inc.	48,600	2,819
Kraft Foods, Inc. - Class A	468,372	16,163
Loews Corp. - Carolina Group	9,300	765
Sara Lee Corp.	591,000	9,864
Unilever NV	187,200	5,775
Total		47,661
Energy (8.9%)
Chevron Corp.	31,346	2,933
ConocoPhillips	83,900	7,364
Exxon Mobil Corp.	45,300	4,193
Royal Dutch Shell PLC, ADR	86,700	7,125
Royal Dutch Shell PLC, ADR B	62,728	5,150
Spectra Energy Corp.	130,800	3,202
* Transocean, Inc.	57,100	6,455
* Weatherford International, Ltd.	98,600	6,624
Total		43,046
Financials (36.4%)
Ambac Financial Group, Inc.	95,200	5,989
American Capital Strategies, Ltd.	205,400	8,777
American International Group, Inc.	182,900	12,373
* AmeriCredit Corp.	144,600	2,542
* Berkshire Hathaway, Inc.	34	4,029
Capital One Financial Corp.	91,100	6,052
Douglas Emmett, Inc.	115,000	2,844
Fifth Third Bancorp	139,200	4,716
General Growth Properties, Inc.	69,920	3,749
The Goldman Sachs Group, Inc.	19,600	4,248
The Hartford Financial Services Group, Inc.	17,100	1,583
Host Hotels & Resorts, Inc.	119,200	2,675
Hudson City Bancorp, Inc.	502,300	7,725
IndyMac Bancorp, Inc.	338,400	7,990
JPMorgan Chase & Co.	334,188	15,311
Lehman Brothers Holdings, Inc.	33,800	2,086
Marsh & McLennan Companies, Inc.	323,000	8,237
MBIA, Inc.	111,500	6,807
Merrill Lynch & Co., Inc.	41,100	2,930

The Progressive Corp.	448,100	8,698
RenaissanceRe Holdings, Ltd.	62,600	4,095
SLM Corp.	45,200	2,245
SunTrust Banks, Inc.	133,100	10,072
Wachovia Corp.	228,109	11,440
Washington Mutual, Inc.	402,300	14,205
Wells Fargo & Co.	267,300	9,521
XL Capital, Ltd. - Class A	64,600	5,116
Total		176,055
Health Care (9.1%)
AstraZeneca PLC, ADR	79,300	3,971
Merck & Co., Inc.	182,100	9,413
* Millennium Pharmaceuticals, Inc.	180,700	1,834
Pfizer, Inc.	502,300	12,271
Sanofi-Aventis, ADR	312,300	13,248
* WellPoint, Inc.	41,300	3,259
Total		43,996
Industrials (8.3%)
3M Co.	27,300	2,555
Caterpillar, Inc.	40,900	3,208
Emerson Electric Co.	46,600	2,480
General Electric Co.	416,100	17,227
Illinois Tool Works, Inc.	94,900	5,660
Parker Hannifin Corp.	25,300	2,829
Siemens AG, ADR	21,900	3,006
Tyco International, Ltd.	18,775	832
Union Pacific Corp.	20,000	2,261
Total		40,058
Information Technology (7.4%)
* Advanced Micro Devices, Inc.	237,200	3,131
* Affiliated Computer Services, Inc. - Class A	68,000	3,416
* Fairchild Semiconductor International, Inc.	149,100	2,785
* Flextronics International, Ltd.	612,800	6,852
Hewlett-Packard Co.	89,000	4,431
Jabil Circuit, Inc.	295,400	6,747
* Micron Technology, Inc.	92,000	1,021
Seagate Technology	252,000	6,446
Tyco Electronics, Ltd.	29,850	1,058
Total		35,887
Materials (1.9%)
Alcoa, Inc.	59,800	2,339
The Dow Chemical Co.	44,200	1,903
Nucor Corp.	86,700	5,157
Total		9,399
Telecommunication Services (4.5%)
AT&T, Inc.	413,800	17,508
Verizon Communications, Inc.	101,900	4,512
Total		22,020

Utilities (3.7%)
CMS Energy Corp.	236,500	3,978
Edison International	111,100	6,160
NiSource, Inc.	100,100	1,916
Pinnacle West Capital Corp.	146,800	5,800
Total		17,854
Total Common Stocks (Cost: $414,008)		460,772
Convertible Corporate Bonds (1.1%)
Automobiles And Other Motor Vehicles (1.1%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	5,353
Total Convertible Corporate Bonds (Cost: $4,654)		5,353
Money Market Investments (3.8%)
Finance Lessors (1.2%)
Ranger Funding Co. LLC, 5.28%, 10/2/07	3,000,000	2,998
Windmill Funding Corp., 6.20%, 10/15/07	3,000,000	2,992
Total		5,990
Finance Services (1.9%)
Alpine Securitization, 6.05%, 10/5/07	3,000,000	2,997
Barton Capital LLC, 5.25%, 10/11/07	3,000,000	2,995
Bryant Park Funding LLC, 5.25%, 10/11/07	3,000,000	2,995
Total		8,987
National Commercial Banks (0.1%)
Rabobank USA, 4.84%, 10/1/07	500,000	500
Total		500
Security Brokers and Dealers (0.6%)
Merrill Lynch & Co., 5.13%, 10/1/07	3,000,000	2,999
Total		2,999
Total Money Market Investments (Cost: $18,476)		18,476
Total Investments (100.0%) (Cost $437,138)(a)		484,601
Other Assets, Less Liabilities (0.0%)		47
Total Net Assets (100.0%)		484,648

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $437,138 and the net unrealized appreciation of investments based on that cost was $47,463 which is comprised of $66,825 aggregate gross unrealized appreciation and $19,362 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.4%)
* Bed Bath & Beyond, Inc.	42,800	1,460
CBS Corp. - Class B	47,150	1,485
D.R. Horton, Inc.	40,200	515
Dow Jones & Co., Inc.	31,500	1,881
Eastman Kodak Co.	55,500	1,485
* Ford Motor Co.	63,100	536
Fortune Brands, Inc.	20,700	1,687
Gannett Co., Inc.	36,400	1,591
The Gap, Inc.	23,700	437
Genuine Parts Co.	23,200	1,160
H&R Block, Inc.	71,000	1,504
The Home Depot, Inc.	56,200	1,823
Mattel, Inc.	62,500	1,466
The McGraw-Hill Companies, Inc.	18,700	952
The New York Times Co. - Class A	67,800	1,340
Newell Rubbermaid, Inc.	63,900	1,842
Sony Corp., ADR	27,600	1,326
Time Warner, Inc.	129,800	2,383
Tribune Co.	34,695	948
* Viacom, Inc. - Class B	27,850	1,085
The Walt Disney Co.	53,800	1,850
Total		28,756
Consumer Staples (9.7%)
Anheuser-Busch Companies, Inc.	42,800	2,140
Archer-Daniels-Midland Co.	17,200	569
Avon Products, Inc.	43,400	1,629
Brown-Forman Corp. - Class B	5,400	405
Campbell Soup Co.	17,200	636
The Coca-Cola Co.	30,100	1,730
Colgate-Palmolive Co.	32,500	2,319
General Mills, Inc.	30,000	1,740
The Hershey Co.	20,800	965
Kimberly-Clark Corp.	16,800	1,180
Kraft Foods, Inc. - Class A	38,800	1,339
McCormick & Co., Inc.	22,500	809
The Procter & Gamble Co.	30,300	2,131
Sysco Corp.	18,300	651
UST, Inc.	17,300	858
Wal-Mart Stores, Inc.	42,600	1,859
Total		20,960
Energy (12.0%)
Anadarko Petroleum Corp.	32,700	1,758
BJ Services Co.	34,900	927
BP PLC, ADR	23,700	1,644
Chevron Corp.	53,700	5,024
Exxon Mobil Corp.	52,800	4,886
Hess Corp.	34,600	2,302
Murphy Oil Corp.	29,000	2,027
Royal Dutch Shell PLC, ADR	43,200	3,550
Schlumberger, Ltd.	17,300	1,817
Spectra Energy Corp.	36,450	892
Statoil ASA, ADR	31,000	1,052
Total		25,879

Financials (17.8%)
American International Group, Inc.	36,300	2,456
Bank of New York Mellon Corp.	53,900	2,379
Capital One Financial Corp.	14,600	970
The Charles Schwab Corp.	93,000	2,009
The Chubb Corp.	16,000	858
Citigroup, Inc.	53,800	2,511
Countrywide Financial Corp.	43,200	821
Fannie Mae	16,800	1,022
Fifth Third Bancorp	53,100	1,799
Genworth Financial, Inc.	22,500	691
JPMorgan Chase & Co.	102,888	4,713
Legg Mason, Inc.	12,600	1,062
Lincoln National Corp.	32,176	2,123
Marsh & McLennan Companies, Inc.	101,400	2,586
Merrill Lynch & Co., Inc.	9,400	670
National City Corp.	27,300	685
The Progressive Corp.	45,500	883
State Street Corp.	21,300	1,452
SunTrust Banks, Inc.	21,700	1,642
The Travelers Companies, Inc.	29,927	1,507
U.S. Bancorp	86,600	2,817
Unum Group	38,800	949
Wells Fargo & Co.	42,500	1,514
Total		38,119
Health Care (9.1%)
Abbott Laboratories	25,900	1,389
* Amgen, Inc.	34,500	1,952
Baxter International, Inc.	24,600	1,384
* Boston Scientific Corp.	34,400	480
Bristol-Myers Squibb Co.	58,300	1,680
Eli Lilly and Co.	49,700	2,829
Johnson & Johnson	38,800	2,549
Merck & Co., Inc.	64,800	3,350
Pfizer, Inc.	97,200	2,375
Wyeth	38,900	1,733
Total		19,721
Industrials (12.3%)
3M Co.	34,300	3,210
Avery Dennison Corp.	28,100	1,602
Cooper Industries, Ltd. - Class A	20,200	1,032
General Electric Co.	174,500	7,224
Honeywell International, Inc.	30,200	1,796
Illinois Tool Works, Inc.	30,100	1,795
Ingersoll-Rand Co., Ltd. - Class A	19,400	1,057
Masco Corp.	62,700	1,453
Pall Corp.	6,700	261
Raytheon Co.	25,900	1,653
Southwest Airlines Co.	44,100	653
Union Pacific Corp.	19,300	2,182
United Parcel Service, Inc. - Class B	8,900	668
* USG Corp.	22,400	841
Waste Management, Inc.	32,100	1,211
Total		26,638

Information Technology (6.4%)
Alcatel-Lucent	58,800	599
Analog Devices, Inc.	45,500	1,645
Applied Materials, Inc.	22,600	468
* Computer Sciences Corp.	18,000	1,006
* Dell, Inc.	71,400	1,971
Intel Corp.	45,300	1,171
Microsoft Corp.	120,300	3,545
Motorola, Inc.	63,100	1,169
Nokia OYJ, ADR	13,000	493
* Yahoo!, Inc.	64,500	1,731
Total		13,798
Materials (4.9%)
Alcoa, Inc.	34,100	1,334
E. I. du Pont de Nemours and Co.	38,500	1,908
International Flavors & Fragrances, Inc.	34,300	1,813
International Paper Co.	84,600	3,035
MeadWestvaco Corp.	42,100	1,243
Vulcan Materials Co.	14,600	1,302
Total		10,635
Telecommunication Services (5.2%)
ALLTEL Corp.	16,700	1,164
AT&T, Inc.	103,135	4,363
* Qwest Communications International, Inc.	207,500	1,901
Sprint Nextel Corp.	89,500	1,701
Verizon Communications, Inc.	45,200	2,001
Windstream Corp.	9,204	130
Total		11,260
Utilities (4.8%)
Ameren Corp.	6,600	347
Duke Energy Corp.	59,300	1,108
Entergy Corp.	19,500	2,111
FirstEnergy Corp.	20,400	1,292
NiSource, Inc.	90,800	1,738
Pinnacle West Capital Corp.	20,200	798
Progress Energy, Inc.	29,700	1,391
TECO Energy, Inc.	19,700	324
Xcel Energy, Inc.	55,000	1,185
Total		10,294
Total Common Stocks (Cost: $179,990)		206,060
Convertible Corporate Bonds (0.1%)
Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	289
Total Convertible Corporate Bonds (Cost: $247)		289
Money Market Investments (4.0%)
Other Holdings (4.0%)
Reserve Investment Fund	8,714,545	8,715
Total Money Market Investments (Cost: $8,715)		8,715
Total Investments (99.7%) (Cost $188,952)(a)		215,064
Other Assets, Less Liabilities (0.3%)		713
Total Net Assets (100.0%)		215,777

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $188,952 and the net unrealized appreciation of investments based on that cost was $26,113 which is comprised of $33,801 aggregate gross unrealized appreciation and $5,689 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (15.8%)
Abercrombie & Fitch Co. - Class A	133,900	10,806
* Coach, Inc.	343,300	16,228
* Collective Brands, Inc.	462,300	10,198
* Dollar Tree Stores, Inc.	430,000	17,432
* Focus Media Holding, Ltd., ADR	359,300	20,847
* GameStop Corp. - Class A	769,900	43,383
International Game Technology	396,400	17,085
* Jack in the Box, Inc.	171,600	11,127
* Kohl’s Corp.	209,400	12,005
* O’Reilly Automotive, Inc.	418,160	13,971
Orient-Express Hotels, Ltd. - Class A	175,300	8,988
* Saks, Inc.	438,500	7,520
Starwood Hotels & Resorts Worldwide, Inc.	124,400	7,557
* Urban Outfitters, Inc.	352,800	7,691
Total		204,838
Consumer Staples (2.1%)
* Bare Escentuals, Inc.	599,200	14,902
Longs Drug Stores Corp.	239,300	11,886
Total		26,788
Energy (9.7%)
* Cameron International Corp.	336,500	31,055
Diamond Offshore Drilling, Inc.	213,000	24,131
* National-Oilwell Varco, Inc.	111,000	16,040
Range Resources Corp.	316,200	12,857
Smith International, Inc.	436,500	31,165
* Southwestern Energy Co.	270,700	11,329
Total		126,577
Financials (7.3%)
Assured Guaranty, Ltd.	238,400	6,477
CME Group, Inc.	27,900	16,387
* IntercontinentalExchange, Inc.	69,283	10,524
* Investment Technology Group, Inc.	468,340	20,130
MBIA, Inc.	98,500	6,013
SEI Investments Co.	555,200	15,146
T. Rowe Price Group, Inc.	353,700	19,698
Total		94,375
Health Care (17.1%)
* Celgene Corp.	220,800	15,745
* Charles River Laboratories International, Inc.	114,300	6,418
* DaVita, Inc.	641,900	40,556
* Express Scripts, Inc.	470,600	26,269
* Immucor, Inc.	388,600	13,892
* Intuitive Surgical, Inc.	109,400	25,162
* Kyphon, Inc.	177,520	12,426
* Lincare Holdings, Inc.	395,000	14,477

Mentor Corp.	131,000	6,033
* Pediatrix Medical Group, Inc.	301,000	19,691
* Psychiatric Solutions, Inc.	544,981	21,407
* VCA Antech, Inc.	480,600	20,065
Total		222,141
Industrials (16.2%)
C.H. Robinson Worldwide, Inc.	354,300	19,235
* Corrections Corp. of America	639,100	16,725
Expeditors International of Washington, Inc.	396,560	18,757
Harsco Corp.	266,300	15,784
J.B. Hunt Transport Services, Inc.	386,000	10,152
Joy Global, Inc.	112,200	5,706
Knight Transportation, Inc.	879,000	15,128
The Manitowoc Co., Inc.	360,000	15,941
* Monster Worldwide, Inc.	254,800	8,678
MSC Industrial Direct Co., Inc. - Class A	287,300	14,535
Ritchie Bros. Auctioneers, Inc.	361,900	23,560
Robert Half International, Inc.	253,600	7,572
* Spirit AeroSystems Holdings, Inc. - Class A	516,700	20,120
* Stericycle, Inc.	335,200	19,160
Total		211,053
Information Technology (22.9%)
* Activision, Inc.	913,610	19,725
Amphenol Corp. - Class A	581,400	23,116
* Autodesk, Inc.	281,700	14,077
* Citrix Systems, Inc.	468,600	18,894
* Cognizant Technology Solutions Corp. - Class A	240,000	19,145
* Digital River, Inc.	295,200	13,210
FactSet Research Systems, Inc.	306,000	20,976
* Foundry Networks, Inc.	696,200	12,371
Harris Corp.	166,900	9,645
KLA-Tencor Corp.	329,880	18,401
* MEMC Electronic Materials, Inc.	257,200	15,139
* Mettler-Toledo International, Inc.	120,400	12,281
Microchip Technology, Inc.	667,195	24,233
* Network Appliance, Inc.	403,000	10,845
* NVIDIA Corp.	524,700	19,015
* ValueClick, Inc.	1,119,460	25,142
* VeriFone Holdings, Inc.	467,300	20,715
Total		296,930
Materials (3.5%)
* Owens-Illinois, Inc.	390,900	16,203
Praxair, Inc.	346,540	29,026
Total		45,229
Other Holdings (0.9%)
SPDR Metals & Mining ETF	192,700	12,333
Total		12,333
Telecommunication Services (1.1%)
* NeuStar, Inc. - Class A	432,600	14,834
Total		14,834
Total Common Stocks (Cost: $1,014,507)		1,255,098

Money Market Investments (3.2%)
Federal Government & Agencies (0.1%)
Federal Home Loan Mortgage Co., 4.70%, 12/10/07	1,500,000	1,487
Total		1,487
Finance Lessors (0.8%)
Ranger Funding Co. LLC, 5.28%, 10/2/07	10,000,000	9,996
Total		9,996
National Commercial Banks (1.5%)
(b) Rabobank USA, 4.84%, 10/1/07	19,600,000	19,595
Total		19,595
Short Term Business Credit (0.8%)
Sheffield Receivables, 5.25%, 10/22/07	10,000,000	9,966
Total		9,966
Total Money Market Investments (Cost: $41,043)		41,044
Total Investments (99.8%) (Cost $1,055,550)(a)		1,296,142
Other Assets, Less Liabilities (0.2%)		2,954
Total Net Assets (100.0%)		1,299,096

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,055,550 and the net unrealized appreciation of investments based on that cost was $240,592 which is comprised of $268,748 aggregate gross unrealized appreciation and $28,156 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	38	12/07	$38
(Total Notional Value at September 30, 2007, $16,934)

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.5%)
* 99 Cents Only Stores	21,533	221
Advance Auto Parts, Inc.	48,600	1,631
* Aeropostale, Inc.	35,350	674
American Eagle Outfitters, Inc.	98,450	2,590
American Greetings Corp. - Class A	25,500	673
* AnnTaylor Stores Corp.	28,550	904
Applebee’s International, Inc.	34,300	853
ArvinMeritor, Inc.	32,950	554
Barnes & Noble, Inc.	23,200	818
Belo Corp. - Class A	40,300	700
Blyth, Inc.	11,600	237
Bob Evans Farms, Inc.	16,200	489
Borders Group, Inc.	27,000	360
BorgWarner, Inc.	26,600	2,435
Boyd Gaming Corp.	25,700	1,101
Brinker International, Inc.	48,175	1,322
Callaway Golf Co.	32,500	520
* Career Education Corp.	41,800	1,170
* CarMax, Inc.	99,700	2,027
Catalina Marketing Corp.	16,800	544
CBRL Group, Inc.	11,226	458
* Charming Shoppes, Inc.	56,200	472
* The Cheesecake Factory, Inc.	33,050	776
* Chico’s FAS, Inc.	80,700	1,134
* Coldwater Creek, Inc.	28,300	307
* Collective Brands, Inc.	30,042	663
* Corinthian Colleges, Inc.	38,800	617
DeVry, Inc.	27,400	1,014
* Dick’s Sporting Goods, Inc.	19,000	1,276
* Dollar Tree Stores, Inc.	43,600	1,768
Entercom Communications Corp.	12,100	234
Foot Locker, Inc.	70,700	1,084
Furniture Brands International, Inc.	22,200	225
* GameStop Corp. - Class A	72,900	4,109
Gentex Corp.	65,900	1,413
* Getty Images, Inc.	27,400	763
* Hanesbrands, Inc.	43,900	1,232
Harte-Hanks, Inc.	22,650	446
* Hovnanian Enterprises, Inc. - Class A	16,800	186
International Speedway Corp. - Class A	14,300	656
* ITT Educational Services, Inc.	13,700	1,667
John Wiley & Sons, Inc. - Class A	20,400	917
* Lear Corp.	35,300	1,133
Lee Enterprises, Inc.	18,200	283
* Life Time Fitness, Inc.	14,500	889
M.D.C. Holdings, Inc.	16,000	655
Matthews International Corp. - Class A	14,300	626
Media General, Inc. - Class A	10,400	286
Modine Manufacturing Co.	15,100	402
* Mohawk Industries, Inc.	25,300	2,057
* Netflix, Inc.	22,600	468
* NVR, Inc.	2,500	1,176
* O’Reilly Automotive, Inc.	52,600	1,757
* Pacific Sunwear of California, Inc.	32,100	475
PetSmart, Inc.	61,700	1,968
Phillips-Van Heusen Corp.	25,900	1,359
Regis Corp.	20,200	645
* Rent-A-Center, Inc.	31,700	575
Ross Stores, Inc.	62,800	1,610

Ruby Tuesday, Inc.	23,700	435
The Ryland Group, Inc.	19,200	411
* Saks, Inc.	65,700	1,127
* Scholastic Corp.	11,900	415
* Scientific Games Corp.	29,700	1,117
Sotheby’s	30,300	1,448
Strayer Education, Inc.	6,600	1,113
Thor Industries, Inc.	15,800	711
* The Timberland Co. - Class A	23,000	436
* Toll Brothers, Inc.	58,200	1,163
Tupperware Brands Corp.	28,300	891
* Urban Outfitters, Inc.	51,700	1,127
* Valassis Communications, Inc.	21,900	195
* The Warnaco Group, Inc.	20,900	817
The Washington Post Co. - Class B	2,700	2,168
Williams-Sonoma, Inc.	41,300	1,347
Total		72,525
Consumer Staples (2.7%)
Alberto-Culver Co.	38,600	957
* BJ’s Wholesale Club, Inc.	29,700	985
Church & Dwight Co., Inc.	30,250	1,423
* Energizer Holdings, Inc.	26,100	2,892
* Hansen Natural Corp.	27,100	1,536
Hormel Foods Corp.	33,200	1,188
The J.M. Smucker Co.	26,396	1,410
Lancaster Colony Corp.	10,000	382
* NBTY, Inc.	25,900	1,052
PepsiAmericas, Inc.	27,100	879
Ruddick Corp.	16,900	567
* Smithfield Foods, Inc.	53,500	1,685
Tootsie Roll Industries, Inc.	12,383	329
Universal Corp.	12,500	612
Total		15,897
Energy (9.1%)
Arch Coal, Inc.	65,600	2,213
* Bill Barrett Corp.	15,300	603
* Cameron International Corp.	49,800	4,596
Cimarex Energy Co.	38,100	1,419
* Denbury Resources, Inc.	55,900	2,498
* Encore Acquisition Co.	24,400	772
* Exterran Holdings, Inc.	30,102	2,418
* FMC Technologies, Inc.	59,338	3,421
* Forest Oil Corp.	40,300	1,735
Frontier Oil Corp.	49,100	2,045
* Grant Prideco, Inc.	58,800	3,206
Helmerich & Payne, Inc.	47,300	1,553
* Newfield Exploration Co.	59,600	2,870
Noble Energy, Inc.	78,700	5,512
Overseas Shipholding Group, Inc.	13,000	999
Patterson-UTI Energy, Inc.	71,800	1,621
Pioneer Natural Resources Co.	55,600	2,501
* Plains Exploration & Production Co.	33,400	1,477
Pogo Producing Co.	26,900	1,429
* Pride International, Inc.	76,400	2,792
* Quicksilver Resources, Inc.	23,400	1,101
* Southwestern Energy Co.	78,000	3,264
* Superior Energy Services, Inc.	37,300	1,322
Tidewater, Inc.	25,600	1,609
Total		52,976

Financials (14.3%)
A.G. Edwards, Inc.	34,700	2,906
AMB Property Corp.	45,800	2,739
American Financial Group, Inc.	34,450	983
* AmeriCredit Corp.	52,500	923
Arthur J. Gallagher & Co.	43,700	1,266
Associated Banc-Corp.	58,263	1,726
Astoria Financial Corp.	37,700	1,000
Bank of Hawaii Corp.	22,700	1,200
Brown & Brown, Inc.	52,100	1,370
Cathay General Bancorp	22,900	738
City National Corp.	18,800	1,307
The Colonial BancGroup, Inc.	70,300	1,520
Commerce Group, Inc.	20,800	613
Cousins Properties, Inc.	17,100	502
Cullen/Frost Bankers, Inc.	27,100	1,358
Eaton Vance Corp.	56,600	2,262
Equity One, Inc.	16,900	460
Everest Re Group, Ltd.	29,000	3,197
Fidelity National Financial, Inc.	101,291	1,771
First American Corp.	43,900	1,608
First Community Bancorp	12,100	662
First Niagara Financial Group, Inc.	48,300	683
FirstMerit Corp.	36,900	729
Greater Bay Bancorp	23,600	651
The Hanover Insurance Group, Inc.	23,800	1,052
HCC Insurance Holdings, Inc.	51,650	1,479
Highwoods Properties, Inc.	26,200	961
Horace Mann Educators Corp.	19,800	390
Hospitality Properties Trust	43,000	1,748
IndyMac Bancorp, Inc.	33,800	798
Jefferies Group, Inc.	51,300	1,428
Jones Lang LaSalle, Inc.	17,200	1,767
Liberty Property Trust	41,800	1,681
The Macerich Co.	32,900	2,881
Mack-Cali Realty Corp.	31,100	1,278
Mercury General Corp.	16,300	879
Nationwide Health Properties, Inc.	41,700	1,256
New York Community Bancorp, Inc.	143,821	2,740
Nuveen Investments, Inc. - Class A	36,600	2,267
Old Republic International Corp.	106,175	1,990
The PMI Group, Inc.	39,600	1,295
Potlatch Corp.	17,847	804
Protective Life Corp.	32,100	1,362
Radian Group, Inc.	36,800	857
Raymond James Financial, Inc.	43,225	1,420
Rayonier, Inc.	35,666	1,713
Regency Centers Corp.	31,900	2,448
SEI Investments Co.	58,300	1,590
StanCorp Financial Group, Inc.	24,200	1,198
* SVB Financial Group	15,800	748
TCF Financial Corp.	50,000	1,309
UDR, Inc.	61,800	1,503
Unitrin, Inc.	24,000	1,190
W.R. Berkley Corp.	75,550	2,239
Waddell & Reed Financial, Inc. - Class A	38,400	1,038
Washington Federal, Inc.	40,065	1,052
Webster Financial Corp.	25,000	1,053
Weingarten Realty Investors	35,300	1,464
Westamerica Bancorporation	13,600	677
Wilmington Trust Corp.	31,200	1,214
Total		82,943
Health Care (11.2%)
* Advanced Medical Optics, Inc.	27,712	848
* Affymetrix, Inc.	31,400	797
* Apria Healthcare Group, Inc.	20,000	520

Beckman Coulter, Inc.	28,400	2,095
* Cephalon, Inc.	30,600	2,236
* Cerner Corp.	30,100	1,800
* Charles River Laboratories International, Inc.	31,100	1,746
* Community Health Systems, Inc.	43,900	1,380
* Covance, Inc.	29,200	2,275
* Cytyc Corp.	53,500	2,549
DENTSPLY International, Inc.	69,700	2,902
* Edwards Lifesciences Corp.	26,200	1,292
* Endo Pharmaceuticals Holdings, Inc.	61,400	1,904
* Gen-Probe, Inc.	24,200	1,611
Health Management Associates, Inc. - Class A	111,100	771
* Health Net, Inc.	51,000	2,757
* Henry Schein, Inc.	40,800	2,482
Hillenbrand Industries, Inc.	28,400	1,563
* Intuitive Surgical, Inc.	17,300	3,978
* Invitrogen Corp.	21,200	1,733
* Kindred Healthcare, Inc.	14,600	261
* Kyphon, Inc.	21,000	1,470
* LifePoint Hospitals, Inc.	26,600	798
* Lincare Holdings, Inc.	38,900	1,426
Medicis Pharmaceutical Corp.	25,600	781
* Millennium Pharmaceuticals, Inc.	146,900	1,491
Omnicare, Inc.	55,700	1,845
* Par Pharmaceutical Companies, Inc.	16,200	301
* PDL BioPharma, Inc.	53,500	1,156
Perrigo Co.	35,600	760
Pharmaceutical Product Development, Inc.	47,900	1,698
* Psychiatric Solutions, Inc.	24,900	978
* ResMed, Inc.	35,500	1,522
* Sepracor, Inc.	49,200	1,353
STERIS Corp.	29,800	814
* Techne Corp.	18,100	1,142
Universal Health Services, Inc. - Class B	24,700	1,344
* Valeant Pharmaceuticals International	42,100	652
* Varian, Inc.	14,000	891
* VCA Antech, Inc.	38,500	1,607
* Ventana Medical Systems, Inc.	13,400	1,151
* Vertex Pharmaceuticals, Inc.	60,400	2,320
* Wellcare Health Plans, Inc.	19,100	2,014
Total		65,014
Industrials (15.0%)
* AGCO Corp.	41,900	2,127
* AirTran Holdings, Inc.	42,000	413
* Alaska Air Group, Inc.	18,600	429
Alexander & Baldwin, Inc.	19,700	988
* Alliant Techsystems, Inc.	15,400	1,683
AMETEK, Inc.	49,050	2,120
* Avis Budget Group, Inc.	47,570	1,089
The Brink’s Co.	22,200	1,241
Carlisle Companies, Inc.	28,600	1,390
* ChoicePoint, Inc.	34,400	1,304
Con-way, Inc.	21,000	966
* Copart, Inc.	32,900	1,131
The Corporate Executive Board Co.	16,600	1,232
Crane Co.	23,200	1,113
Deluxe Corp.	23,800	877
Donaldson Co., Inc.	32,700	1,366
DRS Technologies, Inc.	18,800	1,036
The Dun & Bradstreet Corp.	27,000	2,662
Expeditors International of Washington, Inc.	97,600	4,617
Fastenal Co.	57,900	2,629
Federal Signal Corp.	22,000	338
Flowserve Corp.	26,100	1,988
GATX Corp.	23,600	1,009
Graco, Inc.	30,100	1,177

Granite Construction, Inc.	16,100	854
Harsco Corp.	38,600	2,288
Herman Miller, Inc.	28,200	765
HNI Corp.	22,000	792
Hubbell, Inc. - Class B	27,200	1,554
IDEX Corp.	37,280	1,357
J.B. Hunt Transport Services, Inc.	42,800	1,126
* Jacobs Engineering Group, Inc.	55,000	4,157
* JetBlue Airways Corp.	82,525	761
Joy Global, Inc.	49,550	2,520
* KBR, Inc.	77,400	3,001
Kelly Services, Inc. - Class A	10,800	214
Kennametal, Inc.	17,900	1,503
* Korn/Ferry International	22,200	367
Lincoln Electric Holdings, Inc.	19,700	1,529
Manpower, Inc.	38,800	2,497
Mine Safety Appliances Co.	13,400	631
MSC Industrial Direct Co., Inc. - Class A	21,800	1,103
* Navigant Consulting, Inc.	20,400	258
Nordson Corp.	15,500	778
Oshkosh Truck Corp.	33,900	2,101
Pentair, Inc.	45,700	1,516
* Quanta Services, Inc.	77,800	2,058
Republic Services, Inc.	75,200	2,460
Rollins, Inc.	13,125	350
Roper Industries, Inc.	40,600	2,659
* Sequa Corp. - Class A	3,400	564
SPX Corp.	25,000	2,314
* Stericycle, Inc.	40,200	2,298
Teleflex, Inc.	18,000	1,403
* Thomas & Betts Corp.	23,200	1,360
The Timken Co.	43,500	1,616
Trinity Industries, Inc.	37,050	1,391
* United Rentals, Inc.	33,500	1,078
Werner Enterprises, Inc.	21,050	361
* YRC Worldwide, Inc.	26,400	721
Total		87,230
Information Technology (15.1%)
* 3Com Corp.	183,100	905
* ACI Worldwide, Inc.	16,800	375
* Activision, Inc.	130,866	2,825
Acxiom Corp.	31,702	627
* ADC Telecommunications, Inc.	53,900	1,057
ADTRAN, Inc.	27,900	643
* Advent Software, Inc.	8,000	376
* Alliance Data Systems Corp.	36,100	2,796
Amphenol Corp. - Class A	81,600	3,244
* Andrew Corp.	71,500	990
* Arrow Electronics, Inc.	56,700	2,411
* Atmel Corp.	224,000	1,156
* Avnet, Inc.	68,700	2,738
* Avocent Corp.	23,200	676
Broadridge Financial Solutions, Inc.	63,800	1,209
* Cadence Design Systems, Inc.	127,200	2,823
CDW Corp.	27,800	2,424
* Ceridian Corp.	66,100	2,296
* CheckFree Corp.	40,500	1,885
* CommScope, Inc.	28,300	1,422
* Cree, Inc.	38,800	1,207
* CSG Systems International, Inc.	19,500	414
* Cypress Semiconductor Corp.	70,700	2,065
Diebold, Inc.	30,200	1,372
* Digital River, Inc.	18,400	823
* DST Systems, Inc.	24,400	2,094
* Dycom Industries, Inc.	18,800	576
* F5 Networks, Inc.	38,600	1,436

Fair Isaac Corp.	26,200	946
* Fairchild Semiconductor International, Inc.	56,900	1,063
* Gartner, Inc.	31,900	780
Global Payments, Inc.	37,100	1,641
Harris Corp.	63,000	3,641
Imation Corp.	15,700	385
* Ingram Micro, Inc. - Class A	67,000	1,314
* Integrated Device Technology, Inc.	89,930	1,392
* International Rectifier Corp.	33,200	1,095
Intersil Corp. - Class A	61,000	2,039
Jack Henry & Associates, Inc.	36,000	931
* KEMET Corp.	38,400	282
* Lam Research Corp.	61,900	3,297
* Lattice Semiconductor Corp.	52,600	236
* Macrovision Corp.	25,200	621
* McAfee, Inc.	73,100	2,549
* Mentor Graphics Corp.	41,100	621
Micrel, Inc.	25,600	276
MoneyGram International, Inc.	38,000	858
* MPS Group, Inc.	46,600	520
National Instruments Corp.	26,250	901
* NCR Corp.	85,000	2,019
* Palm, Inc.	47,700	776
* Parametric Technology Corp.	52,600	916
Plantronics, Inc.	22,000	628
* Polycom, Inc.	41,900	1,125
* Powerwave Technologies, Inc.	59,900	369
* RF Micro Devices, Inc.	89,000	599
* Semtech Corp.	29,000	594
* Silicon Laboratories, Inc.	25,300	1,057
* SRA International, Inc. - Class A	19,400	545
* Sybase, Inc.	41,900	969
* Synopsys, Inc.	66,400	1,798
* Tech Data Corp.	25,300	1,015
* TriQuint Semiconductor, Inc.	63,711	313
* UTStarcom, Inc.	48,700	178
* ValueClick, Inc.	46,000	1,033
* Vishay Intertechnology, Inc.	85,387	1,113
* Western Digital Corp.	100,400	2,542
* Wind River Systems, Inc.	34,700	408
* Zebra Technologies Corp. - Class A	31,600	1,153
Total		87,403
Materials (6.8%)
Airgas, Inc.	36,300	1,874
Albemarle Corp.	36,300	1,604
Bowater, Inc.	25,800	385
Cabot Corp.	31,000	1,101
Carpenter Technology Corp.	11,800	1,534
Chemtura Corp.	110,763	985
Cleveland-Cliffs, Inc.	18,800	1,654
Commercial Metals Co.	54,900	1,738
Cytec Industries, Inc.	19,200	1,313
Ferro Corp.	19,900	398
Florida Rock Industries, Inc.	22,700	1,419
FMC Corp.	34,900	1,815
Louisiana-Pacific Corp.	47,800	811
The Lubrizol Corp.	31,700	2,062
Lyondell Chemical Co.	116,200	5,387
Martin Marietta Materials, Inc.	19,200	2,564
Minerals Technologies, Inc.	8,800	590
Olin Corp.	33,900	759
Packaging Corp. of America	42,500	1,235
Reliance Steel & Aluminum Co.	30,400	1,719
RPM International, Inc.	55,500	1,329
The Scotts Miracle-Gro Co. - Class A	20,100	859
Sensient Technologies Corp.	21,600	624

Sonoco Products Co.	46,200	1,394
Steel Dynamics, Inc.	43,300	2,022
The Valspar Corp.	46,100	1,254
Worthington Industries, Inc.	31,600	744
Total		39,173
Real Estate Investment Trusts (0.4%)
Duke Realty Corp.	64,000	2,164
Total		2,164
Telecommunication Services (0.9%)
* Cincinnati Bell, Inc.	113,700	562
* NeuStar, Inc. - Class A	35,000	1,200
Telephone and Data Systems, Inc.	48,800	3,257
Total		5,019
Utilities (6.9%)
AGL Resources, Inc.	35,600	1,410
Alliant Energy Corp.	51,300	1,966
Aqua America, Inc.	60,733	1,377
* Aquila, Inc.	171,800	689
Black Hills Corp.	17,300	710
DPL, Inc.	52,000	1,366
Energy East Corp.	72,500	1,961
Equitable Resources, Inc.	55,800	2,894
Great Plains Energy, Inc.	39,500	1,138
Hawaiian Electric Industries, Inc.	37,600	816
IDACORP, Inc.	20,200	661
MDU Resources Group, Inc.	83,500	2,325
National Fuel Gas Co.	38,300	1,793
Northeast Utilities	71,000	2,028
NSTAR	48,900	1,702
OGE Energy Corp.	42,100	1,394
ONEOK, Inc.	47,600	2,256
Pepco Holdings, Inc.	88,700	2,402
PNM Resources, Inc.	35,150	818
Puget Energy, Inc.	53,600	1,312
SCANA Corp.	53,500	2,073
Sierra Pacific Resouces	101,581	1,598
Vectren Corp.	35,100	958
Westar Energy, Inc.	41,900	1,029
WGL Holdings, Inc.	22,600	766
Wisconsin Energy Corp.	53,600	2,414
Total		39,856
Total Common Stocks (Cost: $423,116)		550,200
Money Market Investments (5.9%)
Federal Government & Agencies (0.5%)
(b) Federal Home Loan Mortgage Co., 4.70%, 12/10/07	3,000,000	2,974
Total		2,974
Finance Lessors (3.4%)
(b) Ranger Funding Co. LLC, 5.18%, 10/24/07	10,000,000	9,964
(b) Windmill Funding Corp., 5.21%, 10/24/07	10,000,000	9,963
Total		19,927

National Commercial Banks (0.3%)
(b) Rabobank USA, 4.84%, 10/1/07	1,600,000	1,600
Total		1,600
Short Term Business Credit (1.7%)
(b) Sheffield Receivables, 5.27%, 10/15/07	10,000,000	9,977
Total		9,977
Total Money Market Investments (Cost: $34,476)		34,478
Total Investments (100.8%) (Cost $457,592)(a)		584,678
Other Assets, Less Liabilities (-0.8%)		(4,548)
Total Net Assets (100.0%)		580,130

*	Non-Income Producing

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $457,592 and the net unrealized appreciation of investments based on that cost was $127,086 which is comprised of $157,948 aggregate gross unrealized appreciation and $30,862 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	77	12/07	$78
(Total Notional Value at September 30, 2007, $34,314)

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.3%)
ArvinMeritor, Inc.	105,300	1,771
Autoliv, Inc.	12,500	747
* AutoNation, Inc.	33,703	597
Dillard’s, Inc. - Class A	23,000	502
Furniture Brands International, Inc.	60,100	609
* Jack in the Box, Inc.	8,400	545
Jones Apparel Group, Inc.	35,000	740
KB HOME	10,000	251
* Office Depot, Inc.	21,400	441
* Papa John’s International, Inc.	17,500	428
* TRW Automotive Holdings Corp.	59,800	1,894
VF Corp.	13,900	1,122
Total		9,647
Consumer Staples (8.1%)
Corn Products International, Inc.	22,100	1,014
Molson Coors Brewing Co. - Class B	21,000	2,092
* Performance Food Group Co.	60,900	1,835
Ruddick Corp.	61,400	2,059
* Smithfield Foods, Inc.	21,900	690
SUPERVALU, Inc.	26,750	1,044
Universal Corp.	40,200	1,968
Total		10,702
Energy (2.9%)
* Exterran Holdings, Inc.	20,410	1,639
Hess Corp.	13,800	918
* Oil States International, Inc.	19,000	918
Rowan Companies, Inc.	8,800	322
Total		3,797
Financials (21.7%)
* Arch Capital Group, Ltd.	34,000	2,530
Ashford Hospitality Trust, Inc.	67,500	678
Aspen Insurance Holdings, Ltd.	65,300	1,823
Astoria Financial Corp.	48,450	1,285
Central Pacific Financial Corp.	52,000	1,518
Digital Realty Trust, Inc.	31,700	1,249
FelCor Lodging Trust, Inc.	59,800	1,192
Fidelity National Financial, Inc.	70,500	1,232
Mid-America Apartment Communities, Inc.	12,100	603
Old Republic International Corp.	87,200	1,634
Platinum Underwriters Holdings, Ltd.	60,200	2,165
Provident Financial Services, Inc.	70,100	1,148
RenaissanceRe Holdings, Ltd.	10,100	661
The South Financial Group, Inc.	61,600	1,401
StanCorp Financial Group, Inc.	32,400	1,604
Strategic Hotels & Resorts, Inc.	13,200	272
Susquehanna Bancshares, Inc.	67,900	1,365
Tanger Factory Outlet Centers, Inc.	18,900	767
Taubman Centers, Inc.	13,300	728

Trustmark Corp.	52,600	1,475
UnionBanCal Corp.	12,400	724
Webster Financial Corp.	42,000	1,769
Whitney Holding Corp.	39,850	1,051
Total		28,874
Health Care (5.8%)
* Apria Healthcare Group, Inc.	28,900	752
* Endo Pharmaceuticals Holdings, Inc.	8,661	269
* Kindred Healthcare, Inc.	45,000	806
* King Pharmaceuticals, Inc.	24,800	291
* LifePoint Hospitals, Inc.	25,400	762
* Molina Healthcare, Inc.	48,438	1,757
Omnicare, Inc.	3,600	119
PerkinElmer, Inc.	70,200	2,050
* PharMerica Corp.	16,471	246
Universal Health Services, Inc. - Class B	12,300	669
Total		7,721
Industrials (24.5%)
Acuity Brands, Inc.	24,300	1,227
* AGCO Corp.	36,400	1,848
* Alaska Air Group, Inc.	38,100	880
Arkansas Best Corp.	41,000	1,339
* Avis Budget Group, Inc.	82,700	1,893
Briggs & Stratton Corp.	49,600	1,249
* Continental Airlines, Inc. - Class B	34,600	1,143
Con-way, Inc.	29,900	1,375
Cooper Industries, Ltd. - Class A	24,000	1,226
EnerSys	49,200	874
GATX Corp.	44,900	1,919
Goodrich Corp.	19,900	1,358
Kelly Services, Inc. - Class A	28,000	555
Kennametal, Inc.	27,200	2,284
Mueller Industries, Inc.	44,400	1,605
* Quebecor World, Inc.	64,000	620
Regal-Beloit Corp.	39,100	1,872
Ryder System, Inc.	28,400	1,392
SkyWest, Inc.	30,000	755
SPX Corp.	26,700	2,472
* Terex Corp.	21,000	1,869
* United Stationers, Inc.	30,500	1,693
Werner Enterprises, Inc.	66,100	1,134
Total		32,582
Information Technology (8.3%)
* Amkor Technology, Inc.	50,000	576
* Arrow Electronics, Inc.	39,400	1,675
AVX Corp.	20,100	324
* Checkpoint Systems, Inc.	36,900	974
* CommScope, Inc.	24,300	1,221
IKON Office Solutions, Inc.	125,400	1,611
* Sanmina-SCI Corp.	124,900	265
* Spansion, Inc. - Class A	64,000	541
* Tech Data Corp.	13,500	542
* Teradyne, Inc.	39,000	538
* Vishay Intertechnology, Inc.	126,000	1,642
* Zoran Corp.	52,400	1,058
Total		10,967

Materials (14.0%)
AptarGroup, Inc.	21,200	803
Ashland, Inc.	25,000	1,505
Celanese Corp.	59,000	2,300
Commercial Metals Co.	47,100	1,491
Cytec Industries, Inc.	28,700	1,963
The Lubrizol Corp.	34,200	2,225
Metal Management, Inc.	36,500	1,978
Methanex Corp.	28,800	732
* Rockwood Holdings, Inc.	65,500	2,346
Silgan Holdings, Inc.	15,900	855
Sonoco Products Co.	17,900	540
Steel Dynamics, Inc.	39,900	1,863
Total		18,601
Utilities (5.4%)
* Allegheny Energy, Inc.	10,100	528
Atmos Energy Corp.	24,600	697
Northeast Utilities	56,200	1,606
Puget Energy, Inc.	46,100	1,128
* Reliant Energy, Inc.	73,200	1,874
Wisconsin Energy Corp.	29,500	1,328
Total		7,161
Total Common Stocks (Cost: $117,831)		130,052
Money Market Investments (2.1%)
Finance Lessors (1.5%)
Ranger Funding Co. LLC, 5.28%, 10/2/07	2,000,000	1,999
Total		1,999
National Commercial Banks (0.6%)
Rabobank USA, 4.84%, 10/1/07	800,000	800
Total		800
Total Money Market Investments (Cost: $2,799)		2,799
Total Investments (100.1%) (Cost $120,630)(a)		132,851
Other Assets, Less Liabilities (-0.1%)		(93)
Total Net Assets (100.0%)		132,758

*	Non-Income Producing

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $120,630 and the net unrealized appreciation of investments based on that cost was $12,221 which is comprised of $20,110 aggregate gross unrealized appreciation and $7,889 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (92.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Arbitron, Inc.	104,600	4,743
* California Pizza Kitchen, Inc.	163,400	2,871
* Capella Education Co.	180,500	10,092
* Force Protection, Inc.	186,700	4,044
* Global Sources, Ltd.	70,500	1,563
* GSI Commerce, Inc.	214,144	5,696
* Life Time Fitness, Inc.	136,400	8,367
* LKQ Corp.	198,200	6,899
* Lululemon Athletica, Inc.	108,216	4,548
National CineMedia, Inc.	160,000	3,584
Orient-Express Hotels, Ltd. - Class A	96,237	4,934
* Pinnacle Entertainment, Inc.	236,900	6,451
Sotheby’s	55,600	2,657
* The9 Ltd., ADR	130,300	4,494
* Volcom, Inc.	60,900	2,589
* Zumiez, Inc.	52,300	2,321
Total		75,853
Consumer Staples (3.2%)
* Central European Distribution Corp.	159,600	7,646
UAP Holding Corp.	319,700	10,026
Total		17,672
Energy (6.7%)
* Dril-Quip, Inc.	176,600	8,715
* Global Industries, Ltd.	114,700	2,955
* Hercules Offshore, Inc.	93,300	2,436
* Oceaneering International, Inc.	131,600	9,975
* T-3 Energy Services, Inc.	162,912	6,947
* Tesco Corp.	89,100	2,419
* W-H Energy Services, Inc.	53,400	3,938
Total		37,385
Financials (7.0%)
Cobiz Financial, Inc.	129,000	2,208
* Encore Bancshares, Inc.	132,166	2,779
* FCStone Group, Inc.	179,550	5,794
* Global Cash Access Holdings, Inc.	511,100	5,413
Greenhill & Co., Inc.	132,100	8,065
* KBW, Inc.	175,893	5,062
optionsXpress Holdings, Inc.	240,500	6,287
PrivateBancorp, Inc.	83,600	2,913
Total		38,521
Health Care (13.0%)
* Adams Respiratory Therapeutics, Inc.	119,892	4,621
* Cepheid, Inc.	215,700	4,918
* Hologic, Inc.	52,200	3,184
* Masimo Corp.	149,420	3,834

Meridian Bioscience, Inc.	259,950	7,882
* Natus Medical, Inc.	158,950	2,534
* NuVasive, Inc.	106,600	3,830
* Obagi Medical Products, Inc.	246,845	4,559
* Pediatrix Medical Group, Inc.	113,100	7,399
* Providence Service Corp.	310,563	9,118
* Psychiatric Solutions, Inc.	181,300	7,121
* The Spectranetics Corp.	175,200	2,362
* Thoratec Corp.	359,100	7,430
* TomoTherapy, Inc.	132,900	3,087
Total		71,879
Industrials (10.2%)
* The Advisory Board Co.	118,684	6,939
* Astronics Corp.	30,700	1,338
* Axsys Technologies, Inc.	137,800	4,266
Bucyrus International, Inc. - Class A	58,170	4,242
* Corrections Corp. of America	294,250	7,701
* Huron Consulting Group, Inc.	79,600	5,781
Kaydon Corp.	80,900	4,206
Knight Transportation, Inc.	377,867	6,503
* Marlin Business Services Corp.	424,708	6,086
* Team, Inc.	193,800	5,306
* TechTarget	135,500	2,290
* VistaPrint, Ltd.	53,900	2,014
Total		56,672
Information Technology (31.6%)
* Aruba Networks, Inc.	223,500	4,470
* Bankrate, Inc.	144,368	6,658
* Bidz.com, Inc.	46,100	621
* Blackboard, Inc.	173,600	7,958
* BladeLogic, Inc.	6,670	171
* comScore, Inc.	133,488	3,604
* Comtech Group, Inc.	296,300	5,396
* Cymer, Inc.	43,500	1,670
* DealerTrack Holdings, Inc.	186,200	7,798
* Digital River, Inc.	57,000	2,551
* Diodes, Inc.	241,594	7,755
* IHS, Inc. - Class A	131,200	7,411
* Insight Enterprises, Inc.	327,300	8,448
* Kenexa Corp.	92,465	2,846
* Limelight Networks, Inc.	303,317	2,663
* Loopnet, Inc.	70,300	1,444
* Macrovision Corp.	368,500	9,076
* Melanox Technologies, Ltd.	208,100	4,064
* Netlogic Microsystems, Inc.	317,260	11,455
* Omniture, Inc.	34,300	1,040
* Polycom, Inc.	85,400	2,294
* Riverbed Technology, Inc.	97,700	3,946
* Silicon Image, Inc.	307,700	1,585
* SIRF Technology Holdings, Inc.	256,600	5,478
* Sohu.com, Inc.	181,600	6,848
* SonicWALL, Inc.	563,600	4,920
* Spreadtrum Communications, Inc.	19,300	274
* Switch & Data Facilities Co.	492,300	8,020
* Synaptics, Inc.	88,700	4,236
* Synchronoss Technologies, Inc.	141,100	5,935
* Taleo Corp. - Class A	142,700	3,626
* Tessera Technologies, Inc.	273,300	10,248
* THQ, Inc.	291,050	7,270
* The Ultimate Software Group, Inc.	283,367	9,890
* ValueClick, Inc.	177,007	3,976
Total		175,645

Materials (2.6%)
A.M. Castle & Co.	106,177	3,461
Airgas, Inc.	106,650	5,507
Silgan Holdings, Inc.	97,600	5,246
Total		14,214
Other Holdings (0.7%)
SPDR Metals & Mining ETF	64,400	4,122
Total		4,122
Telecommunication Services (2.0%)
* Centennial Communications Corp.	372,500	3,770
* Glu Mobile, Inc.	410,300	3,721
* PAETEC Holding Corp.	297,000	3,704
Total		11,195
Utilities (1.9%)
ITC Holdings Corp.	210,000	10,406
Total		10,406
Total Common Stocks (Cost: $468,867)		513,564
Money Market Investments (7.4%)
Autos (1.8%)
Daimler Chrysler Auto, 5.60%, 10/5/07	10,000,000	9,991
Total		9,991
Federal Government & Agencies (0.4%)
Federal Home Loan Mortgage Co., 4.70%, 12/10/07	2,500,000	2,478
Total		2,478
Finance Lessors (3.7%)
(b) Ranger Funding Co. LLC, 5.28%, 10/2/07	10,000,000	9,995
(b) Windmill Funding Corp., 5.21%, 10/24/07	10,000,000	9,964
Total		19,959
National Commercial Banks (1.5%)
Rabobank USA, 4.84%, 10/1/07	8,400,000	8,398
Total		8,398
Total Money Market Investments (Cost: $40,824)		40,826
Total Investments (100.0%) (Cost $509,691)(a)		554,390

Other Assets, Less Liabilities (0.0%)	(191)
Total Net Assets (100.0%)	554,199

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $509,691 and the net unrealized appreciation of investments based on that cost was $44,699 which is comprised of $87,532 aggregate gross unrealized appreciation and $21,145 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	39	12/07	$(120)
(Total Notional Value at September 30, 2007, $15,978)

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (80.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
* 4Kids Entertainment, Inc.	443	8
Aaron Rents, Inc.	1,639	37
Arbitron, Inc.	1,006	46
Arctic Cat, Inc.	401	7
* Ashworth, Inc.	465	3
* Audiovox Corp. - Class A	623	6
Bassett Furniture Industries, Inc.	397	4
Big 5 Sporting Goods Corp.	763	14
* Blue Nile, Inc.	461	43
* Bright Horizons Family Solutions, Inc.	879	38
* Brightpoint, Inc.	2,717	41
Brown Shoe Co., Inc.	1,484	29
Building Materials Holding Corp.	988	10
* Cabela’s, Inc.	1,327	31
* California Pizza Kitchen, Inc.	976	17
The Cato Corp. - Class A	1,059	22
* CEC Entertainment, Inc.	1,092	29
* Champion Enterprises, Inc.	2,579	28
* Charlotte Russe Holding, Inc.	851	12
* The Children’s Place Retail Stores, Inc.	784	19
Christopher & Banks Corp.	1,218	15
CKE Restaurants, Inc.	2,203	36
Coachmen Industries, Inc.	502	3
* Coinstar, Inc.	934	30
* Cost Plus, Inc.	706	3
CPI Corp.	176	7
* Crocs, Inc.	2,255	153
* Deckers Outdoor Corp.	368	40
* The Dress Barn, Inc.	1,555	26
* Drew Industries, Inc.	629	26
Ethan Allen Interiors, Inc.	1,051	34
The Finish Line, Inc. - Class A	1,408	6
* Fleetwood Enterprises, Inc.	2,152	18
* Fossil, Inc.	1,519	57
Fred’s, Inc.	1,345	14
* Genesco, Inc.	755	35
Group 1 Automotive, Inc.	816	27
* Guitar Center, Inc.	993	60
* The Gymboree Corp.	1,055	37
Haverty Furniture Companies, Inc.	763	7
* Hibbett Sports, Inc.	1,066	26
* Hot Topic, Inc.	1,487	11
* Iconix Brand Group, Inc.	1,894	45
IHOP Corp.	516	33
* Jack in the Box, Inc.	1,052	69
* JAKKS Pacific, Inc.	943	25
* Jo-Ann Stores, Inc.	820	17
* Jos. A. Bank Clothiers, Inc.	605	20
Kellwood Co.	869	15
* Keystone Automotive Industries, Inc.	549	26
K-Swiss, Inc. - Class A	892	20
Landry’s Restaurants, Inc.	501	13
La-Z-Boy, Inc.	1,726	13
Libbey, Inc.	483	8
Lithia Motors, Inc.	535	9
* Live Nation, Inc.	2,202	47
* LKQ Corp.	1,528	53
M/I Homes, Inc.	407	6
* Maidenform Brands, Inc.	649	10

The Marcus Corp.	718	14
* MarineMax, Inc.	627	9
The Men’s Wearhouse, Inc.	1,778	91
* Meritage Homes Corp.	740	10
* Midas, Inc.	386	7
Monaco Coach Corp.	905	13
* Monarch Casino & Resort, Inc.	353	10
Movado Group, Inc.	688	22
* Multimedia Games, Inc.	868	7
National Presto Industries, Inc.	158	8
Nautilus, Inc.	1,060	8
O’Charley’s, Inc.	797	12
Oxford Industries, Inc.	515	19
* P.F. Chang’s China Bistro, Inc.	867	26
* Panera Bread Co. - Class A	1,072	44
* Papa John’s International, Inc.	754	18
* Peet’s Coffee & Tea, Inc.	454	13
The Pep Boys - Manny, Moe & Jack	1,828	26
* PetMed Express, Inc.	818	11
* Pinnacle Entertainment, Inc.	2,006	55
Polaris Industries, Inc.	1,202	52
Pool Corp.	1,654	41
* Pre-Paid Legal Services, Inc.	296	16
* Quiksilver, Inc.	4,110	60
* Radio One, Inc.	2,587	10
* RARE Hospitality International, Inc.	983	37
* RC2 Corp.	712	20
* Red Robin Gourmet Burgers, Inc.	562	24
* Russ Berrie and Co., Inc.	390	7
* Ruth’s Chris Steak House, Inc.	584	8
* Select Comfort Corp.	1,524	21
* Shuffle Master, Inc.	1,184	18
* Skechers U.S.A., Inc. - Class A	916	20
Skyline Corp.	228	7
Sonic Automotive, Inc.	1,027	25
* Sonic Corp.	2,113	49
Stage Stores, Inc.	1,448	26
* Stamps.com, Inc.	586	7
Standard Motor Products, Inc.	406	4
Standard Pacific Corp.	2,176	12
* The Steak n Shake Co.	956	14
Stein Mart, Inc.	908	7
* Sturm, Ruger & Co., Inc.	616	11
Superior Industries International, Inc.	769	17
* Texas Roadhouse, Inc. - Class A	1,793	21
* Tractor Supply Co.	1,148	53
Triarc Companies, Inc. - Class B	2,178	27
Tuesday Morning Corp.	1,003	9
* Tween Brands, Inc.	1,074	35
UniFirst Corp.	479	18
* Universal Electronics, Inc.	484	16
* Universal Technical Institute, Inc.	777	14
* Volcom, Inc.	490	21
Winnebago Industries, Inc.	1,062	25
* WMS Industries, Inc.	1,214	40
Wolverine World Wide, Inc.	1,867	51
* Zale Corp.	1,646	38
* Zumiez, Inc.	591	26
Total		2,874
Consumer Staples (3.1%)
* Alliance One International, Inc.	2,951	19
* The Boston Beer Co., Inc.	360	18
Casey’s General Stores, Inc.	1,698	47
* Central Garden & Pet Co. - Class A	2,402	22
* Chattem, Inc.	638	45
Corn Products International, Inc.	2,501	114

Flowers Foods, Inc.	2,607	57
* The Great Atlantic & Pacific Tea Co., Inc.	656	20
* The Hain Celestial Group, Inc.	1,333	43
J & J Snack Foods Corp.	461	16
Lance, Inc.	1,041	24
Longs Drug Stores Corp.	973	48
Mannatech, Inc.	507	4
Nash Finch Co.	450	18
* Performance Food Group Co.	1,187	36
* Playtex Products, Inc.	1,877	34
* Ralcorp Holdings, Inc.	909	51
Sanderson Farms, Inc.	534	22
Spartan Stores, Inc.	727	16
* Spectrum Brands, Inc.	1,304	8
* TreeHouse Foods, Inc.	1,048	28
* United Natural Foods, Inc.	1,439	39
* USANA Health Sciences, Inc.	288	13
WD-40 Co.	591	20
Total		762
Energy (5.5%)
* Atwood Oceanics, Inc.	920	70
* Bristow Group, Inc.	791	35
Cabot Oil & Gas Corp.	3,256	114
CARBO Ceramics, Inc.	682	35
* Dril-Quip, Inc.	814	40
Gulf Island Fabrication, Inc.	367	14
* Helix Energy Solutions Group, Inc.	3,068	130
* Hornbeck Offshore Services, Inc.	781	29
* ION Geophysical Corp.	2,373	33
Lufkin Industries, Inc.	506	28
Massey Energy Co.	2,725	59
* Matrix Service Co.	894	19
* NATCO Group, Inc. - Class A	585	30
* Oceaneering International, Inc.	1,863	141
Penn Virginia Corp.	1,263	56
* Petroleum Development Corp.	496	22
* Pioneer Drilling Co.	1,668	20
* SEACOR Holdings, Inc.	707	67
St. Mary Land & Exploration Co.	2,109	75
* Stone Energy Corp.	939	38
* Superior Well Services, Inc.	597	14
* Swift Energy Co.	992	41
* TETRA Technologies, Inc.	2,440	52
* Unit Corp.	1,556	75
* W-H Energy Services, Inc.	1,022	75
World Fuel Services Corp.	959	39
Total		1,351
Financials (12.0%)
Acadia Realty Trust	1,080	29
Alabama National BanCorporation	575	45
Anchor BanCorp Wisconsin, Inc.	603	16
Bank Mutual Corp.	1,859	22
BankAtlantic Bancorp, Inc. - Class A	1,515	13
BankUnited Financial Corp. - Class A	1,074	17
Boston Private Financial Holdings, Inc.	1,245	35
Brookline Bancorp, Inc.	2,069	24
Cascade Bancorp	955	21
Cash America International, Inc.	999	38
Central Pacific Financial Corp.	1,033	30
Chittenden Corp.	1,499	53
Colonial Properties Trust	1,562	54
Community Bank System, Inc.	1,011	20
Corus Bankshares, Inc.	1,115	15

Delphi Financial Group, Inc. - Class A	1,461	58
Dime Community Bancshares	906	14
Downey Financial Corp.	655	38
East West Bancorp, Inc.	2,052	73
EastGroup Properties, Inc.	798	36
Entertainment Properties Trust	896	46
Essex Property Trust, Inc.	871	101
Financial Federal Corp.	866	24
First BanCorp.	3,108	30
* First Cash Financial Services, Inc.	948	22
First Commonwealth Financial Corp.	2,114	23
First Financial Bancorp.	1,072	14
First Indiana Corp.	433	14
First Midwest Bancorp, Inc.	1,671	57
* FirstFed Financial Corp.	490	24
Flagstar Bancorp, Inc.	1,235	12
* Franklin Bank Corp.	853	8
Fremont General Corp.	2,276	9
Frontier Financial Corp.	1,316	31
Glacier Bancorp, Inc.	1,771	40
Hanmi Financial Corp.	1,378	21
Hilb Rogal and Hobbs Co.	1,227	53
Independent Bank Corp.	675	7
Infinity Property & Casualty Corp.	652	26
Inland Real Estate Corp.	2,191	34
* Investment Technology Group, Inc.	1,489	63
Irwin Financial Corp.	625	7
Kilroy Realty Corp.	1,099	66
Kite Realty Group Trust	971	18
* LaBranche & Co., Inc.	1,793	8
LandAmerica Financial Group, Inc.	575	22
Lexington Realty Trust	2,223	44
LTC Properties, Inc.	700	17
Medical Properties Trust, Inc.	1,645	22
Merrill Lynch & Co., Inc.	204	15
Mid-America Apartment Communities, Inc.	855	43
Nara Bancorp, Inc.	705	11
National Retail Properties, Inc.	2,242	55
optionsXpress Holdings, Inc.	1,441	38
Parkway Properties, Inc.	534	24
* Philadelphia Consolidated Holding Corp.	1,929	79
* Piper Jaffray Companies, Inc.	621	33
* Portfolio Recovery Associates, Inc.	538	29
Presidential Life Corp.	724	12
PrivateBancorp, Inc.	623	22
* ProAssurance Corp.	1,120	59
Prosperity Bancshares, Inc.	1,163	39
Provident Bankshares Corp.	1,083	34
PS Business Parks, Inc.	538	31
* Rewards Network, Inc.	866	4
RLI Corp.	668	38
Safety Insurance Group, Inc.	485	17
* SCPIE Holdings, Inc.	338	8
Selective Insurance Group, Inc.	1,797	38
Senior Housing Properties Trust	2,502	55
* Signature Bank	999	35
The South Financial Group, Inc.	2,492	57
Sovran Self Storage, Inc.	692	32
Sterling Bancorp	627	9
Sterling Bancshares, Inc.	2,501	29
Sterling Financial Corp.	1,715	46
Stewart Information Services Corp.	614	21
Susquehanna Bancshares, Inc.	1,752	35
SWS Group, Inc.	828	15
Tanger Factory Outlet Centers, Inc.	1,051	43
Tower Group, Inc.	675	18
* TradeStation Group, Inc.	854	10
* Triad Guaranty, Inc.	410	8
TrustCo Bank Corp NY	2,524	28
UCBH Holdings, Inc.	3,357	58

Umpqua Holdings Corp.	2,128	43
United Bankshares, Inc.	1,296	39
United Community Banks, Inc.	1,375	34
United Fire & Casualty Co.	706	28
Whitney Holding Corp.	2,270	59
Wilshire Bancorp, Inc.	520	6
Wintrust Financial Corp.	811	35
* World Acceptance Corp.	591	20
Zenith National Insurance Corp.	1,245	56
Total		2,962
Health Care (10.2%)
* Allscripts Healthcare Solutions, Inc.	1,638	44
* Alpharma, Inc. - Class A	1,136	24
* Amedisys, Inc.	872	34
* American Medical Systems Holdings, Inc.	2,421	41
* AMERIGROUP Corp.	1,758	61
* AMN Healthcare Services, Inc.	1,166	22
* AmSurg Corp.	1,005	23
Analogic Corp.	470	30
* ArQule, Inc.	1,139	8
* ArthroCare Corp.	924	52
* BioLase Technology, Inc.	800	5
* Bradley Pharmaceuticals, Inc.	555	10
Cambrex Corp.	963	10
* Centene Corp.	1,466	32
Chemed Corp.	804	50
* CONMED Corp.	951	27
The Cooper Companies, Inc.	1,498	79
* Cross Country Healthcare, Inc.	735	13
* CryoLife, Inc.	814	8
* Cyberonics, Inc.	745	10
Datascope Corp.	427	14
* Dionex Corp.	639	51
* DJO, Inc.	792	39
* Enzo Biochem, Inc.	1,047	12
* Gentiva Health Services, Inc.	928	18
* Greatbatch, Inc.	750	20
* Haemonetics Corp.	888	44
* HealthExtras, Inc.	1,003	28
* Healthways, Inc.	1,178	64
* Hologic, Inc.	1,811	110
* Hooper Holmes, Inc.	2,303	5
* ICU Medical, Inc.	486	19
* IDEXX Laboratories, Inc.	1,041	114
* Immucor, Inc.	2,315	83
* Integra LifeSciences Holdings	656	32
Invacare Corp.	1,075	25
* inVentiv Health, Inc.	1,084	48
* Kendle International, Inc.	413	17
* Kensey Nash Corp.	398	10
LCA-Vision, Inc.	668	20
* LHC Group, Inc.	518	11
* LifeCell Corp.	1,027	39
* Martek Biosciences Corp.	1,084	31
* Matria Healthcare, Inc.	721	19
* MedCath Corp.	456	13
Mentor Corp.	1,136	52
Meridian Bioscience, Inc.	1,094	33
* Merit Medical Systems, Inc.	920	12
* MGI Pharma, Inc.	2,681	74
* Noven Pharmaceuticals, Inc.	832	13
* Odyssey HealthCare, Inc.	1,135	11
* Omnicell, Inc.	1,143	33
* Osteotech, Inc.	586	4
Owens & Minor, Inc.	1,361	52
* Palomar Medical Technologies, Inc.	610	17

* PAREXEL International Corp.	919	38
* Pediatrix Medical Group, Inc.	1,630	107
* Pharmanet Development Group, Inc.	627	18
* PharMerica Corp.	1,033	15
* Phase Forward, Inc.	1,414	28
PolyMedica Corp.	760	40
* Possis Medical, Inc.	579	8
* PSS World Medical, Inc.	2,264	43
* Regeneron Pharmaceuticals, Inc.	2,216	39
* RehabCare Group, Inc.	587	10
* Res-Care, Inc.	673	15
* Respironics, Inc.	2,475	120
* Savient Pharmaceuticals, Inc.	1,584	23
* Sciele Pharma, Inc.	995	26
* Sierra Health Services, Inc.	1,881	79
* Sunrise Senior Living, Inc.	1,505	53
* SurModics, Inc.	513	25
* Symmetry Medical, Inc.	1,181	20
* Theragenics Corp.	1,118	5
* ViroPharma, Inc.	2,345	21
Vital Signs, Inc.	262	14
Total		2,517
Industrials (14.4%)
A.O. Smith Corp.	766	34
* A.S.V., Inc.	692	10
* AAR CORP.	1,253	38
ABM Industries, Inc.	1,488	30
Acuity Brands, Inc.	1,460	74
Administaff, Inc.	813	30
Albany International Corp. - Class A	986	37
Angelica Corp.	322	6
Apogee Enterprises, Inc.	953	25
Applied Industrial Technologies, Inc.	1,245	38
Applied Signal Technology, Inc.	408	6
Arkansas Best Corp.	843	28
* Astec Industries, Inc.	639	37
Baldor Electric Co.	1,384	55
Barnes Group, Inc.	1,350	43
Belden, Inc.	1,460	68
Bowne & Co., Inc.	927	15
Brady Corp. - Class A	1,815	65
Briggs & Stratton Corp.	1,662	42
* C&D Technologies, Inc.	862	4
Cascade Corp.	338	22
CDI Corp.	437	12
* Ceradyne, Inc.	914	69
CLARCOR, Inc.	1,723	59
* Consolidated Graphics, Inc.	395	25
Cubic Corp.	521	22
Curtiss-Wright Corp.	1,488	71
EDO Corp.	555	31
* EMCOR Group, Inc.	2,140	67
* EnPro Industries, Inc.	721	29
* Esterline Technologies Corp.	861	49
Forward Air Corp.	1,014	30
* Frontier Airlines Holdings, Inc.	1,231	8
G & K Services, Inc. - Class A	723	29
* Gardner Denver, Inc.	1,777	69
* GenCorp, Inc.	1,885	23
Gibraltar Industries, Inc.	1,003	19
* Griffon Corp.	882	13
Healthcare Services Group, Inc.	1,397	28
Heartland Express, Inc.	1,981	28
* Heidrick & Struggles International, Inc.	605	22
* Hub Group, Inc. - Class A	1,326	40
* Insituform Technologies, Inc. - Class A	917	14

Interface, Inc. - Class A	1,791	32
Kaman Corp.	818	28
* Kansas City Southern	2,581	83
Kaydon Corp.	950	49
* Kirby Corp.	1,791	79
Knight Transportation, Inc.	1,943	33
* Labor Ready, Inc.	1,560	29
Landstar System, Inc.	1,867	78
Lawson Products, Inc.	140	5
Lennox International, Inc.	1,950	66
Lindsay Corp.	391	17
* Lydall, Inc.	552	5
* Magnetek, Inc.	1,003	5
The Manitowoc Co., Inc.	4,191	185
* Mesa Air Group, Inc.	965	4
* Mobile Mini, Inc.	1,206	29
* Moog, Inc. - Class A	1,426	63
Mueller Industries, Inc.	1,244	45
* NCI Building Systems, Inc.	673	29
* Old Dominion Freight Line, Inc.	940	23
* On Assignment, Inc.	1,181	11
Regal-Beloit Corp.	1,074	51
Robbins & Myers, Inc.	574	33
* School Specialty, Inc.	626	22
* The Shaw Group, Inc.	2,714	158
Simpson Manufacturing Co., Inc.	1,236	39
SkyWest, Inc.	2,169	55
* Spherion Corp.	1,895	16
The Standard Register Co.	414	5
Standex International Corp.	418	9
* Teledyne Technologies, Inc.	1,175	63
* Tetra Tech, Inc.	1,948	41
The Toro Co.	1,354	80
Tredegar Corp.	953	16
Triumph Group, Inc.	559	46
* United Stationers, Inc.	936	52
Universal Forest Products, Inc.	635	19
* URS Corp.	1,782	101
Valmont Industries, Inc.	579	49
Viad Corp.	714	26
Vicor Corp.	656	8
* Volt Information Sciences, Inc.	434	8
Wabash National Corp.	1,026	12
* Waste Connections, Inc.	2,308	73
Watsco, Inc.	829	38
Watson Wyatt Worldwide, Inc.	1,437	65
Watts Water Technologies, Inc.	1,000	31
Woodward Governor Co.	991	62
Total		3,540
Information Technology (14.3%)
* Actel Corp.	875	9
* Adaptec, Inc.	3,998	15
* Advanced Energy Industries, Inc.	1,199	18
Agilysys, Inc.	1,036	18
* AMIS Holdings, Inc.	2,174	21
* Anixter International, Inc.	1,058	87
* Ansoft Corp.	589	19
* ANSYS, Inc.	2,605	89
* Arris Group, Inc.	3,663	45
* ATMI, Inc.	1,160	35
* Authorize.Net Holdings, Inc.	922	16
* Avid Technology, Inc.	1,388	38
* Axcelis Technologies, Inc.	3,416	17
* Bankrate, Inc.	387	18
Bel Fuse, Inc. - Class B	399	14
* Bell Microproducts, Inc.	1,022	6

* Benchmark Electronics, Inc.	2,441	58
Black Box Corp.	583	25
Blackbaud, Inc.	1,490	38
* Blue Coat Systems, Inc.	500	39
* Brooks Automation, Inc.	2,339	33
* Cabot Microelectronics Corp.	800	34
* CACI International, Inc. - Class A	1,038	53
* Captaris, Inc.	923	5
* Catapult Communications Corp.	317	2
* C-COR, Inc.	1,666	19
* Checkpoint Systems, Inc.	1,319	35
* CIBER, Inc.	1,816	14
Cognex Corp.	1,494	27
* Coherent, Inc.	1,050	34
Cohu, Inc.	764	14
* Comtech Telecommunications Corp.	780	42
* Concur Technologies, Inc.	977	31
CTS Corp.	1,206	16
* CyberSource Corp.	1,062	12
* Cymer, Inc.	1,074	41
Daktronics, Inc.	1,071	29
* Digi International, Inc.	849	12
* Diodes, Inc.	1,017	33
* Ditech Networks, Inc.	1,108	6
* DSP Group, Inc.	957	15
* Electro Scientific Industries, Inc.	982	24
* Epicor Software Corp.	1,952	27
* EPIQ Systems, Inc.	735	14
* Exar Corp.	1,648	22
FactSet Research Systems, Inc.	1,264	87
* FARO Technologies, Inc.	557	25
* FEI Co.	874	27
* FLIR Systems, Inc.	2,228	123
* Gerber Scientific, Inc.	777	8
Gevity HR, Inc.	822	8
* Harmonic, Inc.	2,653	28
* Hutchinson Technology, Inc.	875	22
* Informatica Corp.	2,934	46
* InfoSpace, Inc.	1,109	19
* Insight Enterprises, Inc.	1,625	42
* Intevac, Inc.	718	11
* Itron, Inc.	1,009	94
* j2 Global Communications, Inc.	1,659	54
* JDA Software Group, Inc.	995	21
Keithley Insturments, Inc.	473	5
* The Knot, Inc.	925	20
* Kopin Corp.	2,281	9
* Kulicke and Soffa Industries, Inc.	1,812	15
* Littelfuse, Inc.	756	27
* LoJack Corp.	630	12
* Manhattan Associates, Inc.	906	25
* ManTech International Corp.	617	22
MAXIMUS, Inc.	735	32
* Mercury Computer Systems, Inc.	747	8
Methode Electronics, Inc. - Class A	1,257	19
* MICROS Systems, Inc.	1,362	89
* Microsemi Corp.	2,563	71
* MIVA, Inc.	989	5
* MKS Instruments, Inc.	1,251	24
MTS Systems Corp.	614	26
* Napster, Inc.	1,559	5
* Neoware, Inc.	673	11
* NETGEAR, Inc.	1,163	35
* Network Equipment Technologies, Inc.	898	13
* Newport Corp.	1,307	20
* Novatel Wireless, Inc.	1,084	25
Park Electrochemical Corp.	679	23
* PC-Tel, Inc.	754	6
* Perficient, Inc.	985	22
* Pericom Semiconductor Corp.	874	10

* Phoenix Technologies, Ltd.	868	9
* Photon Dynamics, Inc.	560	5
* Photronics, Inc.	1,405	16
* Planar Systems, Inc.	587	4
* Plexus Corp.	1,557	43
* Progress Software Corp.	1,378	42
Quality Systems, Inc.	574	21
* Radiant Systems, Inc.	873	14
* RadiSys Corp.	738	9
* Rogers Corp.	593	24
* Rudolph Technologies, Inc.	841	12
* ScanSource, Inc.	864	24
* Secure Computing Corp.	2,259	22
* SI International, Inc.	437	12
* Skyworks Solutions, Inc.	5,484	50
* Smith Micro Software, Inc.	1,002	16
* Sonic Solutions	874	9
* SPSS, Inc.	618	25
* Standard Microsystems Corp.	760	29
* StarTek, Inc.	362	4
* Stratasys, Inc.	693	19
* Supertex, Inc.	463	18
* Sykes Enterprises, Inc.	995	17
* Symmetricom, Inc.	1,561	7
* Synaptics, Inc.	876	42
* SYNNEX Corp.	557	11
* Take-Two Interactive Software, Inc.	2,451	42
Technitrol, Inc.	1,369	37
* THQ, Inc.	2,204	55
* Tollgrade Communications, Inc.	446	5
* Trimble Navigation, Ltd.	4,014	157
* TTM Technologies, Inc.	1,418	16
* Tyler Technologies, Inc.	1,163	16
* Ultratech, Inc.	781	11
United Online, Inc.	2,242	34
* Varian Semiconductor Equipment Associates, Inc.	2,642	141
* Veeco Instruments, Inc.	1,047	20
* ViaSat, Inc.	859	26
* Websense, Inc.	1,511	30
X-Rite, Inc.	977	14
Total		3,521
Materials (3.5%)
A. Schulman, Inc.	816	16
A.M. Castle & Co.	531	17
AMCOL International Corp.	739	24
AptarGroup, Inc.	2,331	89
Arch Chemicals, Inc.	817	38
* Brush Engineered Materials, Inc.	682	35
* Buckeye Technologies, Inc.	1,277	19
* Caraustar Industries, Inc.	978	4
* Century Aluminum Co.	950	50
Chesapeake Corp.	669	6
Deltic Timber Corp.	344	20
Georgia Gulf Corp.	1,156	16
H.B. Fuller Co.	2,035	60
* Headwaters, Inc.	1,424	21
* Material Sciences Corp.	427	5
Myers Industries, Inc.	909	18
Neenah Paper, Inc.	498	16
* OM Group, Inc.	1,002	53
* Omnova Solutions, Inc.	1,413	8
Penford Corp.	302	11
* PolyOne Corp.	3,125	23
Quaker Chemical Corp.	338	8
Quanex Corp.	1,247	59
Rock-Tenn Co. - Class A	1,172	34

* RTI International Metals, Inc.	775	62
Ryerson, Inc.	891	30
Schweitzer-Mauduit International, Inc.	528	12
Texas Industries, Inc.	918	73
Tronox, Inc. - Class B	1,386	13
Wausau Paper Corp.	1,501	17
Total		857
Other Holdings (1.3%)
(k) iShares S&P SmallCap 600 Index Fund	4,755	332
Total		332
Telecommunication Services (0.1%)
* General Communication, Inc. - Class A	1,514	18
Total		18
Utilities (3.9%)
ALLETE, Inc.	1,021	46
American States Water Co.	573	22
Atmos Energy Corp.	2,984	85
Avista Corp.	1,770	36
Central Vermont Public Service Corp.	342	12
CH Energy Group, Inc.	456	22
Cleco Corp.	1,938	49
* El Paso Electric Co.	1,538	36
Energen Corp.	2,409	138
The Laclede Group, Inc.	725	23
New Jersey Resources Corp.	941	47
Northwest Natural Gas Co.	907	41
Piedmont Natural Gas Co., Inc.	2,484	62
South Jersey Industries, Inc.	990	34
Southern Union Co.	3,624	113
Southwest Gas Corp.	1,417	40
UGI Corp.	3,570	93
UIL Holdings Corp.	845	27
Unisource Energy Corp.	1,184	35
Total		961
Total Common Stocks (Cost: $19,875)		19,695
Money Market Investments (19.8%)
Government (16.1%)
(k) Federal Home Loan Bank, 4.56%, 10/24/07	4,000,000	3,987
Total		3,987
National Commercial Banks (3.7%)
(k) Rabobank USA, 4.84%, 10/1/07	900,000	900
Total		900
Total Money Market Investments (Cost: $4,887)		4,887
Total Investments (99.8%) (Cost $24,762)(a)		24,582
Other Assets, Less Liabilities (0.2%)		60
Total Net Assets (100.0%)		24,642

*	Non-Income Producing

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $24,762 and the net unrealized appreciation of investments based on that cost was $181 which is comprised of $1,346 aggregate gross unrealized appreciation and $1,527 aggregate gross unrealized depreciation.

Swap agreements outstanding on September 30, 2007:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	S&P Smallcap 600 Index	1 Month USD-LIBOR + 7 Basis Points (BPS)	S&P Smallcap 600 Index Total Return	5/2008	4,899	$132

(k)	Securities with an aggregate market value of $5,219 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2007.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.7%)
Aaron Rents, Inc.	171,600	3,826
Aaron Rents, Inc. - Class A	4,725	101
* Apollo Group, Inc. - Class A	10,900	656
Brunswick Corp.	31,200	713
Building Materials Holding Corp.	83,700	886
* Career Education Corp.	17,100	479
* Cox Radio, Inc., - Class A	18,400	240
CSS Industries, Inc.	51,200	1,842
* Culp, Inc.	50,400	523
* Discovery Holding Co.	24,100	695
Dow Jones & Co., Inc.	13,500	806
* Drew Industries, Inc.	35,500	1,444
The E.W. Scripps Co. - Class A	29,500	1,239
Eastman Kodak Co.	18,100	484
* Echostar Communications Corp.	7,800	365
Family Dollar Stores, Inc.	17,800	473
Fred’s, Inc.	77,000	811
The Gap, Inc.	48,600	896
* Gemstar-TV Guide International, Inc.	52,000	362
H&R Block, Inc.	14,800	313
Haverty Furniture Companies, Inc.	115,500	1,013
Journal Register Co.	81,000	194
* Lamar Advertising Co. - Class A	2,200	108
* Liberty Media Holding Corp.	806	101
* Live Nation, Inc.	32,000	680
Liz Claiborne, Inc.	4,500	154
M/I Homes, Inc.	55,900	776
Mattel, Inc.	17,500	411
Matthews International Corp. - Class A	89,200	3,906
The McClatchy Co. - Class A	8,700	174
Meredith Corp.	1,200	69
* Meritage Homes Corp.	36,800	520
The New York Times Co. - Class A	18,000	356
Newell Rubbermaid, Inc.	7,900	228
Pearson PLC, ADR	9,900	153
Pool Corp.	77,225	1,929
* RARE Hospitality International, Inc.	71,600	2,729
Ruby Tuesday, Inc.	49,000	899
* Saga Communications, Inc. - Class A	94,400	693
* Scholastic Corp.	22,700	791
Skyline Corp.	32,300	972
Stanley Furniture Co., Inc.	68,600	1,115
Stein Mart, Inc.	165,600	1,260
The TJX Companies, Inc.	8,100	235
* TRW Automotive Holdings Corp.	14,100	447
Weight Watchers International, Inc.	13,685	788
* Winn-Dixie Stores, Inc.	48,100	900
Winnebago Industries, Inc.	83,000	1,982
* XM Satellite Radio Holdings, Inc.	65,000	921
Total		41,658
Consumer Staples (2.7%)
Alberto-Culver Co.	9,800	243
* Alliance One International, Inc.	110,000	719
Brown-Forman Corp. - Class B	7,000	524
Casey’s General Stores, Inc.	60,800	1,684
The Clorox Co.	14,500	884

Coca-Cola Enterprises, Inc.	48,500	1,175
ConAgra Foods, Inc.	37,800	988
The Hershey Co.	1,900	88
McCormick & Co., Inc.	7,000	252
Nash Finch Co.	43,000	1,713
Sara Lee Corp.	56,600	945
Tootsie Roll Industries, Inc.	11,200	297
Total		9,512
Electric Services (0.2%)
Empire District Electric Co.	31,800	718
Total		718
Energy (8.5%)
* Atwood Oceanics, Inc.	33,000	2,526
BJ Services Co.	32,900	873
CARBO Ceramics, Inc.	31,800	1,613
* Compton Petroleum Corp.	17,300	162
* Exterran Holdings, Inc.	12,757	1,025
* Forest Oil Corp.	77,550	3,338
* Geomet, Inc.	54,000	275
* Hercules Offshore, Inc.	57,489	1,501
Hess Corp.	8,500	566
* Mariner Energy, Inc.	58,793	1,218
Murphy Oil Corp.	17,900	1,251
Penn Virginia Corp.	123,600	5,436
Pogo Producing Co.	17,000	903
Spectra Energy Corp.	14,600	357
* TETRA Technologies, Inc.	158,900	3,359
* Union Drilling, Inc.	28,500	416
* W-H Energy Services, Inc.	40,500	2,987
* Whiting Petroleum Corp.	60,300	2,680
Total		30,486
Financials (18.2%)
Ares Capital Corp.	107,100	1,743
Axis Capital Holdings, Ltd.	13,900	541
Boston Private Financial Holdings, Inc.	49,700	1,384
Cincinnati Financial Corp.	14,500	628
Citizens Republic Bancorp, Inc.	17,700	285
Commerce Bancshares, Inc.	13,634	626
Compass Diversified Holdings	70,200	1,127
Cullen/Frost Bankers, Inc.	5,900	296
Discover Financial Services	30,900	643
East West Bancorp, Inc.	117,500	4,224
Employers Holdings, Inc.	14,300	295
First Financial Fund, Inc.	124,000	1,575
First Horizon National Corp.	34,700	925
First Niagara Financial Group, Inc.	32,600	461
First Potomac Realty Trust	79,000	1,722
Genworth Financial, Inc.	6,200	191
Glacier Bancorp, Inc.	77,500	1,745
Hercules Technology Growth Capital, Inc.	100,600	1,335
Home Bancshares, Inc.	49,900	1,087
IndyMac Bancorp, Inc.	13,100	309
James River Group, Inc.	2,400	78
Janus Capital Group, Inc.	27,200	769
JMP Group, Inc.	52,200	490
Kilroy Realty Corp.	64,400	3,904
Kohlberg Capital Corp.	109,000	1,642
Lasalle Hotel Properties	66,200	2,786
Lincoln National Corp.	6,363	420

* Markel Corp.	4,500	2,178
Marsh & McLennan Companies, Inc.	56,300	1,436
Max Capital Group Ltd	81,000	2,271
The Midland Co.	50,800	2,791
National Interstate Corp.	39,400	1,213
Newalliance Bancshares, Inc.	8,800	129
Northern Trust Corp.	11,500	762
OneBeacon Insurance Group, Ltd.	11,300	244
Parkway Properties, Inc.	36,600	1,616
Potlatch Corp.	59,800	2,693
* ProAssurance Corp.	86,000	4,632
Regions Financial Corp.	10,500	310
The St. Joe Co.	21,200	713
State Street Corp.	4,631	316
Strategic Hotels & Resorts, Inc.	102,800	2,117
* SVB Financial Group	78,000	3,693
Synovus Financial Corp.	12,800	359
The Travelers Companies, Inc.	6,230	314
Unum Group	7,900	193
Valley National Bancorp	10,269	228
Waddell & Reed Financial, Inc. - Class A	2,800	76
Washington Real Estate Investment Trust	58,000	1,924
Westamerica Bancorporation	12,800	638
Willis Group Holdings, Ltd.	17,400	712
Wilmington Trust Corp.	12,800	498
Wintrust Financial Corp.	38,100	1,626
Total		64,913
Health Care (6.7%)
* Affymetrix, Inc.	4,900	124
Analogic Corp.	17,000	1,084
Arrow International, Inc.	21,300	969
* Barr Pharmaceuticals, Inc.	12,300	700
* Boston Scientific Corp.	26,500	370
* Exelixis, Inc.	98,800	1,046
Health Management Associates, Inc. - Class A	78,700	546
* HEALTHSOUTH Corp.	41,560	728
* Invitrogen Corp.	2,000	163
* Lincare Holdings, Inc.	23,200	850
* Myriad Genetics, Inc.	64,000	3,339
National Healthcare Corp.	29,500	1,516
* Neurocrine Biosciences, Inc.	5,200	52
* OSI Pharmaceuticals, Inc.	8,000	272
Owens & Minor, Inc.	103,700	3,951
* Pharmion Corp.	53,000	2,445
* Sepracor, Inc.	23,700	652
* St. Jude Medical, Inc.	22,400	987
Universal Health Services, Inc. - Class B	16,400	892
* Valeant Pharmaceuticals International	40,900	633
* Verenium Corp.	38,700	204
West Pharmaceutical Services, Inc.	57,300	2,387
* Zimmer Holdings, Inc.	2,300	186
Total		24,096
Industrials (20.3%)
* Accuride Corp.	54,500	660
* AirTran Holdings, Inc.	141,000	1,387
* Allied Waste Industries, Inc.	49,000	625
Ameron International Corp.	32,200	3,406
* Beacon Roofing Supply, Inc.	115,900	1,184
Belden, Inc.	76,300	3,579
* C&D Technologies, Inc.	76,500	381
* Casella Waste Systems, Inc. - Class A	103,000	1,292
Cintas Corp.	10,000	371
* CIRCOR International, Inc.	33,900	1,539

* Dollar Thrifty Automotive Group, Inc.	72,800	2,525
Dover Corp.	7,500	382
EDO Corp.	21,900	1,227
Electro Rent Corp.	109,000	1,527
Equifax, Inc.	7,800	297
Franklin Electric Co., Inc.	28,400	1,168
* FTI Consulting, Inc.	84,800	4,266
G & K Services, Inc. - Class A	58,000	2,332
* Genesee & Wyoming, Inc.	97,000	2,797
* The Genlyte Group, Inc.	36,100	2,320
Gibraltar Industries, Inc.	95,000	1,758
* Hertz Global Holdings, Inc.	29,000	659
IDEX Corp.	91,500	3,330
* Insituform Technologies, Inc. - Class A	113,200	1,724
* Kirby Corp.	105,000	4,635
Laidlaw International, Inc.	20,000	704
Landstar System, Inc.	128,600	5,397
McGrath Rentcorp	105,600	3,510
* Navigant Consulting, Inc.	79,000	1,000
Nordson Corp.	66,300	3,329
* Owens Corning, Inc.	26,000	651
Raytheon Co.	7,200	460
Southwest Airlines Co.	106,100	1,570
Universal Forest Products, Inc.	44,300	1,325
* USG Corp.	6,300	237
UTI Worldwide, Inc.	114,320	2,627
* Waste Connections, Inc.	72,600	2,306
Woodward Governor Co.	59,900	3,738
Total		72,225
Information Technology (10.5%)
* Advanced Energy Industries, Inc.	81,200	1,226
* ATMI, Inc.	42,400	1,261
AVX Corp.	45,300	729
* Brooks Automation, Inc.	121,687	1,733
* Electronic Arts, Inc.	12,900	722
* Exar Corp.	52,500	686
* Fairchild Semiconductor International, Inc.	42,400	792
* GSI Group, Inc.	159,700	1,805
* Intuit, Inc.	14,300	433
* Ixia	141,500	1,234
Landauer, Inc.	25,900	1,320
* Littelfuse, Inc.	54,600	1,949
Methode Electronics, Inc. - Class A	27,000	406
* Micron Technology, Inc.	8,100	90
Molex, Inc. - Class A	38,100	966
* MPS Group, Inc.	200,800	2,239
* Newport Corp.	74,300	1,132
* Nortel Networks Corp.	5,930	101
* Novellus Systems, Inc.	12,900	352
* Palm, Inc.	111,000	1,806
* Progress Software Corp.	94,300	2,857
* QLogic Corp.	30,400	409
Seagate Technology	36,700	939
* SPSS, Inc.	71,425	2,938
* StarTek, Inc.	71,900	728
* Sun Microsystems, Inc.	179,900	1,009
* Tellabs, Inc.	28,700	273
* Teradyne, Inc.	44,700	617
Tyco Electronics, Ltd.	23,900	847
* Websense, Inc.	92,800	1,831
* Wind River Systems, Inc.	212,000	2,495
Xilinx, Inc.	7,200	188
* Xyratex, Ltd.	74,500	1,430
Total		37,543

Materials (10.5%)
Airgas, Inc.	75,900	3,919
American Vanguard Corp.	87,800	1,714
AngloGold Ashanti Limited ADR	12,100	567
AptarGroup, Inc.	99,500	3,768
Arch Chemicals, Inc.	69,700	3,268
Bowater, Inc.	5,900	88
Carpenter Technology Corp.	30,400	3,953
Chesapeake Corp.	24,600	208
Deltic Timber Corp.	43,100	2,453
* Domtar Corp.	18,900	155
Florida Rock Industries, Inc.	47,700	2,981
Innospec, Inc.	108,000	2,460
International Paper Co.	40,700	1,460
Louisiana-Pacific Corp.	39,800	675
Metal Management, Inc.	74,600	4,044
Myers Industries, Inc.	87,900	1,742
Nalco Holding Co.	54,000	1,601
* Smurfit-Stone Container Corp.	58,800	687
* Symyx Technologies, Inc.	82,200	714
Wausau Paper Corp.	105,600	1,177
Total		37,634
Other Holdings (0.4%)
Russell 2000 Value Index	20,000	1,534
Total		1,534
Radiotelephone Communications (0.1%)
* Kratos Defense & Security Solutions, Inc.	191,000	523
Total		523
Telecommunication Services (0.6%)
* Premiere Global Services, Inc.	171,100	2,164
Total		2,164
Utilities (4.0%)
Ameren Corp.	7,500	394
Black Hills Corp.	61,367	2,518
Cleco Corp.	87,700	2,216
Duke Energy Corp.	23,100	432
* Dynegy, Inc.	55,400	512
* El Paso Electric Co.	84,100	1,945
Energy East Corp.	7,000	189
* Mirant Corp.	5,600	228
NiSource, Inc.	50,300	963
Pinnacle West Capital Corp.	26,200	1,035
Southwest Gas Corp.	57,900	1,638
TECO Energy, Inc.	66,100	1,086
Vectren Corp.	41,900	1,143
Total		14,299
Total Common Stocks (Cost: $268,565)		337,305
Convertible Corporate Bonds (0.3%)

Health Care (0.0%)
Health Management Associates, Inc., 1.50%, 8/1/23	86,000	84
Total		84
Metals/Mining (0.1%)
Newmont Mining Corp., 1.625%, 7/15/17 144A	401,000	456
Total		456
Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.875%, 6/15/25	655,000	615
Total		615
Total Convertible Corporate Bonds (Cost: $1,178)		1,155
Preferred Stocks (0.1%)
Industrials (0.1%)
Allied Waste Industrial	900	298
Total Preferred Stocks (Cost: $253)		298
Money Market Investments (4.9%)
Other Holdings (4.9%)
Reserve Investment Fund	17,328,535	17,329
Total Money Market Investments (Cost: $17,329)		17,329
Total Investments (99.7%) (Cost $287,325)(a)		356,087
Other Assets, Less Liabilities (0.3%)		1,204
Total Net Assets (100.0%)		357,291

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $456, representing 0.13% of the net assets.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $287,325 and the net unrealized appreciation of investments based on that cost was $68,762 which is comprised of $89,800 aggregate gross unrealized appreciation and $21,038 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.2%)
Bridgestone Corp.	Japan	92,300	$2,041
British Sky Broadcasting Group PLC	United Kingdom	216,805	3,083
* Central European Media Enterprises, Ltd.	Czech Republic	29,145	2,673
Compagnie Financiere Richemont SA	Switzerland	44,900	2,975
Esprit Holdings, Ltd.	Hong Kong	241,200	3,832
Fiat SPA	Italy	111,120	3,361
* Focus Media Holding Ltd., ADR	China	51,700	3,000
Hugo Boss AG	Germany	35,360	2,399
Industria de Diseno Textil SA	Spain	41,985	2,829
InterContinental Hotels Group PLC	United Kingdom	81,035	1,609
Kuoni Reisen Holdings AG	Switzerland	1,010	477
Makita Corp.	Japan	65,700	2,883
PPR	France	13,875	2,610
Resorts World Berhad	Malaysia	652,600	751
Swatch Group AG	Switzerland	10,275	3,371
* Urbi Desarollos Urbanos SA	Mexico	345,480	1,252
Total			39,146
Consumer Staples (7.0%)
* Barry Callebaut AG	Switzerland	2,285	1,681
Coca-Cola Hellenic Bottling Co. SA	Greece	63,675	3,677
Heineken NV	Netherlands	55,125	3,617
InBev NV	Belgium	41,485	3,760
Kerry Group PLC	Ireland	52,600	1,560
Reckitt Benckiser PLC	United Kingdom	77,665	4,565
Unilever NV	Netherlands	85,520	2,640
Woolworths, Ltd.	Australia	116,755	3,078
Total			24,578
Energy (5.5%)
* Artumas Group, Inc.	Norway	90,455	935
* China Coal Energy Co.	China	1,729,000	5,138
* Electromagnetic GeoServices AS	Norway	42,905	716
Expro International Group PLC	United Kingdom	140,025	2,816
Nexen, Inc.	Canada	79,420	2,427
* Petroleum Geo-Services ASA	Norway	81,160	2,341
Reliance Industries, Ltd.	India	77,483	4,465
* Seajacks International, Ltd.	Norway	60,515	595
Total			19,433
Financials (13.3%)
Admiral Group PLC	United Kingdom	47,645	877
Aeon Mall Co., Ltd.	Japan	80,600	2,463
Allianz SE	Germany	14,385	3,361
Anglo Irish Bank Corp. PLC	Ireland	193,434	3,658
Ardepro Co., Ltd.	Japan	5,455	1,415
Azimut Holding SPA	Italy	131,810	2,030
Banco Espanol de Credito SA	Spain	49,473	922
Banco Espirito Santo SA	Portugal	110,765	2,511
* Banco Popolare Scarl	Italy	33,535	751
Beijing North Star Co., Ltd.	China	1,314,000	1,168

Erste Bank der Oesterreichischen Sparkassen AG	Austria	31,515	2,402
Hopson Development Holdings, Ltd.	Hong Kong	776,000	2,595
Housing Development Finance Corp., Ltd.	India	59,420	3,770
Hypo Real Estate Holding AG	Germany	30,470	1,733
Industrial Bank of Korea	Korea	60,670	1,309
Julius Baer Holding AG	Switzerland	26,005	1,944
Manulife Financial Corp.	Canada	79,130	3,265
Piraeus Bank SA	Greece	87,835	3,139
PT Bank Rakyat Indonesia	Indonesia	1,038,500	749
* Scandinavian Property Development ASA	Norway	126,125	936
* TAG Tegernsee Immobilien und Beteiligungs AG	Germany	126,060	1,483
The Toronto-Dominion Bank	Canada	24,140	1,852
Unicredito Italiano SPA	Italy	250,640	2,144
Total			46,477
Health Care (5.5%)
* Actelion, Ltd.	Switzerland	45,010	2,494
CSL, Ltd.	Australia	39,220	3,734
Daiichi Sankyo Co., Ltd.	Japan	86,600	2,601
Shire PLC, ADR	United Kingdom	36,835	2,725
Stada Arzneimittel AG	Germany	43,665	2,847
Terumo Corp.	Japan	57,900	2,924
* William Demant Holding A/S	Denmark	23,450	2,072
Total			19,397
Industrials (24.2%)
ABB, Ltd., ADR	Switzerland	213,965	5,612
Alstom	France	21,875	4,447
Atlas Copco AB	Sweden	173,900	3,009
BAE Systems PLC	United Kingdom	281,680	2,844
Bharat Heavy Electricals, Ltd.	India	76,940	3,925
CAE, Inc.	Canada	222,305	2,993
Capita Group PLC	United Kingdom	198,280	2,937
China Infrastructure Machinery Holdings, Ltd.	China	349,000	805
Companhia de Concessoes Rodoviarias	Brazil	182,200	3,668
Cosco Corp., Singapore, Ltd.	Singapore	645,000	2,583
Daewoo Engineering & Construction Co., Ltd.	Korea	77,180	2,214
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	27,660	1,750
Far Eastern Textile, Ltd.	Taiwan	451,000	606
FLSmidth & Co. A/S	Denmark	40,290	4,285
IVRCL Infrastructures & Projects, Ltd.	India	254,480	2,682
Keppel Corp., Ltd.	Singapore	129,000	1,250
Komatsu, Ltd.	Japan	110,200	3,703
* Kuehne & Nagel International AG	Switzerland	34,440	3,390
LG Corp.	Korea	25,180	1,733
Metso Corp.	Finland	57,470	3,958
Michael Page International PLC	United Kingdom	275,557	2,326
MTU Aero Engines Holding AG	Germany	55,045	3,352
* Prysmian SPA	Italy	107,555	3,066
Saipem SPA	Italy	76,230	3,252
SembCorp Marine, Ltd.	Singapore	1,080,800	3,347
SGS SA	Switzerland	2,070	2,365
Tianjin Development Holdings, Ltd.	Hong Kong	1,584,000	2,262
TNT NV	Netherlands	51,265	2,149
Vinci SA	France	25,820	2,017
Wavin NV	Netherlands	120,770	2,160
Total			84,690
Information Technology (12.5%)
* Autonomy Corp. PLC	United Kingdom	218,200	3,844
Delta Electronics, Inc.	Taiwan	378,000	1,465
EVS Broadcast Equipment SA	Belgium	18,970	1,896

* Gresham Computing PLC	United Kingdom	208,050	458
Hon Hai Precision Industry Co., Ltd.	Taiwan	328,200	2,474
Kontron AG	Germany	184,445	4,124
* LG. Philips LCD Co., Ltd.	Korea	61,800	2,958
MediaTek, Inc.	Taiwan	142,000	2,558
Neopost SA	France	19,675	2,775
Nippon Electric Glass Co.	Japan	147,000	2,368
* Redecard SA	Brazil	9,340	174
SAP AG	Germany	59,310	3,472
Star Micronics Co., Ltd.	Japan	142,700	4,423
Sumco Corp.	Japan	64,100	2,612
Telechips, Inc.	Korea	27,404	540
* Temenos Group AG	Switzerland	143,230	3,346
* The9, Ltd., ADR	China	21,100	728
VTech Holdings, Ltd.	Hong Kong	301,000	2,224
Wistron Corp.	Taiwan	675,000	1,220
Total			43,659
Materials (9.8%)
Akzo Nobel NV	Netherlands	31,825	2,623
Anglo American PLC	United Kingdom	53,045	3,570
BHP Billiton, Ltd.	Australia	113,390	4,482
Companhia Vale do Rio Doce, ADR	Brazil	130,200	4,418
* Crew Minerals ASA	Norway	414,110	887
CRH PLC	Ireland	64,470	2,541
Imperial Chemical Industries PLC	United Kingdom	222,890	2,973
K+S AG	Germany	19,460	3,567
Potash Corp. of Saskatchewan, Inc.	Canada	31,235	3,302
Sika AG	Switzerland	1,075	2,094
* Smurfit Kappa Group PLC	Ireland	50,155	1,162
Syngenta AG	Switzerland	12,030	2,594
Total			34,213
Other Holdings (0.5%)
Nomura ETF - Nikkei 225	Japan	11,920	1,759
Total			1,759

Telecommunication Services (3.7%)
* Bharti Airtel, Ltd.	India	84,065	1,986
China Mobile, Ltd.	Hong Kong	296,500	4,851
Tele2 AB	Sweden	178,520	3,858
* Telenor ASA	Norway	111,428	2,232
Total			12,927
Utilities (2.6%)
CEZ AS	Czech Republic	64,070	3,949
PT Perusahaan Gas Negara	Indonesia	2,097,500	2,764
Veolia Environnement	France	29,690	2,557
Total			9,270
Total Foreign Common Stocks (Cost: $259,246)			335,549
Money Market Investments (4.1%)
Commercial Banks (0.4%)
Rabobank USA, 4.84%, 10/1/07	United States	1,500,000	1,500

Total			1,500
Federal Government and Agencies (3.7%)
Federal Home Loan Mtg Co., 4.55%, 10/19/07	United States	8,000,000	7,979
Federal Home Loan Mtg Co., 4.60%, 10/24/07	United States	5,000,000	4,983
Total			12,962
Total Money Market Investments (Cost: $14,462)			14,462
Total Investments (99.9%) (Cost $273,708)(a)			350,011
Other Assets, Less Liabilities (0.1%)			182
Total Net Assets (100.0%)			350,193

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $273,708 and the net unrealized appreciation of investments based on that cost was $76,303 which is comprised of $81,057 aggregate gross unrealized appreciation and $4,754 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	10.3%
Switzerland	9.6%
Japan	8.7%
Germany	7.8%
India	5.0%
Other	58.6%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

MFS Research International Core Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Country	Shares/ $ Par	Value $ (000’s)
Foreign Common Stock (98.7%)
Consumer Discretionary (12.9%)
Adidas AG	Germany	10,590	$695
Antena 3 de Television SA	Spain	8,590	159
Beyerische Motoren Werke AG	Germany	8,930	576
Billabong Interntaional, Ltd.	Australia	11,570	154
Bridgestone Corp.	Japan	29,500	652
Compagnie Generale Des Etablissements Michelin	France	3,150	423
Fast Retailing Co., Ltd.	Japan	6,200	358
Funai Electric Co., Ltd.	Japan	2,600	113
Grupo Televisa SA, ADR	Mexico	6,530	158
Koninklijke Philips Electronics NV	Netherlands	9,550	431
LI & Fung, Ltd.	Hong Kong	52,000	221
LVMH Moet Hennessy Louis Vuitton SA	France	4,890	586
Next PLC	United Kingdom	8,270	332
WPP Group PLC	United Kingdom	52,490	711
Total			5,569
Consumer Staples (6.6%)
Heineken NV Netherlands		8,120	533
Kao Corp.	Japan	14,000	418
Kimberly-Clark de Mexico, SAB de CV	Mexico	28,300	129
Nestle SA	Switzerland	2,366	1,063
Nong Shim Co., Ltd.	South Korea	371	91
Pernod Ricard SA	France	950	207
Reckitt Benckiser PLC	United Kingdom	6,980	410
Total			2,851
Energy (9.7%)
Gazprom Russia		6,270	277
Inpex Holdings, Inc.	Japan	24	247
OMV AG	Austria	2,020	135
* Paladin Resources, Ltd.	Australia	32,533	223
Petroleo Brasileiro SA, ADR	Brazil	3,200	242
PTT Public Co., Ltd.	Thailand	18,600	180
Royal Dutch Shell PLC	United Kingdom	26,750	1,103
Saipem SPA	Italy	5,530	236
Statoil ASA	Norway	14,670	500
Total SA	France	12,920	1,050
Total			4,193
Financials (26.5%)
Aeon Credit Services Co., Ltd.	Japan	15,800	170
Anglo Irish Bank Corp. PLC	Ireland	10,450	198
AXA	France	17,480	782
Bank of Cyprus Public Co., Ltd.	Greece	9,940	175
Barclays PLC	United Kingdom	44,930	547
BNP Paribas	France	5,130	561
Boc Hong Kong Holdings, Ltd.	Hong Kong	180,000	457
Credit Agricole SA	France	19,900	768
Deutsche Postbank AG	Germany	3,770	277
EFG International	Switzerland	6,150	289
Erste Bank	Austria	4,890	373

Hana Financial Group, Inc.	South Korea	5,740	271
HSBC Holding PLC	United Kingdom	42,940	796
Hypo Real Estate Holding AG	Germany	3,290	187
Macquarie Bank, Ltd.	Australia	5,197	389
Nomura Holdings, Inc.	Japan	36,100	605
Royal Bank of Scotland Group PLC	United Kingdom	58,695	630
Standard Bank Group, Ltd.	South Africa	14,260	206
Standard Chartered PLC	United Kingdom	14,640	479
Sumitomo Mitsui Financial Group, Inc.	Japan	60	468
Suncorp-Metway, Ltd.	Australia	23,259	419
UBS AG	Switzerland	16,130	868
Unibanco - Uniao de Bancos Brasileiros SA	Brazil	2,810	370
Unicredito Italiano SPA	Italy	73,680	630
Unione di Banche Italiane Scpa	Italy	16,794	451
Total			11,366
Health Care (5.6%)
* Actelion, Ltd.	Switzerland	3,618	200
Astellas Pharma, Inc.	Japan	6,500	312
GlaxoSmithKline PLC	United Kingdom	16,300	433
Novartis AG	Switzerland	13,860	765
Roche Holdings AG	Switzerland	3,850	698
Total			2,408
Industrials (10.6%)
Bucyrus International, Inc.	United States	7,980	582
Bunzl PLC	United Kingdom	14,330	205
East Japan Railway Co.	Japan	54	426
Finmeccanica SPA	Italy	10,630	310
Geberit AG	Switzerland	2,848	373
Intertek Group PLC	United Kingdom	12,720	246
Komatsu, Ltd.	Japan	8,200	276
LS Industrial Systems Co., Ltd.	South Korea	1,900	136
Mitsubishi Corp.	Japan	8,700	276
Mitsui & Co., Ltd.	Japan	6,000	146
Schneider Electric SA	France	4,134	522
Siemens AG	Germany	5,320	731
Smiths Group PLC	United Kingdom	6,236	136
TNT NV	Netherlands	4,680	196
Total			4,561
Information Technology (6.5%)
ARM Holdings PLC	United Kingdom	109,530	345
* CSU Cardsystem SA	Brazil	13,010	56
HCL Technologies, Ltd.	India	11,780	89
Konica Minolta Holdings, Inc.	Japan	13,500	229
Nippon Electric Glass Co., Ltd.	Japan	15,000	242
Omron Corp.	Japan	14,000	371
Samsung Electronic Co., Ltd.	South Korea	787	494
Sap AG	Germany	8,650	506
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	88,000	171
* Universo Online SA-UOL	Brazil	14,200	91
Venture Corp., Ltd.	Singapore	20,000	222
Total			2,816
Materials (10.4%)
Bayer AG	Germany	5,540	441
BHP Billiton PLC	United Kingdom	35,880	1,284
CRH PLC	Ireland	6,710	266
Linde AG	Germany	7,640	949

Makhteshim-Agan Industries, Ltd.	Israel	30,040	266
The Siam Cement Public Co., Ltd.	Thailand	15,400	117
Steel Authority of India, Ltd.	India	145,728	757
Syngenta AG	Switzerland	1,830	395
Total			4,475
Telecommunication Services (5.9%)
America Movil SAB de CV	Mexico	3,370	216
Philippine Long Distance Telephone Co.	Philippines	2,720	176
Rogers Communications, Inc.	Canada	2,910	132
Telefonica SA	Spain	25,380	710
Telenor ASA	Norway	13,200	264
Telus Corp.	Canada	3,080	178
Vodafond Group PLC	United Kingdom	241,840	874
Total			2,550
Utilities (4.0%)
E.ON AG	Germany	6,040	1,117
Gaz DE France	France	3,720	193
Suez SA	France	3,960	233
Tokyo Gas Co., Ltd.	Japan	36,000	168
Total			1,711
Total Foreign Common Stock (Cost: $40,763)			42,500
Money Market Investment (1.4%)
National Commercial Banks (1.4%)
Natexis Banque Discount Note, 5.14%, 10/1/07	United States	586,000	586
Total Money Market Investment (Cost: $586)			586
Total Investments (99.6%) (Cost $41,349)(a)			43,086
Other Assets, Less Liabilities (-0.1%)			(22)
Total Net Assets (100.0%)			43,064

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $41,349 and the net unrealized appreciation of investments based on that cost was $1,737 which is comprised of $3,388 aggregate gross unrealized appreciation and $1,651 aggregate gross unrealized depreciation.

Investment Percentage by Country:
United Kingdom	19.8%
Germany	12.7%
Japan	12.7%
France	12.4%
Switzerland	10.8%
Other	31.6%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Foreign Common Stock (95.5%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (15.2%)
Accor SA	France	173,000	15,359
Bayerische Motoren Werke AG	Germany	380,920	24,568
* British Sky Broadcasting Group PLC	United Kingdom	1,225,270	17,423
Burberry Group PLC	United Kingdom	738,190	9,923
Compass Group PLC	United Kingdom	2,915,350	18,014
GKN PLC	United Kingdom	2,091,540	15,149
Hyundai Motor Co.	South Korea	264,580	21,364
Kingfisher PLC	United Kingdom	3,825,490	13,995
Koninklijke Philips Electronics NV	Netherlands	449,135	20,270
Mediaset SPA	Italy	1,497,610	15,461
Michelin SA	France	260,200	34,981
Pearson PLC	United Kingdom	697,770	10,814
Reed Elsevier NV	Netherlands	645,340	12,257
Securitas Direct AB	Sweden	652,300	1,913
Sony Corp.	Japan	323,400	15,682
Thomson SA	France	1,088,780	16,581
Valeo SA	France	135,280	7,527
Wolters Kluwer NV	Netherlands	166,630	4,947
Yell Group PLC	United Kingdom	1,590,550	13,961
Total			290,189
Consumer Staples (2.2%)
Cadbury Schweppes PLC	United Kingdom	1,086,340	12,602
Nestle SA	Switzerland	38,980	17,511
Unilever PLC	United Kingdom	348,295	11,010
Total			41,123
Energy (7.4%)
BP PLC	United Kingdom	1,037,940	12,052
China Shenhua Energy Co., Ltd.	China	7,378,000	44,417
ENI SPA	Italy	414,535	15,363
Repsol YPF SA	Spain	493,680	17,634
Royal Dutch Shell PLC	United Kingdom	410,435	16,896
SBM Offshore NV	Netherlands	451,200	17,738
Total SA	France	205,958	16,746
Total			140,846
Financials (19.2%)
ACE, Ltd.	Bermuda	234,580	14,209
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	2,361
Aviva PLC	United Kingdom	614,400	9,252
AXA SA	France	512,174	22,918
Banco Santander Central Hispano SA	Spain	906,009	17,609
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	17,042
DBS Group Holdings, Ltd.	Singapore	1,192,000	17,332
HSBC Holdings PLC	United Kingdom	1,474,937	26,979
ING Groep NV	Netherlands	683,040	30,319
Kookmin Bank	South Korea	226,500	18,859
Lloyds TSB Group PLC	United Kingdom	1,165,150	12,933
Mitsubishi Tokyo Financial Group, ADR	Japan	222,000	2,016
Mitsubishi UFJ Financial Group, Inc.	Japan	565	5,288

National Australia Bank, Ltd.	Australia	514,532	18,130
Nomura Holdings, Inc.	Japan	332,400	5,574
Nordea Bank AB	Sweden	1,536,530	26,751
Old Mutual PLC	United Kingdom	4,953,850	16,247
Royal Bank of Scotland Group PLC	United Kingdom	1,816,680	19,514
Sompo Japan Insurance, Inc.	Japan	1,103,000	12,656
Standard Chartered PLC	United Kingdom	370,360	12,124
Swire Pacific, Ltd.	Hong Kong	1,276,500	15,501
Swiss Reinsurance Co.	Switzerland	180,212	16,052
UBS AG	Switzerland	168,240	9,046
Unicredito Italiano SPA	Italy	860,800	7,365
XL Capital, Ltd. - Class A	Bermuda	94,850	7,512
Total			363,589
Health Care (6.7%)
AGFA Gevaert NV	Belgium	291,272	5,607
Celesio AG	Germany	261,230	16,487
* CK Life Sciences International Holdings, Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	621,430	16,491
Norvartis AG	Switzerland	424,920	23,449
Olympus Corp.	Japan	236,500	9,718
Ono Pharmaceutical Co., Ltd.	Japan	94,800	5,084
Sanofi-Aventis	France	164,625	13,939
Shire PLC	United Kingdom	878,760	21,593
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	14,667
Total			127,039
Industrials (12.6%)
Atlas Copco AB	Sweden	1,330,560	23,022
BAE Systems PLC	United Kingdom	3,411,020	34,442
British Airways PLC	United Kingdom	1,228,800	9,635
Deutsche Post AG	Germany	602,100	17,515
Empresa Brasileira de Aeronautica SA, ADR	Brazil	259,710	11,406
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	19,555
Qantas Airways, Ltd.	Australia	2,552,550	12,639
Rentokil Initial PLC	United Kingdom	2,672,940	9,127
Rolls-Royce Group PLC	United Kingdom	1,916,990	20,493
* Securitas AB	Sweden	652,300	8,604
Securitas Systems AB	Sweden	652,300	2,409
Shanghai Electric Group Co., Ltd.	China	5,022,000	3,921
Siemens AG, ADR	Germany	199,230	27,344
Smiths Group PLC	United Kingdom	320,326	7,006
* Vestas Wind Systems AS	Denmark	419,800	33,165
Total			240,283
Information Technology (8.0%)
* Check Point Software Technologies, Ltd.	Israel	387,430	9,755
Compal Electronics, Inc.	Taiwan	6,005,372	6,790
Fujifilm Holdings Corp.	Japan	159,300	7,364
Hitachi, Ltd.	Japan	1,198,000	7,979
* Infineon Technologies AG	Germany	1,122,690	19,355
Lite-On Technology Corp.	Taiwan	3,450,623	5,392
Mabuchi Motor Co., Ltd.	Japan	168,400	10,981
Nintendo Co., Ltd.	Japan	64,600	33,632
Samsung Electronics Co., Ltd.	South Korea	46,140	28,989
Toshiba Corp.	Japan	2,350,000	21,952
Total			152,189

Materials (7.3%)
Akzo Nobel NV	Netherlands	111,700	9,206
Alcan, Inc.	Canada	255,260	25,467
Alumina, Ltd.	Australia	1,908,930	12,094
BASF AG	Germany	109,300	15,118
Companhia Vale do Rio Doce, ADR	Brazil	881,000	25,064
* Domtar Corp.	United States	1,006,610	8,278
Lonza Group AG	Switzerland	93,670	10,218
Norske Skogindustrier ASA	Norway	978,371	10,471
Stora Enso OYJ	Finland	658,140	12,820
UPM-Kymmene OYJ	Finland	394,760	9,547
Total			138,283
Telecommunication Services (11.1%)
BCE, Inc.	Canada	394,282	15,816
China Telecom Corp., Ltd.	China	17,338,000	13,070
Chunghwa Telecom Co., Ltd., ADR	Taiwan	331,573	6,127
France Telecom SA	France	756,770	25,348
KT Corp., ADR	South Korea	385,100	9,647
Nippon Telegraph & Telephone Corp.	Japan	1,930	9,023
Portugal Telecom SGPS SA	Portugal	632,670	8,868
SK Telecom Co., Ltd., ADR	South Korea	322,890	9,590
Telefonica SA, ADR	Spain	395,838	33,164
Telefonos de Mexico SAB de CV, ADR	Mexico	514,688	16,918
Telenor ASA	Norway	1,208,610	24,211
Turkcell Iletisim Hizmet AS	Turkey	1,315,060	11,113
Vodafone Group PLC	United Kingdom	8,017,483	28,953
Total			211,848
Utilities (5.8%)
E.ON AG	Germany	146,700	27,123
Electricite de France	France	258,050	27,285
Iberdrola SA	Spain	170,560	10,020
Korea Electric Power Corp.	South Korea	365,650	17,140
National Grid PLC	United Kingdom	666,512	10,691
Suez SA	France	314,910	18,546
Total			110,805
Total Foreign Common Stock (Cost: $1,063,091)			1,816,194
Money Market Investment (4.3%)
Autos (1.0%)
Daimler Chrysler Auto, 5.25%, 10/31/07	United States	10,000,000	9,953
New Center Asset Trust, 5.25%, 10/19/07	United States	10,000,000	9,971
Total			19,924
Finance Lessors (1.2%)
Ranger Funding Co. LLC, 5.18%, 10/24/07	United States	10,000,000	9,964
Ranger Funding Co. LLC, 5.25%, 10/2/07	United States	1,000,000	1,000
Windmill Funding Corp., 6.20%, 10/15/07	United States	10,000,000	9,972
Total			20,936
Finance Services (1.1%)
Alpine Securitization, 5.90%, 10/5/07	United States	10,000,000	9,990
Barton Capital LLC, 5.25%, 10/3/07	United States	10,000,000	9,994
Total			19,984

National Commercial Banks (0.5%)
Rabobank USA, 4.84%, 10/1/07	United States	10,100,000	10,097
Total			10,097
Short Term Business Credit (0.5%)
Sheffield Receivables, 5.27%, 10/15/07	United States	10,000,000	9,977
Total			9,977
Total Money Market Investment (Cost: $80,918)			80,918
Total Investments (99.8%) (Cost $1,144,009)(a)			1,897,112
Other Assets, Less Liabilities (0.2%)			4,439
Total Net Assets (100.0%)			1,901,551

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,144,009 and the net unrealized appreciation of investments based on that cost was $753,103 which is comprised of $775,674 aggregate gross unrealized appreciation and $22,571 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	21.5%
France	10.5%
Japan	8.5%
Germany	7.8%
South Korea	5.6%
Netherlands	5.0%
Other	41.1%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

MFS Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Foreign Common Stock (96.4%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (3.5%)
Astra International Tbk PT	Indonesia	149,000	314
Consorcio ARA SAB de CV	Mexico	109,100	146
Genting Berhad	Malaysia	136,500	322
Lotte Shopping Co., Ltd.	South Korea	831	354
Resorts World Berhad	Malaysia	337,100	388
* SARE Holding SAB de CV	Mexico	421,000	635
Truworths International, Ltd.	South Africa	73,830	339
Total			2,498
Consumer Staples (3.8%)
British American Tobacco Malaysia Berhad	Malaysia	23,200	281
Grupo Continental SAB de CV	Mexico	155,710	327
Hanjaya Mandala Sampoerna Tbk PT	Indonesia	172,000	260
ITC, Ltd.	India	77,040	367
Kimberly-Clark de Mexico SAB de CV	Mexico	115,490	527
KT&G Corp.	South Korea	3,882	303
Massmart Holdings, Ltd.	South Africa	30,100	364
Tiger Brands, Ltd.	South Africa	11,800	311
Total			2,740
Energy (19.1%)
CNOOC, Ltd.	China	654,000	1,100
Gazprom, ADR	Russia	106,960	4,718
Oil & Natural Gas Corp., Ltd.	India	10,585	254
PetroChina Co., Ltd.	China	814,000	1,543
Petroleo Brasileiro SA, ADR	Brazil	53,640	4,050
Reliance Industries, Ltd.	India	26,050	1,501
Tenaris SA, ADR	Argentina	11,960	629
Total			13,795
Financials (16.3%)
ABSA Group, Ltd.	South Africa	31,130	565
African Bank Investments, Ltd.	South Africa	129,770	590
AMMB Holdings Berhad	Malaysia	248,000	316
* Asya Katilim Bankasi AS	Turkey	33,640	276
Banco Santander Chile SA, ADR	Chile	5,200	263
Bank Central Asia Tbk PT	Indonesia	402,500	271
Bank Rakyat Indonesia Tbk PT	Indonesia	393,500	284
Bumiputra-Commerce Holdings Berhad	Malaysia	86,900	273
Cathay Financial Holding Co., Ltd.	Taiwan	212,000	501
China Life Insurance Co., Ltd.	China	303,000	1,739
Credicorp, Ltd.	Peru	7,850	531
FirstRand, Ltd.	South Africa	194,420	624
Kookmin Bank, ADR	South Korea	14,520	1,190
Malayan Banking Berhad	Malaysia	94,200	304
Nedbank Group, Ltd.	South Africa	14,989	272
OTP Bank, Ltd.	Hungary	4,730	514
Regal Real Estate Investment Trust	Hong Kong	627,000	199
Sanlam, Ltd.	South Africa	206,580	668
Shinan Financial Group Co., Ltd.	South Korea	6,480	423
Standard Bank Group, Ltd.	South Africa	52,560	759

Turkiye Garanti Bankasi AS	Turkey	77,630	595
Unibanco - Uniao de Bancos Brasileiros SA	Brazil	4,780	629
Total			11,786
Health Care (1.9%)
Teva Pharmaceutical Industries, Ltd., ADR	Israel	30,790	1,369
Total			1,369
Industrials (3.3%)
Barloworld, Ltd.	South Africa	15,000	282
Citic Pacific, Ltd.	China	70,000	447
Hyundai Heavy Industries Co., Ltd.	South Korea	1,699	785
Larsen & Toubro, Ltd.	India	5,241	370
LS Industrial Systems Co., Ltd.	South Korea	7,370	526
Total			2,410
Information Technology (7.9%)
* Amdocs, Ltd.	United States	9,350	348
ASM Pacific Technology, Ltd.	Hong Kong	103,000	912
High Tech Computer Corp.	Taiwan	17,900	262
MediaTek, Inc.	Taiwan	39,000	703
Samsung Electronics Co., Ltd.	South Korea	4,359	2,739
Satyam Computer Services, Ltd.	India	28,030	312
(I)United Microelectronics Corp.	Taiwan	728,000	432
Total			5,708
Materials (21.5%)
Anglo American PLC	United Kingdom	11,860	798
Anglo Platinum, Ltd.	South Africa	3,090	468
Aracruz Celulose SA, ADR	Brazil	7,600	559
China Steel Corp.	Taiwan	142,000	207
Companhia Vale do Rio Doce, ADR	Brazil	117,870	3,998
Corporacion Moctezuma SAB de CV	Mexico	98,500	293
Formosa Chemicals & Fiber Corp.	Taiwan	117,000	299
Formosa Plastics Corp.	Taiwan	130,000	366
Gold Fields, Ltd.	South Africa	20,230	365
Grupo Mexico SAB de CV	Mexico	136,800	982
Impala Platinum Holdings, Ltd.	South Africa	20,110	701
Israel Chemicals, Ltd.	Israel	71,890	659
LG Chem, Ltd.	South Korea	5,450	572
* Makhteshim-Agan Industries, Ltd.	Israel	47,340	419
Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	2,860	775
POSCO, ADR	South Korea	10,380	1,856
The Siam Cement Public Co., Ltd.	Thailand	82,500	626
* Southern Copper Corp.	United States	4,440	550
Steel Authority of India, Ltd.	India	100,741	523
Ternium SA, ADR	Argentina	8,410	264
Usinas Siderurgicas de Minas Gerais SA	Brazil	5,300	370
Total			15,650
Telecommunication Services (15.2%)
America Movil SAB de CV, ADR	Mexico	41,460	2,654
China Mobile, Ltd.	China	149,500	2,446
Chunghwa Telecom Co., Ltd.	Taiwan	257,000	480
Egyptian Co. for Mobile Services	Egypt	10,500	351
Far EasTone Telecommunications Co., Ltd.	Taiwan	251,000	318
Mobile TeleSystems, ADR	Russia	10,990	762

MTN Group, Ltd.	South Africa	63,830	968
Orascom Telecom Holding SAE	Egypt	43,812	572
Philippine Long Distance Telephone Co.	Philippines	10,370	670
Telecom Egypt	Egypt	105,840	322
Telekomunikasi Indonesia Tbk PT	Indonesia	555,000	668
Vimpel Communications, ADR	Russia	30,540	826
Total			11,037
Utilities (3.9%)
AES Tiete SA	Brazil	5,296,000	184
CEZ AS	Czech Republic	13,010	802
EDP-Energias do Brasil SA	Brazil	16,820	280
Eletropaulo Metropolitana SA	Brazil	5,740,000	382
Manila Water Co.	Philippines	2,158,000	671
Tenaga Nasional Berhad	Malaysia	171,000	474
Total			2,793
Total Foreign Common Stock (Cost: $59,893)			69,786
Warrants (2.8%)
Financials (2.4%)
*(l) Korea Exchange Bank - April 2011 Expiration	South Korea	19,210	312
*(l) Sberbank - May 2010 Expiration	Russia	350	1,439
Total			1,751
Industrials (0.4%)
*(l) Hyundai Mobis - August 2011 Expiration	South Korea	2,603	276
Total			276
Total Warrants (Cost: $1,870)			2,027
Money Market Investment (0.5%)
National Commercial Banks (0.5%)
Natexis Banque Discount Note, 5.14%, 10/1/07	United States	354,000	354
Total Money Market Investment (Cost: $354)			354
Total Investments (99.7%) (Cost $62,117)(a)			72,167
Other Assets, Less Liabilities (0.3%)			221
Total Net Assets (100.0%)			72,388

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes was $62,117 and the net unrealized appreciation of investments based on that cost was $10,050 which is comprised of $11,259 aggregate gross unrealized appreciation and $1,209 aggregate gross unrealized depreciation.

(l)	As of September 30, 2007, portfolio securities with an aggregate market value of $2,459 (in thousands) were fair valued under procedures adopted by the Board of Directors.

Investment Percentage by Country:
Brazil	14.6%
South Korea	13.0%
Russia	11.9%
China	10.1%
South Africa	10.1%
Mexico	7.7%
Taiwan	5.0%
Other	27.6%

Total	100.0%

Forward foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract (000's)	Settlement Month	Unrealized Appreciation (000's)	Unrealized (Depreciation) (000's)	Net Unrealized Appreciation (Depreciation) (000's)
Buy	TRY	853	5/2009	$95	$—	$95
Sell	TRY	853	5/2009	—	(100)	(100)

				$95	$(100)	$(5)

TRY - New Turkish Lira

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Money Market Investments (101.8%)	Shares/ $ Par	Value $ (000’s)
Asset-Backed Securities (CMO’S) (1.4%)
Carmax Auto Owner Trust, 5.84%, 9/15/08, Series 2007-3, Class A1	4,095,000	4,096
Honda Auto Receivables Owner Trust, 5.32%, 3/18/08 Series 2007-1	638,131	638
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	1,167,263	1,167
World Omni Auto Receivables Trust, 5.32%, 2/15/08 Series 2007-A	665,405	665
Total		6,566
Autos (12.8%)
Daimler Chrysler Auto, 5.60%, 10/23/07	10,000,000	9,963
Daimler Chrysler Auto, 5.60%, 11/2/07	10,000,000	9,947
Fcar Owner Trust 1, 5.17%, 12/17/07	6,500,000	6,426
Fcar Owner Trust 1, 5.90%, 11/14/07	7,000,000	6,947
Fcar Owner Trust 1, 5.90%, 11/15/07	6,500,000	6,450
New Center Asset Trust, 5.45%, 3/17/08	10,000,000	9,743
New Center Asset Trust, 6.10%, 10/11/07	10,000,000	9,979
Total		59,455
Federal Government & Agencies (6.8%)
Fannie Mae, 4.40%, 2/4/08	3,800,000	3,789
Federal Home Loan Bank, 5.25%, 2/5/08	3,800,000	3,800
Federal Home Loan Bank, 5.50%, 12/27/07	3,900,000	3,904
Federal Home Loan Mtg Co., 4.97%, 3/3/08	4,000,000	3,914
Federal Home Loan Mtg Co., 4.97%, 2/4/08	3,800,000	3,733
Federal Home Loan Mtg Co., 4.98%, 5/30/08	4,250,000	4,106
Federal National Mortgage Association, 5.06%, 3/10/08	4,200,000	4,104
Federal National Mortgage Association, 5.08%, 1/16/08	4,250,000	4,184
Total		31,534
Finance Lessors (12.8%)
Ranger Funding Co. LLC, 5.80%, 12/14/07	20,000,000	19,769
Thunder Bay Funding, Inc., 5.29%, 10/1/07	10,000,000	9,998
Thunder Bay Funding, Inc., 6.00%, 11/16/07	10,000,000	9,920
Windmill Funding Corp., 5.05%, 11/9/07	10,000,000	9,942
Windmill Funding Corp., 6.25%, 10/12/07	10,000,000	9,977
Total		59,606
Finance Services (17.8%)
Alpine Securitization, 5.48%, 10/31/07	10,000,000	9,951
Alpine Securitization, 5.70%, 1/3/08	10,000,000	9,848
Barton Capital LLC, 5.90%, 10/5/07	10,000,000	9,990
Barton Capital LLC, 6.05%, 10/9/07	10,000,000	9,983
Bryant Park Funding LLC, 5.65%, 12/17/07	10,000,000	9,876
Bryant Park Funding LLC, 6.35%, 10/4/07	10,000,000	9,991
Ciesco LP, 5.65%, 10/17/07	10,000,000	9,972
Ciesco LP, 5.75%, 11/9/07	10,000,000	9,935
HBOS Treasury Services PLC, 5.81%, 10/8/08	3,400,000	3,400
Total		82,946

Insurance and Diversified Financial COS. (0.9%)
Berkshire Hathaway, 5.659%, 11/15/07	4,000,000	4,001
Total		4,001
Miscellaneous Business Credit Institutions (4.9%)
General Electric Capital Corp., 4.125%, 3/4/08	3,145,000	3,128
Park Avenue Receivables, 5.95%, 11/9/07	10,000,000	9,932
Park Avenue Receivables, 6.30%, 10/10/07	10,000,000	9,981
Total		23,041
National Commercial Banks (18.3%)
Bank of America, 5.45%, 12/14/07	10,000,000	9,885
Bankboston, 6.375%, 3/25/08	3,500,000	3,519
Bankboston, 6.375%, 4/15/08	6,075,000	6,112
Barclays US Funding LLC, 5.27%, 10/9/07	10,000,000	9,985
Barclays US Funding LLC, 5.38%, 11/14/07	9,000,000	8,938
Citigroup Funding, Inc., 5.35%, 10/2/07	8,400,000	8,396
Citigroup Funding, Inc., 5.35%, 10/16/07	10,000,000	9,975
Rabobank USA, 4.84%, 10/1/07	19,210,000	19,206
UBS Finance LLC, 5.30%, 10/4/07	5,000,000	4,996
Washington Mutual, Inc., 5.74%, 3/20/08	4,500,000	4,482
Total		85,494
Personal Credit Institutions (4.8%)
American Express Credit, 5.20%, 10/12/07	10,000,000	9,980
American General Finance, 5.32%, 10/12/07	6,500,000	6,488
American General Finance, 5.45%, 10/18/07	6,000,000	5,983
Total		22,451
Security Brokers and Dealers (8.5%)
The Goldman Sachs Group, Inc., 4.125%, 1/15/08	4,000,000	3,986
The Goldman Sachs Group, Inc., 5.232%, 2/1/08	9,100,000	9,100
Merrill Lynch & Co., 6.56%, 12/16/07	3,250,000	3,259
Morgan Stanley Dean Witter, 5.14%, 10/19/07	3,800,000	3,789
Morgan Stanley Dean Witter, 5.44%, 12/21/07	15,000,000	14,811
UBS AG Stamford, 5.72%, 10/16/08	4,465,000	4,465
Total		39,410
Short Term Business Credit (12.8%)
HSBC Finance Corp., 5.35%, 10/24/07	10,000,000	9,963
HSBC Finance Corp., 5.35%, 11/6/07	10,000,000	9,944
Old Line Funding Corp., 5.35%, 10/1/07	10,000,000	9,996
Old Line Funding Corp., 6.35%, 10/15/07	10,000,000	9,972
Sheffield Receivables, 6.00%, 10/2/07	10,000,000	9,995
Sheffield Receivables, 6.40%, 10/11/07	10,000,000	9,979
Total		59,849
Total Money Market Investments (Cost: $474,353)		474,353
Total Investments (101.8%) (Cost $474,353)(a)		474,353
Other Assets, Less Liabilities (-1.8%)		(8,595)
Total Net Assets (100.0%)		465,758

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Corporate Bonds (25.7%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.4%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	247
L-3 Communications Corp., 7.625%, 6/15/12	250,000	256
Northrop Grumman Corp., 7.125%, 2/15/11	250,000	265
Total		768
Auto Manufacturing (0.5%)
DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	250,000	252
Total		252
Banking (2.7%)
Bank of America Corp., 4.50%, 8/1/10	250,000	248
Bank One Corp., 6.00%, 8/1/08	250,000	251
CitiCorp, 6.375%, 11/15/08	249,000	253
U.S. Bancorp, 4.50%, 7/29/10	250,000	248
Wachovia Corp., 5.625%, 12/15/08	215,000	216
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	283
Total		1,499
Cable/Media/Broadcasting/Satellite (1.4%)
CBS Corp., 7.70%, 7/30/10	250,000	266
Comcast Corp., 5.45%, 11/15/10	250,000	252
Viacom, Inc., 5.75%, 4/30/11	250,000	252
Total		770
Electric Utilities (4.4%)
Consolidated Edison Co. of New York, 4.70%, 6/15/09	250,000	249
The Detroit Edison Co., 6.125%, 10/1/10	250,000	257
Duke Energy Corp., 4.50%, 4/1/10	250,000	247
Florida Power Corp., 4.50%, 6/1/10	250,000	247
Nevada Power Co., 6.50%, 4/15/12	250,000	257
Pacific Gas & Electric Co., 3.60%, 3/1/09	250,000	245
PacifiCorp, 4.30%, 9/15/08	250,000	248
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	255
Public Service Co. of Colorado, 4.375%, 10/1/08	250,000	248
Virginia Electric & Power Co., 4.50%, 12/15/10	250,000	246
Total		2,499
Food Processors (0.5%)
Kraft Foods, Inc., 5.625%, 11/1/11	250,000	252
Total		252
Gas Pipelines (0.9%)
Enterprise Products Operating L.P., 4.625%, 10/15/09	250,000	248
Kinder Morgan Energy Partners, L.P., 6.30%, 2/1/09	250,000	253
Total		501

Independent Finance (1.1%)
General Electric Capital Corp., 4.375%, 11/21/11	250,000	243
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	99
International Lease Finance Corp., 5.45%, 3/24/11	250,000	250
Total		592
Industrials - Other (0.9%)
DR Horton, Inc., 7.875%, 8/15/11	250,000	245
Lennar Corp., 5.95%, 10/17/11	250,000	229
Total		474
Mortgage Banking (0.7%)
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	248
Residential Capital LLC, 7.00%, 2/22/11	200,000	163
Total		411
Oil and Gas (1.9%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	261
Burlington Resources, Inc., 6.40%, 8/15/11	250,000	261
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	264
Tesoro Corp., 6.25%, 11/1/12	250,000	251
Total		1,037
Other Finance (0.2%)
Capmark Financial Group, 5.875%, 5/10/12 144A	100,000	91
Total		91
Paper and Forest Products (0.9%)
International Paper Co., 4.00%, 4/1/10	250,000	243
Weyerhaeuser Co., 5.95%, 11/1/08	250,000	251
Total		494
Railroads (1.8%)
Burlington North Santa Fe, 6.125%, 3/15/09	250,000	253
CSX Corp., 6.25%, 10/15/08	250,000	252
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	248
Union Pacific Corp., 3.875%, 2/15/09	250,000	245
Total		998
Real Estate Investment Trusts (0.9%)
Duke Realty LP, 5.625%, 8/15/11	250,000	249
Simon Property Group LP, 5.375%, 6/1/11	250,000	250
Total		499

Retail Stores (0.9%)
Home Depot, Inc., 4.625%, 8/15/10	250,000	244
J.C. Penney Co., Inc., 8.00%, 3/1/10	250,000	266
Total		510
Security Brokers and Dealers (1.8%)
Goldman Sachs Group, Inc., 6.875%, 1/15/11	250,000	262
Lehman Brothers Holdings, 4.25%, 1/27/10	250,000	242
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	250,000	246
Morgan Stanley, 5.05%, 1/21/11	50,000	49
Morgan Stanley Dean Witter & Co., 6.75%, 4/15/11	200,000	209
Total		1,008
Telecommunications (2.3%)
AT&T, Inc., 4.125%, 9/15/09	250,000	246
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	268
Rogers Wireless, Inc., 9.625%, 5/1/11	200,000	225
Sprint Capital Corp., 7.625%, 1/30/11	250,000	265
Vodafone Group, 7.75%, 2/15/10	250,000	264
Total		1,268
Vehicle Parts (0.5%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	250
Total		250
Total Corporate Bonds (Cost: $14,297)		14,173
Governments (8.8%)
Governments (8.8%)
US Treasury, 4.50%, 4/30/09	4,805,000	4,846
Total Governments (Cost: $4,794)		4,846
Structured Products (51.6%)
Structured Products (51.6%)
Countrywide Home Loans, Series 2005-31, Class 2A1, 5.498%, 1/25/36	953,606	951
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	645,230	634
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	884,625	914
Federal National Mortgage Association, 5.00%, 5/1/20	1,951,437	1,913
Federal National Mortgage Association, 6.00%, 8/1/22	2,464,072	2,498
Federal National Mortgage Association, 6.50%, 8/1/36	432,291	440
Federal National Mortgage Association, 6.50%, 7/1/37	330,131	336
Federal National Mortgage Association, 6.50%, 8/1/37	1,836,024	1,870
Fifth Third Auto Trust, Series 2004-A, Class A4, 3.70%, 10/20/11	2,281,526	2,281
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.178%, 12/15/31	1,000,000	1,060
Harley-Davidson Motorcycle Trust, Series 2003-1, Class A2, 2.63%, 11/15/10	646,698	646
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4, 3.06%, 10/21/09	836,322	835
Honda Auto Receivables Owner Trust, Series 2004-2, Class A4, 3.81%, 10/15/09	747,793	742
Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, 10/19/09	1,488,016	1,485
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16	1,500,000	1,575
MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	2,250,000	2,218
Morgan Stanley Capital, Series 1999-FNV1, Class C, 6.80%, 3/15/31	1,000,000	1,020
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4, 2.76%, 7/15/09	561,894	557
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.301%, 1/25/09	1,755,893	1,747
USAA Auto Owner Trust, Series 2004-2, Class A4, 3.58%, 2/15/11	830,700	826

Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	459,516	459
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%,	2,000,000	1,967
WFS Financial Owner Trust, Series 2004-3, Class A4, 3.93%, 2/17/12	1,501,569	1,490
Total Structured Products (Cost: $28,394)		28,464
Money Market Investments (12.8%)
Autos (1.8%)
Daimler Chrysler Auto, 5.25%, 11/2/07	1,000,000	995
Total		995
Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Co., 4.70%, 12/10/07	100,000	99
Total		99
Finance Lessors (5.4%)
Ranger Funding Co. LLC, 5.15%, 10/24/07	1,000,000	996
Thunder Bay Funding, Inc., 6.25%, 10/9/07	1,000,000	998
Windmill Funding Corp., 5.20%, 10/22/07	1,000,000	997
Total		2,991
Finance Services (1.8%)
Barton Capital LLC, 5.19%, 10/15/07	1,000,000	998
Total		998
Short Term Business Credit (3.6%)
Old Line Funding Corp., 5.65%, 10/12/07	1,000,000	998
Sheffield Receivables, 5.20%, 10/22/07	1,000,000	997
Total		1,995
Total Money Market Investments (Cost: $7,078)		7,078
Total Investments (98.9%) (Cost $54,563)(a)		54,561
Other Assets, Less Liabilities (1.1%)		634
Total Net Assets (100.0%)		55,195

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $1,399, representing 2.53% of the net assets.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $54,563 and the net unrealized appreciation of investments based on that cost was $1 which is comprised of $167 aggregate gross unrealized appreciation and $168 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Corporate Bonds (29.2%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.8%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,829
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	500,000	477
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,065
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,615
General Dynamics Corp., 4.25%, 5/15/13	920,000	868
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,997
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,085
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	743
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	984
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,720
Total		19,383
Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,961
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	240,000	297
Total		2,258
Banking (3.0%)
Bank of America Corp., 5.42%, 3/15/17	415,000	403
Bank of America Corp., 5.625%, 10/14/16	1,225,000	1,224
Bank of America Corp., 6.00%, 9/1/17	3,170,000	3,244
Bank of New York, 4.95%, 1/14/11	1,050,000	1,045
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,811
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,290,000	1,224
BB&T Corp., 4.90%, 6/30/17	315,000	291
BNP Paribas, 5.186%, 6/29/15 144A	170,000	156
BNP Paribas, 7.195%, 6/25/37 144A	200,000	199
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,602
Citigroup, Inc., 6.00%, 8/15/17	2,030,000	2,077
Credit Agricole SA/London, 6.637%, 5/31/17 144A	595,000	559
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49	355,000	336
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	815,000	757
JPMorgan Chase Bank NA, 5.875%, 6/13/16	1,340,000	1,343
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,764
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,145
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,455
Northern Trust Corp., 5.30%, 8/29/11	580,000	583
PNC Funding Corp., 5.625%, 2/1/17	490,000	479
Royal Bank of Scotland Group PLC, 6.99%, 10/5/17 144A	260,000	265
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,335
UnionBanCal Corp., 5.25%, 12/16/13	565,000	550
US Bank NA, 4.80%, 4/15/15	2,155,000	2,031
Wachovia Corp., 5.35%, 3/15/11	950,000	951
Washington Mutual Bank, 5.95%, 5/20/13	770,000	760
Wells Fargo Bank NA, 5.75%, 5/16/16	370,000	373
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,460
Total		31,422
Beverage/Bottling (0.8%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	200,000	190
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	110,000	107

Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,272
Bottling Group LLC, 5.50%, 4/1/16	815,000	816
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,180
Diageo Capital PLC, 4.375%, 5/3/10	420,000	414
PepsiCo, Inc., 5.15%, 5/15/12	765,000	773
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	2,030
Total		8,782
Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	559
Total		559
Cable/Media/Broadcasting/Satellite (1.6%)
CBS Corp., 6.625%, 5/15/11	330,000	342
Clear Channel Communications, Inc., 6.25%, 3/15/11	1,430,000	1,311
Comcast Corp., 5.875%, 2/15/18	1,075,000	1,057
Comcast Corp., 6.30%, 11/15/17	1,505,000	1,530
Cox Communications, Inc., 4.625%, 1/15/10	565,000	558
Historic TW, Inc., 6.625%, 5/15/29	230,000	225
News America, Inc., 6.15%, 3/1/37	75,000	70
News America, Inc., 6.40%, 12/15/35	470,000	454
Rogers Cable, Inc., 5.50%, 3/15/14	3,450,000	3,328
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	157
TCI Communications, Inc., 8.75%, 8/1/15	735,000	852
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	530,000	523
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	135,000	132
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,146
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	799
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,708
Viacom, Inc., 5.75%, 4/30/11	765,000	772
Total		16,964
Conglomerate/Diversified Manufacturing (0.4%)
General Electric Co., 5.00%, 2/1/13	2,000,000	1,982
Honeywell International, Inc., 5.40%, 3/15/16	1,000,000	990
United Technologies Corp., 4.875%, 5/1/15	250,000	241
United Technologies Corp., 6.35%, 3/1/11	770,000	806
Total		4,019
Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,716
Fortune Brands, Inc., 5.375%, 1/15/16	600,000	569
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,244
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	439
Reynolds America, Inc., 6.75%, 6/15/17	150,000	153
Total		6,121
Electric Utilities (4.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	583
Bruce Mansfield Unit, 6.85%, 6/1/34 144A	415,000	425
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	310
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	267
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	200
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	228
CMS Energy Corp., 6.875%, 12/15/15	970,000	976
Consolidated Edison Co. of New York, 5.375%, 12/15/15	485,000	474
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	423

Consolidated Edison Co. of New York, 6.30%, 8/15/37	340,000	341
Consumers Energy Co., 4.80%, 2/17/09	3,675,000	3,658
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	945
The Detroit Edison Co., 5.45%, 2/15/35	105,000	94
The Detroit Edison Co., 5.70%, 10/1/37	25,000	23
DTE Energy Co., 6.375%, 4/15/33	195,000	195
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,707
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,261
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	604
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	616
Exelon Generation Co. LLC, 6.20%, 10/1/17	250,000	250
Florida Power & Light Co., 5.625%, 4/1/34	775,000	728
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,090
Florida Power Corp., 4.80%, 3/1/13	100,000	97
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,811
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,481
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	696,655	691
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	968
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	184
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	605
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,172
Nevada Power Co., 6.50%, 4/15/12	750,000	772
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,161
Northern States Power Co., 5.25%, 10/1/18	190,000	183
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,025
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	987
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	658
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	180
Pacific Gas & Electric Co., 6.05%, 3/1/34	315,000	309
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,971
PacifiCorp, 5.75%, 4/1/37	630,000	590
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,677
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	148
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	278
Progress Energy, Inc., 6.85%, 4/15/12	710,000	747
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	943
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	969
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,069
Puget Sound Energy, Inc., 3.363%, 6/1/08	1,380,000	1,359
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	748
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	210
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	170
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,429
Southern California Edison Co., 5.55%, 1/15/37	230,000	212
Southern California Edison Co., 5.625%, 2/1/36	70,000	65
Tampa Electric Co., 6.15%, 5/15/37	320,000	312
Tampa Electric Co., 6.55%, 5/15/36	385,000	396
Toledo Edison Co. 6.15%, 5/15/37	910,000	849
Union Electric Co., 6.40%, 6/15/17	140,000	144
Virginia Electric & Power Co., 5.40%, 1/15/16	300,000	290
Virginia Electric & Power Co., 6.00%, 5/15/37	1,890,000	1,808
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	587
Total		50,653
Electronics (0.2%)
Cisco Systems, Inc., 5.50%, 2/22/16	1,200,000	1,192
International Business Machines Corp., 5.70% 9/14/17	1,315,000	1,322
Total		2,514
Food Processors (0.9%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	570,000	575
General Mills, Inc., 5.70%, 2/15/17	890,000	875
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,768
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,669
Kraft Foods, Inc., 6.50%, 8/11/17	305,000	315
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	852
Total		9,054

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	321
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,174
Total		1,495
Gas Pipelines (0.4%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,268
El Paso Natural Gas Co., 5.95%, 4/15/17 144A	160,000	156
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,346
Kinder Morgan Finance, 5.35%, 1/5/11	1,765,000	1,719
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	170
Total		4,659
Independent Finance (0.6%)
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,426
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,271
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,439
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,300
Total		6,436
Industrials - Other (0.3%)
Centex Corp., 5.45%, 8/15/12	545,000	498
Centex Corp., 7.875%, 2/1/11	245,000	245
DR Horton, Inc., 5.375%, 6/15/12	385,000	340
DR Horton, Inc., 7.875%, 8/15/11	110,000	108
KB HOME, 7.75%, 2/1/10	1,160,000	1,098
Lennar Corp., 5.95%, 10/17/11	805,000	737
Total		3,026
Information/Data Technology (0.1%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	499
Siemens Financieringsmaatschappij N.V., 5.75%, 10/17/16 144A	495,000	499
Total		998
Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	819
Total		819
Metals/Mining (0.3%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	966
Alcoa, Inc., 5.72%, 2/23/19	720,000	691
Alcoa, Inc., 5.90%, 2/1/27	1,140,000	1,069
Total		2,726
Mortgage Banking (0.3%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	539

Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	193
Residential Capital LLC, 7.00%, 2/22/11	1,715,000	1,398
Residential Capital LLC, 7.50%, 4/17/13	1,500,000	1,211
Total		3,341
Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.40%, 7/15/14	590,000	573
Total		573
Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	671
Total		671
Oil and Gas (2.6%)
Anadarko Finance Co., 7.50%, 5/1/31	785,000	855
Anadarko Petroleum Corp., 5.95%, 9/15/16	570,000	565
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	345
Apache Corp., 6.00%, 1/15/37	190,000	183
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	790,000	771
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	290,000	280
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	240,000	239
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,236
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	565,000	566
Devon Energy Corp., 7.95%, 4/15/32	200,000	238
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,934
El Paso Corp., 7.00%, 6/15/17	420,000	426
EnCana Corp., 6.625%, 8/15/37	250,000	256
EnCana Holdings Finance Corp., 5.80%, 5/1/14	760,000	764
Hess Corp., 7.125%, 3/15/33	260,000	280
Husky Energy, Inc., 6.20%, 9/15/17	500,000	504
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,026
Marathon Oil Corp., 6.60%, 10/1/37	130,000	133
Nexen, Inc., 5.875%, 3/10/35	1,390,000	1,273
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,496
Pemex Project Funding Master Trust, 5.75%, 12/15/15	2,545,000	2,547
Petro-Canada, 5.95%, 5/15/35	690,000	654
Pioneer Natural Resource, 6.875%, 5/1/18	1,340,000	1,258
Suncoc, Inc., 5.75%, 1/15/17	625,000	615
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	338
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,418
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,594
Tesoro Corp., 6.50%, 6/1/17 144A	2,045,000	2,030
Valero Energy Corp., 6.125%, 6/15/17	205,000	206
Valero Energy Corp., 6.625%, 6/15/37	1,005,000	1,020
XTO Energy, Inc., 5.30%, 6/30/15	195,000	187
XTO Energy, Inc., 6.25%, 4/15/13	100,000	103
XTO Energy, Inc., 6.75%, 8/1/37	320,000	334
Total		27,674
Other Finance (0.3%)
Capmark Financial Group, 6.30%, 5/10/17 144A	255,000	222
Eaton Vance Corp., 6.50%, 10/2/17	260,000	259
SLM Corp., 5.375%, 5/15/14	425,000	371
SLM Corp., 5.45%, 4/25/11	3,020,000	2,846
Total		3,698

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	517
Total		517
Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	189
Total		189
Pharmaceuticals (0.4%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,390
Merck & Co., Inc., 4.75%, 3/1/15	500,000	477
Merck & Co., Inc., 5.75%, 11/15/36	500,000	472
Wyeth, 5.95%, 4/1/37	1,000,000	965
Total		4,304
Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	2,925
The Progressive Corp., 6.70%, 6/15/37	245,000	238
The Travelers Companies, Inc., 6.25%, 6/15/37	350,000	338
Total		3,501
Railroads (1.4%)
Burlington North Santa Fe, 6.125%, 3/15/09	3,000,000	3,036
Burlington North Santa Fe, 6.15%, 5/1/37	325,000	314
Canadian National Railway Co., 5.85%, 11/15/17	120,000	120
Canadian Pacific Railway Co., 5.95%, 5/15/37	290,000	268
CSX Corp., 5.60%, 5/1/17	1,000,000	958
CSX Corp., 6.15%, 5/1/37	315,000	301
CSX Corp., 6.25%, 3/15/18	400,000	402
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	574
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,938
Union Pacific Corp., 5.65%, 5/1/17	1,840,000	1,790
Union Pacific Corp., 6.65%, 1/15/11	565,000	583
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,133
Total		14,417
Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	575
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	360
BRE Properties, Inc., 5.50%, 3/15/17	315,000	298
Colonial Realty LP, 6.05%, 9/1/16	255,000	246
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	974
Duke Realty LP, 5.95%, 2/15/17	865,000	830
Duke Realty LP, 6.50%, 1/15/18	1,000,000	989
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,264
ERP Operating LP, 5.75%, 6/15/17	420,000	401
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,279
Health Care Property Investors, Inc., 6.00%, 1/30/17	290,000	277
HRPT Properties Trust, 5.75%, 11/1/15	800,000	754
ProLogis, 5.50%, 3/1/13	1,380,000	1,356
ProLogis, 5.75%, 4/1/16	865,000	834
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,650
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,363
Simon Property Group LP, 5.60%, 9/1/11	590,000	591
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,152
Total		17,193

Retail Food and Drug (0.4%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	694
CVS/Caremark Corp., 6.125%, 8/15/16	660,000	660
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,429
The Kroger Co., 6.40%, 8/15/17	1,120,000	1,142
The Kroger Co., 6.80%, 12/15/18	65,000	68
The Kroger Co., 7.00%, 5/1/18	260,000	275
Total		4,268
Retail Stores (1.6%)
Costco Wholesale Corp., 5.30%, 3/15/12	170,000	171
Federated Department Stores, Inc., 6.30%, 4/1/09	3,790,000	3,830
Federated Retail Holdings, Inc., 5.35%, 3/15/12	460,000	451
The Home Depot, Inc., 5.875%, 12/16/36	3,860,000	3,297
JC Penney Corp., Inc., 5.75%, 2/15/18	105,000	101
JC Penney Corp., Inc., 6.375%, 10/15/36	210,000	196
JC Penney Corp., Inc., 6.875%, 10/15/15	490,000	508
JC Penney Corp., Inc., 7.95%, 4/1/17	420,000	466
Kohl’s Corp., 6.25%, 12/15/17	640,000	639
Lowe’s Companies, Inc., 6.65%, 9/15/37	1,000,000	1,010
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	90
May Department Stores Co., 6.65%, 7/15/24	65,000	61
Target Corp., 5.375%, 5/1/17	1,050,000	1,007
Target Corp., 5.40%, 10/1/08	4,555,000	4,553
Wal-Mart Stores, Inc., 5.875%, 4/5/27	935,000	902
Total		17,282
Security Brokers and Dealers (1.2%)
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,319
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	386
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	260,000	242
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	1,675,000	1,610
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	765,000	740
Lehman Brothers Holdings, Inc., 6.875%, 7/17/37	80,000	79
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	225,000	230
Merrill Lynch & Co., Inc., 5.70%, 5/2/17	3,310,000	3,218
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	235
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	1,350,000	1,393
Morgan Stanley, 6.25%, 8/9/26	795,000	783
Total		12,235
Telecommunications (2.1%)
AT&T Corp., 7.30%, 11/15/11	1,500,000	1,611
(e) AT&T Corp., 8.00%, 11/15/31	1,470,000	1,789
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,572
British Telecom PLC, 9.125%, 12/15/30	410,000	543
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,657
Deutsche Telekom International Finance, 5.75%, 3/23/16	480,000	474
Embarq Corp., 6.738%, 6/1/13	610,000	634
Embarq Corp., 7.082%, 6/1/16	660,000	684
Embarq Corp., 7.995%, 6/1/36	635,000	677
France Telecom SA, 8.50%, 3/1/31	800,000	1,028
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	631
Sprint Capital Corp., 6.90%, 5/1/19	525,000	527
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,071
Sprint Capital Corp., 8.75%, 3/15/32	330,000	378
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,524
Telecom Italia Capital, 6.20%, 7/18/11	1,225,000	1,255
Verizon Global Funding Corp., 5.85%, 9/15/35	3,135,000	2,996
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,040
Vodafone Group PLC, 5.625%, 2/27/17	500,000	486
Total		22,577

Tobacco (0.2%)
Reynolds America, Inc., 7.25%, 6/15/37	150,000	157
Reynolds America, Inc., 7.625%, 6/1/16	1,735,000	1,847
Total		2,004
Utilities (0.0%)
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	402
Total		402
Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	565
Johnson Controls, Inc., 5.50%, 1/15/16	580,000	571
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	348
Total		1,484
Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,476
Total		1,476
Total Corporate Bonds (Cost: $314,950)		309,694
Governments (16.6%)
Governments (16.6%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	2,012
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,176
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,163
Overseas Private Investment, 4.10%, 11/15/14	2,158,320	2,112
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,980
US Treasury, 4.00%, 8/31/09	21,755,000	21,770
(g) US Treasury, 4.125%, 8/31/12	7,696,000	7,665
(g) US Treasury, 4.50%, 5/15/17	32,687,000	32,503
(g) US Treasury, 4.625%, 7/31/12	48,149,000	48,989
(g) US Treasury, 4.75%, 8/15/17	24,664,000	24,995
(g) US Treasury, 4.75%, 2/15/37	21,379,000	21,083
US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,018,230	4,142
Total Governments (Cost: $173,623)		175,590
Structured Products (50.3%)
Structured Products (50.3%)
AEP Texas Central Transition Funding, 5.306%, 7/1/21	15,910,000	15,388
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.644%, 2/14/43 IO	54,975,340	2,031
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,751,251	1,753
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.191%, 1/25/37	2,794,027	2,769
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.221%, 5/25/37	3,753,413	3,713
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	3,817,000	3,780
Bank of America Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	4,500,000	4,585
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.519%,	8,024,000	7,921
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,723
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	2,080,124	2,062

Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	2,063,130	2,049
Countrywide Home Loans, Series 2005-31, Class 2A1, 5.498%, 1/25/36	1,321,514	1,318
Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	2,484,741	2,438
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33	4,000,000	4,097
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.893%, 2/18/31 IO	43,331,455	435
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.565%, 10/15/30 IO	12,745,250	320
Fannie Mae Whole Loan, 6.25%, 5/25/42	5,613,237	5,730
Fannie Mae, Series 1989-20, Class A, 6.75%, 4/25/18	1,130,019	1,168
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,632,342	1,535
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,949,309	1,878
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	5,395,469	5,194
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,848,541	2,797
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	474,535	466
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,677,447	1,644
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,411,188	2,364
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,086,898	1,065
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	8,543,774	8,163
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	12,364,478	11,814
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	28,639,054	27,364
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	884,056	882
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,364,401	2,359
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	408,515	408
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,310,372	3,302
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,875,867	2,868
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	3,575,392	3,565
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,191,310	2,148
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	11,761,534	11,517
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	8,653,805	8,474
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	6,197,203	6,068
Federal Home Loan Mortgage Corp., 6.50%, 9/1/37	10,750,000	10,943
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	6,537,202	6,625
Federal Home Loan Mortgage Corp. TBA, 5.00%, 11/1/37	3,750,000	3,575
Federal Home Loan Mortgage Corp. TBA, 5.50%, 11/1/37	3,601,468	3,525
Federal National Mortgage Association, 4.00%, 6/1/19	1,101,354	1,038
Federal National Mortgage Association, 4.50%, 6/1/19	5,783,288	5,574
Federal National Mortgage Association, 4.50%, 8/1/19	1,230,655	1,186
Federal National Mortgage Association, 4.50%, 12/1/19	621,472	599
Federal National Mortgage Association, 4.50%, 7/1/20	3,036,353	2,924
Federal National Mortgage Association, 4.50%, 9/1/20	4,318,426	4,159
Federal National Mortgage Association, 4.50%, 12/1/35	6,918,506	6,422
Federal National Mortgage Association, 5.00%, 3/1/20	2,053,894	2,015
Federal National Mortgage Association, 5.00%, 4/1/20	844,232	828
Federal National Mortgage Association, 5.00%, 5/1/20	9,808,815	9,617
Federal National Mortgage Association, 5.00%, 3/1/34	615,378	589
Federal National Mortgage Association, 5.00%, 4/1/35	2,344,609	2,240
Federal National Mortgage Association, 5.00%, 7/1/35	3,798,472	3,629
Federal National Mortgage Association, 5.00%, 10/1/35	2,540,762	2,428
Federal National Mortgage Association, 5.17%, 1/1/16	2,653,981	2,607
Federal National Mortgage Association, 5.284%, 4/1/16	7,608,023	7,520
Federal National Mortgage Association, 5.32%, 4/1/14	1,736,235	1,734
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,968
Federal National Mortgage Association, 5.50%, 4/1/21	1,943,667	1,939
Federal National Mortgage Association, 5.50%, 9/1/34	1,499,837	1,472
Federal National Mortgage Association, 5.50%, 3/1/35	4,740,056	4,648
Federal National Mortgage Association, 5.50%, 7/1/35	1,122,920	1,101
Federal National Mortgage Association, 5.50%, 8/1/35	2,937,557	2,881
Federal National Mortgage Association, 5.50%, 9/1/35	17,006,065	16,677
Federal National Mortgage Association, 5.50%, 10/1/35	4,981,920	4,886
Federal National Mortgage Association, 5.50%, 11/1/35	13,364,796	13,107
Federal National Mortgage Association, 5.50%, 1/1/36	11,020,803	10,808
Federal National Mortgage Association, 5.50%, 12/1/36	1,872,623	1,835
Federal National Mortgage Association, 5.50%, 1/1/37	2,766,103	2,709
Federal National Mortgage Association, 5.50%, 2/1/37	8,253,076	8,084
Federal National Mortgage Association, 6.00%, 5/1/35	221,339	222
Federal National Mortgage Association, 6.00%, 6/1/35	53,523	54
Federal National Mortgage Association, 6.00%, 7/1/35	5,260,619	5,273
Federal National Mortgage Association, 6.00%, 10/1/35	2,043,786	2,049
Federal National Mortgage Association, 6.00%, 11/1/35	4,804,556	4,816
Federal National Mortgage Association, 6.00%, 6/1/36	5,320,505	5,329

Federal National Mortgage Association, 6.00%, 9/1/36	3,484,091	3,490
Federal National Mortgage Association, 6.50%, 9/1/31	341,965	351
Federal National Mortgage Association, 6.50%, 11/1/35	2,007,312	2,047
Federal National Mortgage Association, 6.50%, 12/1/35	3,403,609	3,470
Federal National Mortgage Association, 6.50%, 4/1/36	1,236,893	1,260
Federal National Mortgage Association, 6.50%, 11/1/36	177,443	181
Federal National Mortgage Association, 6.50%, 12/1/36	662,364	674
Federal National Mortgage Association, 6.50%, 2/1/37	670,485	683
Federal National Mortgage Association, 6.50%, 3/1/37	2,844,893	2,896
Federal National Mortgage Association, 6.50%, 7/1/37	4,643,855	4,729
Federal National Mortgage Association, 6.50%, 8/1/37	25,826,776	26,299
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	6,953
Federal National Mortgage Association TBA, 6.00%, 11/1/37	36,072,274	36,083
Federal National Mortgage Association TBA, 6.50%, 11/1/37	5,426,750	5,520
Final Maturity Amortizing Notes, 4.45%, 8/25/12	6,429,423	6,299
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,017,851	3,057
First Union - Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage Pass-Through Certificates, Series 1997-C2, Class B, 6.79%, 11/18/29	1,910,000	1,912
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.178%, 12/15/31	3,100,000	3,287
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	1,252,031	1,278
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	2,011,365	1,955
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	4,450,000	4,303
Government National Mortgage Association, 5.50%, 10/15/31	56,909	56
Government National Mortgage Association, 5.50%, 11/15/31	14,129	14
Government National Mortgage Association, 5.50%, 12/15/31	190,408	188
Government National Mortgage Association, 5.50%, 1/15/32	519,153	512
Government National Mortgage Association, 5.50%, 2/15/32	180,852	179
Government National Mortgage Association, 5.50%, 3/15/32	159,214	158
Government National Mortgage Association, 5.50%, 4/15/32	17,594	17
Government National Mortgage Association, 5.50%, 7/15/32	31,116	31
Government National Mortgage Association, 5.50%, 9/15/32	4,126,349	4,075
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.855%, 11/5/21	1,519,076	1,515
Honda Auto Receivables Owner Trust, Series 2004-1, Class A4, 3.06%, 10/21/09	1,195,383	1,194
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	276,914	277
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	13,100,000	13,082
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,163,905	1,224
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.201%, 1/25/37	3,179,371	3,127
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	415,219	445
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	17,920,311	17,848
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	33,376	33
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 5.221%, 3/25/37	2,805,488	2,784
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.301%, 1/25/09	6,988,455	6,953
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	2,394,655	2,394
WAMU Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35	3,344,377	3,275
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.057%, 10/25/33	1,912,000	1,892
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.697%,	1,614,590	1,663
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%,	5,728,000	5,634
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A7, 3.540%, 9/25/34	1,545,000	1,511
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,811,321	3,677
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%,	3,341,793	3,169
Total Structured Products (Cost: $537,616)		533,344

Money Market Investments (15.1%)
Autos (1.4%)
(b) Daimler Chrysler Auto, 5.60%, 10/12/07	5,000,000	4,990
(b) Daimler Chrysler Auto, 5.70%, 10/9/07	10,000,000	9,984
Total		14,974
Federal Government & Agencies (0.1%)
(b) Federal Home Loan Mortgage Co., 4.70%, 12/10/07	1,000,000	991
Total		991
Finance Lessors (2.8%)
(b) Ranger Funding Co. LLC, 5.63%, 10/15/07	5,000,000	4,987
(b) Thunder Bay Funding, Inc., 5.65%, 10/17/07	5,000,000	4,986
(b) Thunder Bay Funding, Inc., 5.75%, 10/5/07	10,034,000	10,025
(b) Windmill Funding Corp., 5.20%, 10/26/07	10,000,000	9,961
Total		29,959
Finance Services (7.0%)
(b) Alpine Securitization, 5.90%, 10/2/07	15,000,000	14,993
(b) Alpine Securitization, 5.95%, 10/1/07	10,000,000	9,997
Barton Capital LLC, 6.00%, 10/3/07	15,000,000	14,990
Barton Capital LLC, 6.10%, 10/4/07	5,000,000	4,996
Bryant Park Funding LLC, 5.20%, 10/18/07	5,018,000	5,004
Bryant Park Funding LLC, 5.55%, 10/17/07	5,023,900	5,010
Ciesco LLC, 5.65%, 10/2/07	15,000,000	14,992
Ciesco LLC, 5.65%, 10/3/07	3,500,000	3,498
Total		73,480
Miscellaneous Business Credit Institutions (0.9%)
Park Avenue Receivables, 5.25%, 10/18/07	5,000,000	4,986
Park Avenue Receivables, 6.25%, 10/5/07	5,000,000	4,995
Total		9,981
National Commercial Banks (0.1%)
Rabobank USA, 4.84%, 10/1/07	800,000	800
Total		800
Short Term Business Credit (2.8%)
Old Line Funding Corp., 5.65%, 10/11/07	10,000,000	9,981
Old Line Funding Corp., 5.65%, 10/15/07	10,000,000	9,975
Sheffield Receivables, 5.20%, 10/22/07	5,000,000	4,983
Sheffield Receivables, 5.25%, 10/17/07	5,000,000	4,987
Total		29,926
Total Money Market Investments (Cost: $160,110)		160,111
Total Investments (111.2%) (Cost $1,186,299)(a)		1,178,739
Other Assets, Less Liabilities (-11.2%)		(119,138)
Total Net Assets (100.0%)		1,059,601

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $19,597, representing 1.85% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,186,299 and the net unrealized depreciation of investments based on that cost was $7,560 which is comprised of $5,605 aggregate gross unrealized appreciation and $13,165 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Long)	147	12/07	$(44)
(Total Notional Value at September 30, 2007, $16,108)

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

PIMCO Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Revenue Bonds (1.1%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds - Revenue (1.1%)
(n) Poway, California Unified Public School District, Financing Authority Revenue Bond, 4.50%, 9/15/37	200,000	$191
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue Bond, 0.00%, 8/1/54	1,600,000	157
Total Revenue Bonds (Cost: $318)		348
Corporate Bonds (8.6%)
Banking and Finance (2.6%)
Bank of America, National Association, 5.704%, 6/12/09	100,000	100
Citigroup, Inc., 6.125%, 8/25/36	200,000	198
Federal Home Loan Bank, 5.625%, 6/11/21	100,000	103
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	200,000	200
Wells Fargo Capital X, 5.95%, 12/15/36	200,000	184
Total		785
Electronics (0.3%)
International Business Machines Corp., 5.70% 9/14/17	100,000	101
Total		101
Financials (5.7%)
Freddie Mac, 6.25%, 7/15/32	1,000,000	1,136
General Electric Capital Corp., 6.75%, 3/15/32	200,000	220
The Goldman Sachs Group, Inc., 5.54%, 2/6/12	200,000	196
JPMorgan Chase Capital XX, 6.55%, 9/29/36	200,000	187
Total		1,739
Total Corporate Bonds (Cost: $2,649)		2,625
Governments (39.6%)
Governments (39.6%)
(b) US Treasury, 4.75%, 2/15/37	2,800,000	2,761
(b) US Treasury, 7.25%, 8/15/22	1,998,000	2,498
(b) US Treasury, 8.125%, 8/15/19	4,300,000	5,601
(b) US Treasury Stripped, 0.00%, 8/15/22	2,200,000	1,052
(b) US Treasury Inflation Index Bond, 2.375%, 1/15/25	221,016	223
Total Governments (Cost: $12,052)		12,135

Structured Products (35.4%)
Structured Products (35.4%)
American Express Credit Account Master Trust, Series 2003-1, Class A, 5.863%,	100,000	100
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	98
Americredit Prime Automobile Receivables Trust, Series 2007-1, Class A1, 5.322%, 06/09/08	18,287	18
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 5.684%, 5/25/34	14,133	14
(n) Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 5.32%, 1/25/37	98,401	98
Chase Credit Card Master Trust, Series 2002-3, Class A, 5.923%, 9/15/11	100,000	100
(n) Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 5.261%, 5/25/48	19,583	19
Citibank Credit Card Issuance Trust, Series 2001-A1, Class A1, 5.53%, 2/7/10	30,000	30
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6, 2.90%, 5/17/10	100,000	99
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 5.191%, 5/25/37	92,485	91
Countrywide Home Loans, Series 2004-HYB5, Class 2A1, 4.853%, 4/20/35	45,114	45
Countrywide Home Loans, Series 2005-12, Class 1A2, 5.25%, 5/25/35	170,989	142
CS First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 4.10%, 07/25/33	15,562	15
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.03%, 8/25/33	19,059	19
Fannie Mae Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	307
Fannie Mae, Series 2005-47, Class PA, 5.50%, 9/25/24	60,095	60
Fannie Mae, Series 2005-57, Class PA, 5.50%, 5/25/27	26,388	26
Fannie Mae, Series 2007-39, Class NZ, 4.25%, 5/25/37	203,567	170
Federal National Mortgage Association TBA, 6.00%, 9/1/35	1,200,000	1,175
Federal National Mortgage Association TBA, 5.50%, 11/1/37	6,000,000	5,872
First Franklin Mortgage Loan Asset Backed Certificate, 5.171%, 9/25/36	63,949	63
First USA Credit Card Master Trust, Series 1998-6, Class A, 5.774%, 4/18/11	300,000	300
Freddie Mac, Series 3203, Class ZW, 5.00%, 11/15/35	316,663	281
Freddie Mac, Series 3346, Class FA, 5.983%, 2/15/19	194,016	193
GMAC Mortgage Corporation Loan Trust, Series 2004-AR1, Class 22A, 4.32%, 6/25/34	39,551	39
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A1, 5.3103%, 5/15/08	30,964	31
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 5.211%, 7/25/37	89,517	89
JP Morgan Chase Commerical Mortgage Security Corp., Series 2007-CB19, Class A4, 5.937%, 2/12/49	100,000	101
Merrill Lynch First Franklin Mortgage Loan, Series 2007-4, Class 2A1, 5.191%, 7/25/37	94,236	93
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A, 3.88%, 5/25/33	52,442	52
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A, 4.98%, 5/25/33	23,355	23
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	77,691	76
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 5.381%, 11/25/35	90,599	88
Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2A, 5.191%, 5/25/37	90,834	90
Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	95,857	97
SLC Student Loan Trust, Series 2007-1, Class A1, 5.538%, 11/15/09	197,031	197
SLM Student Loan Trust, Series 2006-5, Class A2, 5.35%, 7/25/17	76,193	76
SLM Student Loan Trust, Series 2006-6, Class A1, 5.35%, 10/25/18	68,093	68
SLM Student Loan Trust, Series 2006-7, Class A2, 5.35%, 10/25/16	83,958	84
SLM Student Loan Trust, Series 2006-9, Class A2, 5.36%, 4/25/17	100,000	100
Structured Adjustable Rate Mortgage Loan, Series 2004-18, Class 4A1, 5.19%, 12/25/34	62,272	61
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 5.833%, 10/19/34	18,082	18
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A1, 5.3372%, 6/20/08	47,937	48
WAMU Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 5.983%, 8/25/46	72,913	72
Total Structured Products (Cost: $10,840)		10,838
Money Market Investments (56.8%)
Federal Government & Agencies (19.5%)
(b) Federal Home Loan Bank, 4.61%, 10/26/07	5,700,000	5,680
(b) United States Treasury Bill, 3.53%, 12/13/07	255,000	253
(b) United States Treasury Bill, 3.88%,11/29/07	55,000	55
Total		5,988

Other Holdings (37.3%)
(b) J.P. Morgan Money Market Fund	11,452,890	11,453
Total		11,453
Total Money Market Investments (Cost: $17,442)		17,441
Total Investments (141.5%) (Cost $43,301)(a)		43,387
Other Assets, Less Liabilities (-41.5%)		(12,728)
Total Net Assets (100.0%)		30,659

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $43,301 and the net unrealized appreciation of investments based on that cost was $86 which is comprised of $166 aggregate gross unrealized appreciation and $81 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Bond (CBT) Commodity (Long)	91	12/07	$(9)
(Total Notional Value at September 30, 2007, $10,141)
90 Day Euro $ Commodity Future (Long)	15	12/08	$6
(Total Notional Value at September 30, 2007, $3,582)
90 Day Euro $ Commodity Future (Long)	19	3/09	$11
(Total Notional Value at September 30, 2007, $4,531)
US 5 Year Note (CBT) Commodity (Long)	38	12/07	$(8)
(Total Notional Value at September 30, 2007, $4,075)

Written options outstanding on September 30, 2007:

Description	Exercise Price	Expiration Date	#of Contracts	Value (000’s)
Call-CME 90-Day Eurodollar	$95.125	12/2007	25	$(5)
December Futures
Call-CME 90-Day Eurodollar	96.000	3/2008	28	(3)
March Futures
(Premiums Received $11)				$(8)

(n)	At September 30, 2007 portfolio securities with a aggregate market value of $308 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

Northwestern Mutual Series Fund, Inc.

American Century Inflation Protection Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Corporate Bonds (5.3%)	Shares/ $ Par	Value $ (000’s)
Financials (5.3%)
The Bear Stearns Companies, Inc., 4.31%, 1/10/14	70,000	$61
Hartford Life Global Fund, 3.87%, 3/15/10	80,000	76
The International Bank for Reconstruction and Development, 7.625%, 1/19/23	500,000	631
JP Morgan Chase & Co., 4.11%, 2/28/08	45,000	44
Kreditanstalt Fuer Wiederaufbau, 4.75%, 5/15/12	500,000	502
Merrill Lynch & Co., Inc., 3.847%, 3/2/09	135,000	131
Prudential Financial, Inc., 3.94%, 3/10/15	240,000	210
Total Corporate Bonds (Cost: $1,619)		1,655
Governments (74.4%)
Governments (74.4%)
Aid-Israel, 0.00%, 3/15/11	250,000	217
Aid-Israel, 0.00%, 11/1/14	500,000	361
Aid-Israel, 0.00%, 5/1/15	250,000	175
Farmer Mac Guaranteed Notes Trust 2007-01, 5.125%, 4/19/17 144A	500,000	500
Federal Farm Credit Bank, 4.50%, 4/21/14	1,000,000	984
Federal Home Loan Bank, 4.75%, 12/16/16	1,750,000	1,720
Financing Corp., 0.00%, 5/30/10	359,000	321
Government Trust Certificates, 0.00%, 11/15/08	700,000	668
Private Export Funding, 4.55%, 5/15/15	600,000	588
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	444
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	149
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	200
US Treasury Inflation Index Bond, 0.875%, 4/15/10	549,775	532
US Treasury Inflation Index Bond, 1.625%, 1/15/15	218,182	209
US Treasury Inflation Index Bond, 1.875%, 7/15/13	822,266	809
US Treasury Inflation Index Bond, 1.875%, 7/15/15	267,730	261
US Treasury Inflation Index Bond, 2.00%, 4/15/12	1,642,448	1,631
US Treasury Inflation Index Bond, 2.00%, 1/15/14	281,838	278
US Treasury Inflation Index Bond, 2.00%, 7/15/14	552,540	545
US Treasury Inflation Index Bond, 2.00%, 1/15/16	577,231	564
US Treasury Inflation Index Bond, 2.00%, 1/15/26	1,469,314	1,403
US Treasury Inflation Index Bond, 2.375%, 4/15/11	734,622	739
US Treasury Inflation Index Bond, 2.375%, 1/15/17	206,584	208
US Treasury Inflation Index Bond, 2.375%, 1/15/25	1,657,620	1,672
US Treasury Inflation Index Bond, 2.375%, 1/15/27	1,471,911	1,490
US Treasury Inflation Index Bond, 2.50%, 7/15/16	309,438	315
US Treasury Inflation Index Bond, 2.625%, 7/15/17	402,024	414
US Treasury Inflation Index Bond, 3.00%, 7/15/12	405,486	422
US Treasury Inflation Index Bond, 3.375%, 1/15/12	850,512	894
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,144,211	1,398
US Treasury Inflation Index Bond, 3.50%, 1/15/11	239,368	250
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,159,110	1,412
US Treasury Inflation Index Bond, 3.875%, 4/15/29	886,977	1,126
US Treasury Inflation Index Bond, 4.25%, 1/15/10	272,382	285
Total Governments (Cost: $22,992)		23,184
Structured Products (19.8%)
Structured Products (19.8%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	240,900	241
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 5.35%, 5/21/12	500,000	497
Credit Suisse Mortgage Capital Certificate, Series 2007-TF2A, Class A1, 5.9325%, 4/15/22	500,000	496

Fannie Mae, 5.375%, 6/12/17	290,000	298
Fannie Mae, Series 2004-9, Class YJ4, 4.00%, 10/25/13	329,797	327
Federal Home Loan Bank, 4.875%, 5/17/17	250,000	248
Federal Home Loan Mortgage Corp., 4.50%, 6/1/18	190,999	184
Federal Home Loan Mortgage Corp., 4.50%, 9/1/33	223,189	208
Federal Home Loan Mortgage Corp., 5.00%, 3/1/19	142,323	140
Federal National Mortgage Association, 6.50%, 9/1/37	625,000	636
Federal National Mortgage Association TBA, 6.00%, 10/1/37	250,000	250
Government National Mortgage Association, 5.00%, 1/15/35	146,585	142
Government National Mortgage Association, 6.00%, 10/1/37	1,000,000	1,005
Government National Mortgage Association ARM, 5.50%, 7/20/31	155,746	157
Government National Mortgage Association ARM, 5.875%, 12/20/31	377,106	379
Lehman Brothers Floating Rate Commercial Mortgage, Series 2007-LLFA, Class A1, 6.053%, 6/15/22	489,307	488
Morgan Stanley Capital I, Series 1998-HF1, Class C, 6.75%, 3/15/30	200,000	200
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A19, 6.00%, 8/25/37	294,681	296
Total Structured Products (Cost: $6,196)		6,192
Money Market Investments (4.9%)
Miscellaneous Business Credit Institutions (4.9%)
(k) Cedar Spring Capital Co., 5.75%, 10/1/07	1,543,000	1,542
Total		1,542
Other Holdings (0.0%)
(b) J.P. Morgan Money Market Fund	726	1
Total		1
Total Money Market Investments (Cost: $1,543)		1,543
Total Investments (104.4%) (Cost $32,350)(a)		32,574
Other Assets, Less Liabilities (-4.4%)		(1,361)
Total Net Assets (100.0%)		31,213

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $500, representing 1.60% of the net assets.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $32,350 and the net unrealized appreciation of investments based on that cost was $224 which is comprised of $270 aggregate gross unrealized appreciation and $46 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

Swap agreements outstanding on September 30, 2007:

Total Return Swap

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000's)	Unrealized Appreciation (Depreciation) (000's)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	7/2010	3,000	$(17)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	8/2012	2,500	4
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	6/2014	1,000	(9)
Barclays Capital	U.S. Consumer Price Index (CPI)	Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPI Index Total Return at Maturity	8/2017	2,000	3

						$(19)

(k)	Securities with an aggregate market value of $1,542 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2007.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Bonds (92.0%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (2.1%)
Bombardier, Inc., 8.00%, 11/15/14 144A	714,000	748
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	694
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	412,000	421
(c) Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	787,000	793
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,235
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,365
Total		6,256
Autos/Vehicle Parts (5.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	926,000	894
Arvinmeritor, Inc., 8.75%, 3/1/12	489,000	499
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	656
Ford Motor Co., 7.45%, 7/16/31	2,020,000	1,586
Ford Motor Credit Co., 8.00%, 12/15/16	1,345,000	1,258
Ford Motor Credit Co., 8.625%, 11/1/10	710,000	704
Ford Motor Credit Co., 9.875%, 8/10/11	2,980,000	3,017
General Motors Corp., 8.375%, 7/15/33	1,815,000	1,590
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	392,000	410
Lear Corp., 8.50%, 12/1/13	1,126,000	1,078
Lear Corp., 8.75%, 12/1/16	872,000	820
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,135,000	1,107
Visteon Corp., 8.25%, 8/1/10	2,265,000	1,993
Total		15,612
Basic Materials (12.2%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,837,000	1,414
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	1,400,000	1,019
Arch Western Finance LLC, 6.75%, 7/1/13	1,395,000	1,367
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	603
Bowater Canada Finance, 7.95%, 11/15/11	780,000	642
Cascades, Inc., 7.25%, 2/15/13	504,000	494
Catalyst Paper Corp., 8.625%, 6/15/11	340,000	265
Crown Americas, Inc., 7.625%, 11/15/13	1,062,000	1,090
Crown Americas, Inc., 7.75%, 11/15/15	825,000	852
Equistar Chemicals LP, 10.625%, 5/1/11	905,000	946
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,349
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,469
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,505,000	2,736
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,853,000	1,807
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	594,000	575
Graphic Packaging International Corp., 9.50%, 8/15/13	881,000	905
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	2,151
Huntsman LLC, 11.50%, 7/15/12	745,000	810
Invista, 9.25%, 5/1/12 144A	875,000	919
Lyondell Chemical Co., 6.875%, 6/15/17	1,440,000	1,562
Lyondell Chemical Co., 8.00%, 9/15/14	1,545,000	1,700
Massey Energy Co., 6.625%, 11/15/10	1,190,000	1,163
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	445,000	441
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	560,000	552
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	335,000	352
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	785,000	837
Norampac, Inc., 6.75%, 6/1/13	625,000	597

Novelis, Inc., 7.25%, 2/15/15	748,000	722
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,049
Peabody Energy Corp., 7.375%, 11/1/16	935,000	986
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	1,158
Smurfit-Stone Container, 8.375%, 7/1/12	955,000	955
Stone Container, 8.00%, 3/15/17	680,000	668
VeraSun Energy Corp., 9.375%, 6/1/17 144A	555,000	477
Total		35,632
Builders/Building Materials (1.0%)
K. Hovnanian Enterprises, 7.75%, 5/15/13	1,491,000	1,066
KB HOME, 7.75%, 2/1/10	1,395,000	1,321
Standard Pacific Corp., 7.75%, 3/15/13	715,000	551
Total		2,938
Capital Goods (1.8%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	533
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	707
Rental Service Corp., 9.50%, 12/1/14	837,000	799
Terex Corp., 7.375%, 1/15/14	610,000	619
United Rentals North America, Inc., 6.50%, 2/15/12	2,545,000	2,577
Total		5,235
Consumer Products/Retailing (5.7%)
Albertson’s, Inc., 7.25%, 5/1/13	1,335,000	1,343
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	380,000	329
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	975,000	751
Delhaize America, Inc., 9.00%, 4/15/31	841,000	1,002
Education Management LLC, 10.25%, 6/1/16	1,280,000	1,325
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,149
Jostens IH Corp., 7.625%, 10/1/12	844,000	859
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,313
Michaels Stores, Inc., 10.00%, 11/1/14 144A	804,000	824
Michaels Stores, Inc., 11.375%, 11/1/16 144A	725,000	741
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,709
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	206
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	957
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,509
Rite Aid Corp., 8.625%, 3/1/15	336,000	304
Rite Aid Corp., 9.375%, 12/15/15 144A	540,000	502
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,140
Warnaco, Inc., 8.875%, 6/15/13	755,000	793
Total		16,756
Energy (9.8%)
AmeriGas Partners LP, 7.25%, 5/20/15	940,000	926
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,186
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	1,220,000	1,144
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	808
Chesapeake Energy Corp., 6.625%, 1/15/06	1,405,000	1,397
Chesapeake Energy Corp., 7.50%, 9/15/13	620,000	637
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	684
Cimarex Energy Co., 7.125%, 5/1/17	275,000	273
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	417
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	695
Complete Production Services, Inc., 8.00%, 12/15/16	803,000	794
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	769
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,112
Forest Oil Corp., 7.25%, 6/15/19 144A	650,000	650

Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	614
Knight, Inc., 6.50%, 9/1/12	1,100,000	1,089
Mariner Energy, Inc., 8.00%, 5/15/17	725,000	709
Newfield Exploration Co., 6.625%, 9/1/14	190,000	187
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	1,021
OPTI Canada, Inc., 8.25%, 12/15/14 144A	1,010,000	1,018
Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,725
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	608
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	502
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	636
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	882
Pogo Producing Co., 7.875%, 5/1/13	726,000	751
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,091
Range Resources Corp., 7.50%, 5/15/16	235,000	240
Seitel, Inc., 9.75%, 2/15/14	270,000	255
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,111
Sonat, Inc., 7.625%, 7/15/11	315,000	326
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	540,000	523
Tesoro Corp., 6.625%, 11/1/15	1,225,000	1,225
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	1,001
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,345
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	538,000	549
Total		28,900
Financials (5.8%)
CDX North America High Yield, 7.50%, 6/29/12	2,670,000	2,593
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	733
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,119
E*Trade Financial Corp., 8.00%, 6/15/11	730,000	726
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	2,190,000	2,172
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	4,115,000	4,038
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	371
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	562
Residential Capital LLC, 6.50%, 4/17/13	905,000	731
Residential Capital LLC, 6.875%, 6/30/15	905,000	731
Residential Capital LLC, 9.19%, 4/17/09 144A	2,031,000	1,422
SLM Corp., 5.375%, 5/15/14	1,370,000	1,196
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	841
Total		17,235
Foods (4.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	1,235,000	1,235
Constellation Brands, Inc., 7.25%, 5/15/17 144A	925,000	925
Dean Foods Co., 7.00%, 6/1/16	915,000	869
Dole Foods Co., 8.625%, 5/1/09	2,330,000	2,336
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	856
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	413
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	735,000	700
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	1,415,000	1,327
Reynolds America, Inc., 7.625%, 6/1/16	1,545,000	1,645
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,336
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	779
Total		12,421
Gaming/Leisure/Lodging (8.1%)
AMC Entertainment, Inc., 11.00%, 2/1/16	1,273,000	1,356
American Casino & Entertainment, 7.85%, 2/1/12	780,000	801
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,392
Corrections Corp. of America, 6.25%, 3/15/13	1,398,000	1,377
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,178
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	810,000	759
Hertz Corp., 8.875%, 1/1/14	1,295,000	1,334

Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,887
Mandalay Resort Group, 9.375%, 2/15/10	660,000	691
MGM Mirage, Inc., 6.75%, 9/1/12	1,485,000	1,461
MGM Mirage, Inc., 7.50%, 6/1/16	1,800,000	1,789
Park Place Entertainment Corp., 8.125%, 5/15/11	1,775,000	1,811
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	635,000	601
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	870
Seminole Hard Rock Entertainment, 8.194%, 3/15/14 144A	540,000	527
Station Casinos, Inc., 6.625%, 3/15/18	615,000	515
Station Casinos, Inc., 6.875%, 3/1/16	685,000	596
Universal City Development Corp., 11.75%, 4/1/10	907,000	948
Universal City Florida, 8.375%, 5/1/10	400,000	403
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	675,000	523
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,200,000	2,156
Total		23,975
Health Care/Pharmaceuticals (6.7%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	2,215,000	2,276
FMC Finance III SA, 6.875%, 7/15/17 144A	1,265,000	1,259
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	425
HCA, Inc., 6.75%, 7/15/13	905,000	815
HCA, Inc., 9.125%, 11/15/14 144A	782,000	825
HCA, Inc., 9.25%, 11/15/16 144A	3,164,000	3,361
(c) HCA, Inc., 9.625%, 11/15/16 144A	1,273,000	1,359
Health Management Associates, Inc., 6.125%, 4/15/16	1,100,000	959
Omnicare, Inc., 6.75%, 12/15/13	825,000	769
PTS Acquisition Corp., 9.50%, 4/15/15 144A	997,000	942
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	656
Service Corp. International, 6.75%, 4/1/15	855,000	849
Service Corp. International, 6.75%, 4/1/16	825,000	799
Service Corp. International, 7.375%, 10/1/14	175,000	180
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	835
Tenet Healthcare Corp., 9.875%, 7/1/14	1,355,000	1,240
US Oncology, Inc., 9.00%, 8/15/12	940,000	947
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	340,000	335
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	750,000	816
Total		19,647
Media (10.8%)
CCH I Holdings LLC, 11.75%, 5/15/14	1,805,000	1,670
Charter Communications Holding LLC, 10.25%, 9/15/10	1,740,000	1,810
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,525,000	1,553
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,060
CSC Holdings, Inc., 7.875%, 2/15/18	1,660,000	1,610
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	794
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	415
Echostar DBS Corp., 7.00%, 10/1/13	935,000	956
EchoStar DBS Corp., 7.125%, 2/1/16	555,000	570
Harland Clarke Holdings Corp., 9.50%, 5/15/15	212,000	189
Harland Clarke Holdings Corp., 10.308%, 5/15/15	265,000	237
Idearc, Inc., 8.00%, 11/15/16	3,745,000	3,736
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	934,000	948
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	1,388,000	1,487
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	878,000	918
Kabel Deutschland GMBH, 10.625%, 7/1/14	845,000	904
Lamar Media Corp., 6.625%, 8/15/15	1,305,000	1,259
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,138
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	1,185,000	1,188
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	390,000	383
Quebecor Media, 7.75%, 3/15/16 144A	1,100,000	1,049
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	3,638
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	708
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	440,000	447
(c) Univision Communications, 9.75%, 3/15/15 144A	1,910,000	1,862
Videotron Ltee, 6.375%, 12/15/15	340,000	320
Videotron Ltee, 6.875%, 1/15/14	110,000	108
Total		31,957

Real Estate (0.9%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	371
Icahn Enterprises LP, 7.125%, 2/15/13 144A	1,120,000	1,067
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,179
Total		2,617
Services (2.3%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	819
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,439
ARAMARK Corp., 8.50%, 2/1/15	1,337,000	1,364
ARAMARK Corp., 8.856%, 2/1/15	405,000	409
Realogy Corp., 10.50%, 4/15/14 144A	1,465,000	1,249
Realogy Corp., 12.375%, 4/15/15 144A	910,000	687
WCA Waste Corp., 9.25%, 6/15/14	880,000	906
Total		6,873
Technology (3.1%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,079
Freescale Semiconductor, Inc., 8.875%, 12/15/14	981,000	947
Freescale Semiconductor, Inc., 9.125%, 12/15/14	1,442,000	1,333
Freescale Semiconductor, Inc., 10.125%, 12/15/16	335,000	312
NXP BV, 7.875%, 10/15/14	1,240,000	1,194
NXP BV, 9.50%, 10/15/15	615,000	573
Sabre Holdings Corp., 6.35%, 3/15/16	915,000	824
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	664
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,367
Travelport LLC, 11.875%, 9/1/16	885,000	927
Total		9,220
Telecommunications (4.5%)
American Tower Corp., 7.00%, 10/15/17, 144A	825,000	830
Citizens Communications, 9.00%, 8/15/31	2,205,000	2,238
Citizens Communications, 9.25%, 5/15/11	2,025,000	2,197
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	890
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	373
Qwest Corp., 6.50%, 6/1/17 144A	1,035,000	1,014
Qwest Corp., 7.50%, 10/1/14	221,000	230
Qwest Corp., 7.875%, 9/1/11	986,000	1,035
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,277
Windstream Corp., 7.00%, 3/15/19	680,000	663
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,210
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,301
Total		13,258
Transportation-Rail & Other (1.9%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	677
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	977
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14 144A	1,150,000	1,124
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	470,000	461
Stena AB, 7.50%, 11/1/13	2,305,000	2,316
Total		5,555

Utilities (5.8%)
The AES Corp., 9.375%, 9/15/10	2,140,000	2,258
Aquila, Inc., 9.95%, 2/1/11	78,000	85
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	545,000	526
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	815,000	779
Dynegy Holdings, Inc., 8.375%, 5/1/16	910,000	915
Edison Mission Energy, 7.00%, 5/15/17 144A	1,585,000	1,561
Edison Mission Energy, 7.20%, 5/15/19 144A	1,846,000	1,818
Elwood Energy LLC, 8.159%, 7/5/26	1,142,919	1,156
Indiantown Cogeneration LP, 9.77%, 12/15/20	2,175,000	2,533
Intergen NV, 9.00%, 6/30/17 144A	1,095,000	1,150
NRG Energy, Inc., 7.25%, 2/1/14	925,000	927
NRG Energy, Inc., 7.375%, 2/1/16	430,000	431
NRG Energy, Inc., 7.375%, 1/15/17	1,416,000	1,416
NSG Holdings LLC, 7.75%, 12/15/25 144A	948,000	939
PSEG Energy Holdings LLC, 8.50%, 6/15/11	291,000	306
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	415
Total		17,215
Total Bonds (Cost: $273,665)		271,302
Money Market Investments (6.7%)
Autos (3.2%)
(b) Daimler Chrysler Auto, 5.60%, 10/5/07	4,400,000	4,396
New Center Asset Trust, 5.25%, 10/19/07	5,000,000	4,986
Total		9,382
Finance Lessors (1.7%)
Thunder Bay Funding, Inc., 5.25%, 10/22/07	5,000,000	4,983
Total		4,983
Finance Services (1.7%)
Barton Capital LLC, 5.25%, 10/11/07	5,000,000	4,991
Total		4,991
National Commercial Banks (0.1%)
Rabobank USA, 4.84%, 10/1/07	400,000	400
Total		400
Total Money Market Investments (Cost: $19,756)		19,756
Total Investments (98.7%) (Cost $293,421)(a)		291,058
Other Assets, Less Liabilities (1.3%)		3,722
Total Net Assets (100.0%)		294,780

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration,

normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $55,121, representing 18.70% of the net assets.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $293,421 and the net unrealized depreciation of investments based on that cost was $2,363 which is comprised of $4,144 aggregate gross unrealized appreciation and $6,507 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK – Payment In Kind

Northwestern Mutual Series Fund, Inc.

PIMCO Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Corporate Bonds (74.5%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (1.4%)
Bombardier, Inc., 8.00%, 11/15/14 144A	175,000	$183
L-3 Communications Corp., 7.625%, 6/15/12	550,000	563
Northwest Airlines, Inc., Series 01-C, 7.626%, 10/1/11	89,355	87
TransDigm, Inc., 7.75%, 7/15/14	50,000	51
Total		884
Autos/Vehicle Parts (1.8%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	63
ArvinMeritor, Inc., 8.75%, 3/1/12	65,000	66
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	137
Ford Motor Credit Co., 6.625%, 6/16/08	200,000	198
Ford Motor Credit Co., 7.375%, 2/1/11	400,000	384
Ford Motor Credit Co., 10.944%, 6/15/11	100,000	102
Tenneco, Inc. 8.625%, 11/15/14	200,000	202
Total		1,152
Banking and Finance (11.1%)
American Express Bank FSB/Salt Lake City UT, 5.196%, 6/22/09	200,000	199
Barclays Bank PLC, 5.45%, 9/12/12	250,000	252
Bear Stearns Co., Inc., 5.66%, 1/30/09	100,000	99
Bear Stearns Co., Inc., 6.40%, 10/2/17	325,000	324
Citigroup, Inc., 5.228%, 12/28/09	1,100,000	1,096
Deutsche Telekom International Finance, 5.39%, 3/23/09	200,000	199
(f) General Electric Capital Corp, 4.625%, 9/15/66	980,000	1,299
General Electric Capital Corp., 5.45%, 1/15/13	650,000	656
General Motors Acceptance Corp., 8.00%, 11/01/31	85,000	83
The Goldman Sachs Group, Inc., 5.498%, 6/28/10	500,000	498
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	150,000	151
HBOS PLC, 5.92%, 9/29/49 144A	660,000	597
HSBC Holdings PLC, 6.50%, 5/2/36	760,000	768
Lehman Brothers Holdings, Inc., 5.63%, 11/10/09	200,000	195
Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	305
Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	100
Morgan Stanley, 5.75%, 8/31/12	100,000	100
TransCapitalInvest Ltd., for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	204
Total		7,125
Basic Materials (8.5%)
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	50,000	41
Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	102
Bowater Canada Finance, 7.95%, 11/15/11	50,000	41
(f) C8 Capital SPV, Ltd., 6.64%, 12/31/14	1,000,000	976
Chemtura Corp., 6.875%, 6/1/16	55,000	52
Crown Americas, Inc., 7.75%, 11/15/15	100,000	103
Equistar Chemicals LP / Equistar Funding Corp., 10.125%, 9/1/08	428,000	442
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	200,000	219
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	1,500,000	1,451
Graphic Packaging International Corp., 8.50%, 8/15/11	35,000	36
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	100,000	110
Jefferson Smurfit Corp., 7.50%, 6/1/13	450,000	435
Stone Container, 8.00%, 3/15/17	175,000	172
Vale Overseas, Ltd., 8.25%, 1/17/34	1,000,000	1,184
Verso Paper Holdings LLC and Verson Paper, Inc., 9.125%, 8/1/14	75,000	77
Total		5,441

Cable/Media/Broadcasting/Satellite (3.5%)
Charter Communications Operating LLC, 8.00%, 4/30/12 144A	125,000	124
Charter Communications Operating LLC, 8.375%, 4/30/14 144A	125,000	126
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	150
EchoStar DBS Corp., 7.125%, 2/1/16	200,000	206
Idearc, Inc., 8.00%, 11/15/16	100,000	100
Qwest Corp., 7.25%, 9/15/25	500,000	491
R.H. Donnelley Corp., 8.875%, 1/15/16	325,000	331
Viacom, Inc., 5.75%, 4/30/11	690,000	697
Total		2,225
Consumer Products (1.4%)
Altria Group, Inc. 7.0%, 11/4/13	500,000	543
Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	150,000	140
Reynolds America, Inc., 6.75%, 6/15/17	170,000	174
Service Corp. International, 7.625%, 10/1/18	50,000	52
Total		909
Food Processors (4.2%)
Albertson’s, Inc., 7.45%, 8/1/29	125,000	120
America Movil SAB de CV, 5.75%, 1/15/15	1,000,000	995
BHP Billiton Finance USA, Ltd., 5.25%, 12/15/15	950,000	924
H.J. Heinz Co., 6.428%, 12/1/8 144A	660,000	670
Total		2,709
Gaming/Lodging/Leisure (1.0%)
Hertz Corp., 8.875%, 1/1/14	150,000	155
Host Marriot LP, 7.125%, 11/1/13	50,000	50
MGM Mirage, Inc., 7.5%, 6/1/16	250,000	249
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	75,000	70
Wynn Las Vegas LLC, 6.625%, 12/1/14	95,000	93
Total		617
Healthcare/Pharmaceuticals (2.3%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	225,000	231
(n) Fresenius Medical Capital Trust II, 7.875%, 2/1/08	500,000	501
HCA, Inc., 9.25%, 11/15/16 144A	550,000	584
Ventas Realty LP, 6.75%, 4/1/17	150,000	150
Total		1,466
Industrial - Other (0.3%)
Allied Waste North America, Inc., 7.25%, 3/15/15	200,000	204
Total		204
Oil and Gas (11.6%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	175,000	170
Chesapeake Energy Corp., 6.875%, 1/15/16	300,000	300
Citic Resources Finance, 6.75%, 5/15/14 144A	200,000	194

Dresser-Rand Group, Inc., 7.375%, 11/01/14	262,000	261
El Paso Corp., 7.00%, 6/15/17	325,000	330
(f) GAZ Capital (Gazprom), 8.625%, 4/28/34	2,400,000	3,098
Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	1,001
Pemex Project Funding Mater Trust, 6.625%, 6/15/35	1,000,000	1,030
SemGroup LP, 8.75%, 11/15/15 144A	500,000	489
Tesoro Corp., 6.50%, 6/1/17 144A	100,000	99
Williams Companies, Inc., 7.625%, 7/15/19	400,000	429
Total		7,401
Technology (3.2%)
Celestice, Inc., 7.875%, 7/1/11	150,000	144
Freescale Semiconductor, 9.569%, 12/15/14	500,000	471
Oracle Corp., 5.00%, 1/15/11	1,300,000	1,298
Sungard Data Systems, Inc., 9.125%, 8/15/13	150,000	156
Total		2,069
Telecommunications (1.8%)
Citizens Communications Co., 7.125%, 3/15/19	125,000	123
Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	102
Nortel Networks, Ltd., 10.125%, 7/15/13, 144A	250,000	257
Qwest Communications International, 7.50%, 2/15/14	150,000	152
Qwest Corp., 8.875%, 3/15/12	75,000	82
Sprint Nextel Corp., 6.00%, 12/1/16	450,000	433
Total		1,149
Transportation (0.2%)
BW Group, Ltd., 6.625%, 6/28/17 144A	130,000	135
Total		135
Utilities (4.0%)
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	325,000	314
Edison Mission Energy, 7.00%, 5/15/17 144A	1,000,000	986
Enel Finance International, 5.70%, 1/15/13 144A	100,000	101
(k) Nalco Co., 7.75%, 11/15/11	20,000	20
Nalco Co., 8.875%, 11/15/13	20,000	21
Nevada Power Co., 6.75%, 7/1/37	50,000	50
NRG Energy, Inc., 7.375%, 1/15/17	430,000	430
OPTI Canada, Inc., 8.25%, 12/15/14 144A	30,000	30
Reliant Energy, Inc., 7.625%, 6/15/14	275,000	277
Reliant Energy, Inc., 7.875%, 6/15/17	125,000	126
Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	75
Teco Energy, Inc., 6.75%, 5/1/15	100,000	102
Total		2,532
Yankee Sovereign (18.2%)
(f) Federative Republic of Brazil, 7.125%, 1/20/37	700,000	782
(f) Federative Republic of Brazil, 12.5%, 1/5/22	3,250,000	2,168
(f) Oriental Republic of Uruguay, 6.875%, 1/19/16	2,000,000	2,966
(f) Republic of South Africa, 13.00%, 8/31/10	21,300,000	3,404
(f) Russian Government International Bond, 7.5%, 3/31/30	1,990,000	2,245
(f)(n) Uruguay Government International Bond, 3.70%, 6/26/37	3,100,000	128
Total		11,693
Total Corporate Bonds (Cost: $48,130)		47,711

Structured Products (18.9%)
Structured Products (18.9%)
Federal National Mortgage Association TBA, 5.50%, 11/1/37	9,500,000	9,297
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.56%, 11/18/35	674,517	676
Freddie Mac, Series 3346, Class FA, 5.983%, 2/15/19	970,080	967
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 5.241%, 3/25/36	200,000	198
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 5.191%, 12/25/36	78,742	78
Nelnet Student Loan Trust, Series 2006-1, Class A2, 5.504%, 2/23/16	852,620	853
Total Structured Products (Cost: $12,079)		12,069
Money Market Investments (9.0%)
Federal Government & Agencies (1.4%)
(b) United States Treasury Bill, 3.53%, 12/13/07	50,000	50
(b) United States Treasury Bill, 3.66%, 12/13/07	50,000	49
(b) United States Treasury Bill, 3.77%, 12/13/07	40,000	40
(b) United States Treasury Bill, 3.775%, 12/13/07	40,000	40
(b) United States Treasury Bill, 3.80%, 12/13/07	20,000	20
(b) United States Treasury Bill, 3.88%,11/29/07	20,000	20
(b) United States Treasury Bill, 4.011%, 12/13/07	700,000	694
Total		913
National Commercial Banks (7.6%)
(b) Barclays US Funding LLC, 5.07%, 10/24/07	1,600,000	1,594
(b) Den Norske Bank ASA, 5.05%, 1/25/08	1,700,000	1,670
(b) UBS Finance LLC, 5.20%, 10/23/07	1,000,000	997
(b) UBS Finance LLC, 5.26%, 11/7/07	600,000	597
Total		4,858
Total Money Market Investments (Cost: $5,772)		5,771
Total Investments (102.4%) (Cost $65,981)(a)		65,551
Other Assets, Less Liabilities (-2.4%)		(1,530)
Total Net Assets (100.0%)		64,021

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $6,775, representing 10.58% of the net assets.

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $65,981 and the net unrealized depreciation of investments based on that cost was $430 which is comprised of $285 aggregate gross unrealized appreciation and $715 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Long)	35	12/07	$10
(Total Notional Value at September 30, 2007, $3,815)
90 Day Sterling (Long)	25	12/08	$7
(Total Notional Value at September 30, 2007, $5,942)
90 Day Sterling (Long)	6	6/08	$0
(Total Notional Value at September 30, 2007, $1,422)
90 Day Sterling (Long)	11	3/09	$5
(Total Notional Value at September 30, 2007, $2,609)
90 Day Euro Euribor (Long)	9	3/09	$(2)
(Total Notional Value at September 30, 2007, $2,907)
90 Day Euro $ Commodity Future (Long)	60	6/09	$72
(Total Notional Value at September 30, 2007, $14,253)

(f)	Foreign Bond

Forward foreign currency contracts outstanding on September 30, 2007:

Type	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Buy	BRL	142	3/2008	$6		$—	$6
Buy	BRL	49	7/2008	2		—	2
Sell	BRL	2,761	3/2008	—		(58)	(58)
Buy	COP	199,664	3/2008	6		—	6
Buy	INR	21,834	11/2007	4		—	4
Sell	INR	4,963	11/2007	—	(m)	—	— (m)
Buy	KRW	119,758	8/2008	2		—	2
Buy	MXN	1,541	3/2008	—		(1)	(1)
Buy	MXN	10,146	7/2008	4		—	4
Buy	PLN	1,096	7/2008	15		—	15
Buy	RUB	13,635	1/2008	6		—	6
Buy	SGD	165	5/2008	2		—	2
Sell	ZAR	17,050	7/2008	—		(97)	(97)

				$47		$(156)	$(109)

BRL - Brazilian Real

COP - Colombian Peso

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican New Peso

PLN - Polish Zloty

RUB - Russian Rouble

SGD - Singapore Dollar

ZAR - South African Rand

Written options outstanding on September 30, 2007:

Description	Exercise Price	Expiration Date	# of Contracts	Value (000’s)
Call - CBOT U.S. Treasury 10-Year Note
December Futures, American Style	$111.000	11/2007	66	$(25)
Put - CBOT U.S. Treasury 10-Year Note
December Futures, American Style	107.000	11/2007	40	(8)
(Premiums Received $32)				$(33)

CBOT - Chicago Board of Trade

Swap agreements outstanding on September 30, 2007:

Interest Rate Swap

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Morgan Stanley Dean Witter & Co.	28-day Mexico Interbank TIIE Banxico	Pay	8.17%	11/2016	MXN	2,800	$—	(m)

Credit Default Swap

Counterparty	Reference Entity	Buy/Sell Protection †	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Morgan Stanley Dean Witter & Co.	Philippine Government International Bond 10.625% due 3/16/2025	Sell	2.44%	9/2017	100	$3

†	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k)	Securities with an aggregate market value of $20 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2007.

(m)	Amount is less than one thousand.

(n)	At September 30, 2007 portfolio securities with a aggregate market value of $629 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (38.5%)	Shares/ $ Par	Value $ (000’s)
LARGE CAP COMMON STOCKS (26.0%)
Consumer Discretionary (3.5%)
Abercrombie & Fitch Co. - Class A	86,100	6,948
* Comcast Corp. - Class A	307,500	7,435
Fortune Brands, Inc.	46,900	3,822
Hilton Hotels Corp.	168,500	7,834
International Game Technology	174,100	7,504
J.C. Penney Co., Inc.	93,600	5,931
Johnson Controls, Inc.	94,600	11,172
* Kohl’s Corp.	132,300	7,585
The McGraw-Hill Companies, Inc.	108,600	5,529
News Corp. - Class A	423,200	9,306
NIKE, Inc. - Class B	118,000	6,922
Omnicom Group, Inc.	142,800	6,867
Staples, Inc.	277,600	5,966
Starwood Hotels & Resorts Worldwide, Inc.	61,800	3,754
Target Corp.	112,200	7,133
Total		103,708
Consumer Staples (2.9%)
Altria Group, Inc.	137,600	9,567
Avon Products, Inc.	247,500	9,289
CVS/Caremark Group	335,600	13,299
* Hansen Natural Corp.	117,900	6,683
Loews Corp. - Carolina Group	84,300	6,932
PepsiCo, Inc.	208,800	15,296
The Procter & Gamble Co.	175,100	12,317
Walgreen Co.	136,700	6,458
Wal-Mart Stores, Inc.	129,200	5,640
Total		85,481
Energy (2.2%)
Baker Hughes, Inc.	110,500	9,986
ConocoPhillips	54,300	4,766
Diamond Offshore Drilling, Inc.	55,200	6,254
EOG Resources, Inc.	51,700	3,739
Exxon Mobil Corp.	205,000	18,975
* National-Oilwell Varco, Inc.	8,000	1,156
Schlumberger, Ltd.	113,300	11,897
Valero Energy Corp.	52,200	3,507
XTO Energy, Inc.	96,800	5,986
Total		66,266
Financials (2.0%)
American Express Co.	123,400	7,326
American International Group, Inc.	86,500	5,852
CME Group, Inc.	10,800	6,344
Genworth Financial, Inc.	77,200	2,372
The Goldman Sachs Group, Inc.	46,800	10,144
JPMorgan Chase & Co.	79,000	3,620
Legg Mason, Inc.	46,900	3,953
Lehman Brothers Holdings, Inc.	104,900	6,475
Prudential Financial, Inc.	83,300	8,128
UBS AG	93,600	4,984
Total		59,198

Health Care (3.9%)
Abbott Laboratories	150,700	8,081
Baxter International, Inc.	140,000	7,879
* Celgene Corp.	126,800	9,042
* Genentech, Inc.	88,900	6,936
* Gilead Sciences, Inc.	276,700	11,309
* Hospira, Inc.	47,400	1,965
Johnson & Johnson	138,600	9,106
Medtronic, Inc.	165,700	9,347
Merck & Co., Inc.	213,400	11,031
Novartis AG, ADR	131,100	7,205
Shire PLC, ADR	45,500	3,367
* St. Jude Medical, Inc.	176,500	7,778
* Thermo Fisher Scientific, Inc.	176,000	10,159
UnitedHealth Group, Inc.	121,700	5,894
Wyeth	145,100	6,464
Total		115,563
Industrials (2.9%)
The Boeing Co.	99,589	10,456
Danaher Corp.	129,200	10,686
FedEx Corp.	81,400	8,527
General Electric Co.	352,700	14,603
Honeywell International, Inc.	182,400	10,847
* Spirit Aerosystems Holdings, Inc. - Class A	167,300	6,515
Textron, Inc.	145,400	9,045
United Technologies Corp.	176,400	14,197
Total		84,876
Information Technology (6.8%)
Accenture, Ltd. - Class A	229,700	9,245
* Adobe Systems, Inc.	86,300	3,768
* Amdocs, Ltd.	174,000	6,471
* Apple, Inc.	74,900	11,500
* Autodesk, Inc.	104,100	5,202
* Broadcom Corp. - Class A	256,200	9,336
* Cisco Systems, Inc.	415,700	13,764
Corning, Inc.	371,800	9,165
* eBay, Inc.	164,800	6,430
* Electronic Arts, Inc.	128,300	7,184
* EMC Corp.	82,600	1,718
* Google, Inc. - Class A	28,100	15,941
Hewlett-Packard Co.	271,700	13,528
Intel Corp.	582,900	15,074
International Business Machines Corp.	74,000	8,717
KLA-Tencor Corp.	152,600	8,512
Maxim Integrated Products, Inc.	224,700	6,595
Microsoft Corp.	468,600	13,805
* Oracle Corp.	474,000	10,262
QUALCOMM, Inc.	227,500	9,614
Telefonaktiebolaget LM Ericsson, ADR	212,500	8,458
Texas Instruments, Inc.	250,000	9,148
Total		203,437

Materials (0.9%)
Monsanto Co.	176,900	15,167
Praxair, Inc.	122,600	10,270

Total		25,437

Telecommunication Services (0.6%)
AT&T, Inc.	207,800	8,792
* NII Holdings, Inc.	102,200	8,396
Total		17,188
Utilities (0.3%)
Exelon Corp.	126,400	9,525
Total		9,525
Total LARGE CAP COMMON STOCKS		770,679
MID CAP COMMON STOCKS (10.0%)
Consumer Discretionary (1.7%)
Abercrombie & Fitch Co. - Class A	32,700	2,639
* Coach, Inc.	83,300	3,938
* Collective Brands, Inc.	106,600	2,352
* Dollar Tree Stores, Inc.	104,900	4,253
* Focus Media Holding, Ltd., ADR	86,500	5,019
* GameStop Corp. - Class A	179,100	10,092
International Game Technology	97,800	4,214
* Jack in the Box, Inc.	40,100	2,600
* Kohl’s Corp.	48,600	2,785
* O’Reilly Automotive, Inc.	105,100	3,511
Orient-Express Hotels, Ltd. - Class A	40,900	2,097
* Saks, Inc.	102,300	1,754
Starwood Hotels & Resorts Worldwide, Inc.	29,000	1,762
* Urban Outfitters, Inc.	103,100	2,248
Total		49,264
Consumer Staples (0.2%)
* Bare Escentuals, Inc.	139,100	3,459
Longs Drug Stores Corp.	55,700	2,767
Total		6,226
Energy (1.1%)
* Cameron International Corp.	81,200	7,494
Diamond Offshore Drilling, Inc.	52,300	5,925
* National-Oilwell Varco, Inc.	51,800	7,485
Range Resources Corp.	73,700	2,997
Smith International, Inc.	90,300	6,447
* Southwestern Energy Co.	63,200	2,645
Total		32,993
Financials (0.8%)
Assured Guaranty, Ltd.	55,500	1,508
CME Group, Inc.	7,000	4,112
* IntercontinentalExchange, Inc.	17,500	2,658
* Investment Technology Group, Inc.	112,700	4,844
MBIA, Inc.	22,900	1,398
SEI Investments Co.	132,200	3,606
T. Rowe Price Group, Inc.	84,100	4,684
Total		22,810

Health Care (1.8%)
* Celgene Corp.	54,900	3,915
* Charles River Laboratories International, Inc.	26,600	1,494
* DaVita, Inc.	144,700	9,142
* Express Scripts, Inc.	113,400	6,330
* Immucor, Inc.	97,200	3,475
* Intuitive Surgical, Inc.	25,600	5,888
* Kyphon, Inc.	46,800	3,276
* Lincare Holdings, Inc.	92,000	3,372
Mentor Corp.	30,400	1,400
* Pediatrix Medical Group, Inc.	71,500	4,678
* Psychiatric Solutions, Inc.	137,700	5,409
* VCA Antech, Inc.	102,400	4,275
Total		52,654
Industrials (1.6%)
C.H. Robinson Worldwide, Inc.	82,400	4,473
* Corrections Corp. of America	155,600	4,072
Expeditors International of Washington, Inc.	98,800	4,673
Harsco Corp.	62,600	3,710
J.B. Hunt Transport Services, Inc.	89,700	2,359
Joy Global, Inc.	26,100	1,327
Knight Transportation, Inc.	204,100	3,513
The Manitowoc Co., Inc.	91,200	4,038
* Monster Worldwide, Inc.	60,100	2,047
MSC Industrial Direct Co., Inc. - Class A	67,000	3,390
Ritchie Bros. Auctioneers, Inc.	46,600	3,034
Robert Half International, Inc.	59,800	1,786
* Spirit Aerosystems Holdings, Inc. - Class A	119,900	4,669
* Stericycle, Inc.	81,000	4,630
Total		47,721
Information Technology (2.3%)
*Activision, Inc.	209,200	4,517
Amphenol Corp. - Class A	137,000	5,447
* Autodesk, Inc.	65,600	3,278
* Citrix Systems, Inc.	107,200	4,322
* Cognizant Technology Solutions Corp. - Class A	59,800	4,770
* Digital River, Inc.	68,700	3,074
FactSet Research Systems, Inc.	74,000	5,073
* Foundry Networks, Inc.	162,100	2,881
Harris Corp.	38,900	2,248
KLA-Tencor Corp.	76,500	4,267
* MEMC Electronic Materials, Inc.	59,900	3,526
* Mettler-Toledo International, Inc.	27,200	2,774
Microchip Technology, Inc.	154,800	5,622
* Network Appliance, Inc.	93,800	2,524
* NVIDIA Corp.	121,800	4,414
* ValueClick, Inc.	162,900	3,659
* VeriFone Holdings, Inc.	114,600	5,080
Total		67,476
Materials (0.3%)
* Owens-Illinois, Inc.	90,900	3,768
Praxair, Inc.	72,400	6,064
Total		9,832

Other Holdings (0.1%)
SPDR Metals & Mining ETF	44,700	2,861
Total		2,861
Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	101,200	3,470
Total		3,470
Total MID CAP COMMON STOCKS		295,307
SMALL CAP COMMON STOCKS (2.5%)
Consumer Discretionary (0.3%)
Arbitron, Inc.	13,600	617
* California Pizza Kitchen, Inc.	28,050	493
* Capella Education Co.	22,500	1,258
* Force Protection, Inc.	29,300	635
* Global Sources, Ltd.	10,400	231
* GSI Commerce, Inc.	29,700	790
* Life Time Fitness, Inc.	16,800	1,031
* LKQ Corp.	29,676	1,033
* Lululemon Athletica, Inc.	14,491	609
National CineMedia, Inc.	19,600	439
Orient-Express Hotels, Ltd. - Class A	14,300	733
* Pinnacle Entertainment, Inc.	29,400	801
Sotheby’s	7,500	358
* Volcom, Inc.	9,100	387
* Zumiez, Inc.	7,500	333
Total		9,748
Consumer Staples (0.1%)
* Central European Distribution Corp.	22,050	1,056
UAP Holding Corp.	44,500	1,396
Total		2,452
Energy (0.2%)
* Dril-Quip, Inc.	25,600	1,263
* Global Industries, Ltd.	15,000	386
* Hercules Offshore, Inc.	13,000	339
* Oceaneering International, Inc.	25,300	1,918
* T-3 Energy Services, Inc.	20,286	865
* Tesco Corp.	11,600	315
* W-H Energy Services, Inc.	7,400	546
Total		5,632
Financials (0.2%)
CoBiz Financial, Inc.	20,400	349
* Encore Bancshares, Inc.	17,200	362
* FCStone Group, Inc.	23,400	755
* Global Cash Access Holdings, Inc.	90,400	957
Greenhill & Co., Inc.	16,500	1,007
* KBW, Inc.	28,200	812
optionsXpress Holdings, Inc.	34,000	889
PrivateBancorp, Inc.	10,900	380
Total		5,511

Health Care (0.3%)
* Adams Respiratory Therapeutics, Inc.	14,800	570
* Cepheid, Inc.	28,000	638
* Hologic, Inc.	6,500	397
* Masimo Corp.	21,945	563
Meridian Bioscience, Inc.	33,750	1,023
* Natus Medical, Inc.	30,728	490
* NuVasive, Inc.	14,900	535
* Obagi Medical Products, Inc.	36,700	678
* Pediatrix Medical Group, Inc.	16,300	1,066
* Providence Service Corp.	48,000	1,409
* Psychiatric Solutions, Inc.	24,700	970
* The Spectranetics Corp.	24,300	328
* Thoratec Corp.	45,600	943
* TomoTherapy, Inc.	18,700	434
Total		10,044
Industrials (0.3%)
* The Advisory Board Co.	15,400	900
* Astronics Corp.	4,334	189
* Axsys Technologies, Inc.	22,398	693
Bucyrus International, Inc.- Class A	8,300	605
* Corrections Corp. of America	41,400	1,083
* Huron Consulting Group, Inc.	10,300	748
Kaydon Corp.	10,500	546
Knight Transportation, Inc.	69,100	1,189
* Marlin Business Services Corp.	38,600	553
* Team, Inc.	25,856	708
* VistaPrint, Ltd.	8,100	303
Total		7,517
Information Technology (0.8%)
* Aruba Networks, Inc.	38,900	778
* Bankrate, Inc.	22,800	1,052
* Bidz.com, Inc.	6,500	87
* Blackboard, Inc.	27,400	1,256
* BladeLogic, Inc.	976	25
* comScore, Inc.	20,023	541
* Comtech Group, Inc.	39,700	723
* Cymer, Inc.	7,300	280
* DealerTrack Holdings, Inc.	29,300	1,227
* Digital River, Inc.	8,000	358
* Diodes, Inc.	33,950	1,090
* IHS, Inc. - Class A	17,100	966
* Insight Enterprises, Inc.	47,900	1,236
* Kenexa Corp.	14,952	460
* Limelight Networks, Inc.	39,206	344
* Loopnet, Inc.	8,600	177
* Macrovision Corp.	47,900	1,180
* Melanox Technologies, Ltd.	29,100	568
* Netlogic Microsystems, Inc.	28,700	1,036
* Omniture, Inc.	5,300	161
* Polycom, Inc.	10,600	285
* Riverbed Technology, Inc.	12,100	489
* Silicon Image, Inc.	43,400	224
* SiRF Technology Holdings, Inc.	36,900	788
* Sohu.com, Inc.	25,400	958
* SonicWALL, Inc.	88,900	776
* Spreadtrum Communications, Inc., ADR	3,100	44
* Switch & Data Facilities Co.	71,300	1,161
* Synaptics, Inc.	11,500	549
* Synchronoss Technologies, Inc.	19,600	824

* Taleo Corp. - Class A	18,600	473
* TechTarget	18,836	318
* Tessera Technologies, Inc.	20,800	780
* The9, Ltd., ADR	16,200	559
* THQ, Inc.	44,800	1,119
* The Ultimate Software Group, Inc.	45,200	1,577
* ValueClick, Inc.	24,770	556
Total		25,025
Materials (0.1%)
A.M. Castle & Co.	13,292	433
Airgas, Inc.	15,000	774
Silgan Holdings, Inc.	13,700	736
Total		1,943
Other Holdings (0.0%)
SPDR Metals & Mining ETF	10,300	659
Total		659
Telecommunication Services (0.1%)
* Centennial Communications Corp.	51,600	522
* Glu Mobile, Inc.	57,500	522
* PAETEC Holding Corp.	41,775	521
Total		1,565
Utilities (0.1%)
ITC Holdings Corp.	34,200	1,695
Total		1,695
Total SMALL CAP COMMON STOCKS		71,791
Total Domestic Common Stocks and Warrants (Cost: $846,533)		1,137,777

Foreign Common Stocks (10.9%)	Country
Consumer Discretionary (1.3%)
Bridgestone Corp.	Japan	91,200	2,017
British Sky Broadcasting Group PLC	United Kingdom	212,020	3,000
* Central European Media Enterprises, Ltd.	Czech Republic	28,515	2,615
Compagnie Financiere Richemont SA	Switzerland	43,910	2,910
Esprit Holdings, Ltd.	Hong Kong	235,900	3,748
Fiat SPA	Italy	109,880	3,334
* Focus Media Holding, Ltd., ADR	China	50,600	2,936
Hugo Boss AG	Germany	34,580	2,346
Industria de Diseno Textil SA	Spain	41,060	2,767
InterContinental Hotels Group PLC	United Kingdom	79,248	1,551
Kuoni Reisen Holding AG	Switzerland	1,214	574
Makita Corp.	Japan	63,800	2,799
PPR	France	13,570	2,553
Resorts World Berhad	Malaysia	635,500	731
Swatch Group AG	Switzerland	10,025	3,289
* Urbi Desarollos Urbanos SA	Mexico	340,900	1,268
Total			38,438

Consumer Staples (0.8%)
* Barry Callebaut AG	Switzerland	2,235	1,644
Coca-Cola Hellenic Bottling Co. SA	Greece	62,270	3,596
Heineken NV	Netherlands	53,905	3,537
InBev NV	Belgium	40,245	3,648
Kerry Group PLC	Ireland	51,440	1,526
Reckitt Benckiser PLC	United Kingdom	75,950	4,484
Unilever NV	Netherlands	83,635	2,582
Woolworths, Ltd.	Australia	113,925	3,003
Total			24,020
Energy (0.6%)
* Artumas Group, Inc.	Norway	88,400	914
* China Coal Energy Co.	China	1,691,000	5,026
* Electromagnetic GeoServices AS	Norway	41,950	700
Expro International Group PLC	United Kingdom	136,065	2,709
Nexen, Inc.	Canada	77,660	2,370
* Petroleum Geo-Services ASA	Norway	79,370	2,289
Reliance Industries, Ltd.	India	66,102	3,809
* Seajacks International, Ltd.	Norway	59,180	582
Total			18,399
Financials (1.5%)
Admiral Group PLC	United Kingdom	46,595	846
Aeon Mall Co., Ltd.	Japan	78,800	2,408
Allianz SE	Germany	14,065	3,286
Anglo Irish Bank Corp. PLC	Ireland	189,165	3,577
Ardepro Co., Ltd.	Japan	5,395	1,400
Azimut Holding SPA	Italy	128,610	1,988
Banco Espanol de Credito SA	Spain	48,382	902
Banco Espirito Santo SA	Portugal	108,320	2,456
* Banco Popolare Scarl	Italy	32,707	736
Beijing North Star Co., Ltd.	China	1,280,000	1,138
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	30,820	2,349
Hopson Development Holdings, Ltd.	Hong Kong	754,000	2,512
Housing Development Finance Corp., Ltd.	India	58,684	3,722
Hypo Real Estate Holding AG	Germany	29,800	1,695
Industrial Bank of Korea	Korea	59,520	1,284
Julius Baer Holding AG	Switzerland	25,920	1,938
Manulife Financial Corp.	Canada	76,880	3,172
Piraeus Bank SA	Greece	85,895	3,069
PT Bank Rakyat Indonesia	Indonesia	1,010,500	729
* Scandinavian Property Development ASA	Norway	128,970	957
* Tag Tegernsee Immobilien-und Beteiligungs AG	Germany	123,279	1,450
The Toronto-Dominion Bank	Canada	23,600	1,805
Unicredito Italiano SPA	Italy	245,110	2,097
Total			45,516
Health Care (0.6%)
* Actelion, Ltd.	Switzerland	42,892	2,376
CSL, Ltd.	Australia	38,355	3,652
Daiichi Sankyo Co., Ltd.	Japan	84,600	2,541
Shire PLC, ADR	United Kingdom	35,725	2,643
Stada Arzneimittel AG	Germany	42,700	2,784
Terumo Corp.	Japan	56,600	2,858
* William Demant Holding A/S	Denmark	21,535	1,903
Total			18,757

Industrials (2.8%)
ABB, Ltd., ADR	Switzerland	209,300	5,489
Alstom	France	21,395	4,350
Atlas Copco AB	Sweden	172,190	2,979
BAE Systems PLC	United Kingdom	278,245	2,804
Bharat Heavy Electricals, Ltd.	India	75,245	3,838
CAE, Inc.	Canada	217,340	2,928
Capita Group PLC	United Kingdom	193,906	2,875
China Infrastructure Machinery Holdings, Ltd.	China	341,000	790
Companhia de Concessoes Rodoviarias	Brazil	178,160	3,621
Cosco Corp., Singapore, Ltd.	Singapore	654,000	2,620
Daewoo Engineering & Construction Co., Ltd.	Korea	75,480	2,165
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	27,045	1,711
Far Eastern Textile, Ltd.	Taiwan	437,000	587
FLSmidth & Co. A/S	Denmark	39,400	4,190
IVRCL Infrastructures and Projects, Ltd.	India	248,865	2,638
Keppel Corp., Ltd.	Singapore	130,000	1,260
Komatsu, Ltd.	Japan	107,100	3,599
* Kuehne & Nagel International AG	Switzerland	33,600	3,307
LG Corp.	Korea	24,625	1,695
Metso Corp.	Finland	56,200	3,871
Michael Page International PLC	United Kingdom	269,480	2,260
MTU Aero Engines Holding AG	Germany	54,460	3,316
* Prysmian SPA	Italy	101,340	2,897
Saipem SPA	Italy	75,335	3,202
SembCorp Marine, Ltd.	Singapore	1,069,600	3,312
SGS SA	Switzerland	2,025	2,313
Tianjin Development Holdings, Ltd.	Hong Kong	1,549,000	2,208
TNT NV	Netherlands	50,130	2,102
Vinci SA	France	25,250	1,973
Wavin NV	Netherlands	118,105	2,112
Total			83,012
Information Technology (1.4%)
* Autonomy Corp. PLC	United Kingdom	215,865	3,824
Delta Electronics, Inc.	Taiwan	296,000	1,147
EVS Broadcast Equipment SA	Belgium	18,555	1,855
* Gresham Computing PLC	United Kingdom	203,462	442
Hon Hai Precision Industry Co., Ltd.	Taiwan	321,000	2,420
Kontron AG	Germany	182,410	4,078
* LG. Philips LCD Co., Ltd.	Korea	60,410	2,891
MediaTek, Inc.	Taiwan	114,000	2,054
Neopost SA	France	19,240	2,714
Nippon Electric Glass Co.	Japan	152,000	2,448
* Redecard SA	Brazil	9,130	169
SAP AG	Germany	58,230	3,408
Star Micronics Co., Ltd.	Japan	139,500	4,323
Sumco Corp.	Japan	63,200	2,575
* Temenos Group AG	Switzerland	131,350	3,069
* The9, Ltd., ADR	China	20,700	714
VTech Holdings, Ltd.	Hong Kong	304,000	2,249
Wistron Corp.	Taiwan	660,000	1,193
Total			41,573
Materials (1.1%)
Akzo Nobel NV	Netherlands	31,120	2,565
Anglo American PLC	United Kingdom	51,874	3,470
BHP Billiton, Ltd.	Australia	110,635	4,374
Companhia Vale do Rio Doce, ADR	Brazil	132,300	4,489
* Crew Minerals ASA	Norway	404,600	867
CRH PLC	Ireland	62,080	2,434
Imperial Chemical Industries PLC	United Kingdom	203,900	2,720
K+S AG	Germany	19,255	3,530
Potash Corp. of Saskatchewan, Inc.	Canada	30,660	3,241
Sika AG	Switzerland	1,050	2,045
* Smurfit Kappa Group PLC	Ireland	48,940	1,134
Syngenta AG	Switzerland	11,765	2,536
Total			33,405

Other Holdings (0.1%)
Nomura ETF - Nikkei 225	Japan	11,660	1,721
Total			1,721
Telecommunications (0.4%)
* Bharti Airtel, Ltd.	India	82,210	1,942
China Mobile, Ltd.	Hong Kong	291,500	4,772
Tele2 AB	Sweden	174,585	3,773
* Telenor ASA	Norway	109,000	2,184
Total			12,671
Utilities (0.3%)
CEZ	Czech Republic	63,745	3,929
PT Perusahaan Gas Negara	Indonesia	2,072,500	2,731
Veolia Environnement	France	29,035	2,500
Total			9,160
Total Foreign Common Stocks (Cost: $297,829)			326,672
Investment Grade Segment (13.1%)
Aerospace/Defense (0.8%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		2,565,000	2,536
Boeing Capital Corp., 4.75%, 8/25/08		3,359,000	3,357
General Dynamics Corp., 3.00%, 5/15/08		6,398,000	6,319
General Dynamics Corp., 4.25%, 5/15/13		1,280,000	1,207
L-3 Communications Corp., 6.375%, 10/15/15		4,235,000	4,161
Lockheed Martin Corp., 6.15%, 9/1/36		1,720,000	1,739
Raytheon Co., 5.50%, 11/15/12		4,584,000	4,635
Total			23,954
Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09		2,590,000	2,618
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31		315,000	390
Total			3,008
Banking (1.3%)
Bank of America Corp., 5.42%, 3/15/17		515,000	501
Bank of America Corp., 5.625%, 10/14/16		1,610,000	1,609
Bank of New York, 4.95%, 1/14/11		1,550,000	1,543
Bank One Corp., 5.25%, 1/30/13		4,480,000	4,441
Barclays Bank PLC, 5.926%, 12/15/16 144A		1,705,000	1,618
BB&T Corp., 4.90%, 6/30/17		470,000	434
BNP Paribas, 5.186%, 6/29/15 144A		200,000	183
BNP Paribas, 7.195%, 6/25/37 144A		300,000	298
Citigroup, Inc., 5.125%, 5/5/14		1,985,000	1,933
Citigroup, Inc., 6.00%, 8/15/17		1,060,000	1,085
Credit Agricole SA/London, 6.637%, 5/31/17 144A		735,000	691
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49		430,000	407
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A		1,080,000	1,003
JPMorgan Chase Bank NA, 5.875%, 6/13/16		2,055,000	2,060

M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,472
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,578
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,218
Northern Trust Corp., 5.30%, 8/29/11	795,000	799
PNC Funding Corp., 5.625%, 2/1/17	650,000	635
Royal Bank of Scotland Group PLC, 6.99%, 10/5/17 144A	305,000	311
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,715
UnionBanCal Corp., 5.25%, 12/16/13	810,000	789
US Bank NA, 4.80%, 4/15/15	2,680,000	2,526
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,083
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,668
Wells Fargo Bank NA, 5.75%, 5/16/16	90,000	91
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,199
Total		39,890
Beverage/Bottling (0.3%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	255,000	242
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	155,000	151
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,122
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,570
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,557
PepsiCo, Inc., 5.15%, 5/15/12	1,075,000	1,086
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,680
Total		8,408
Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	787
Total		787
Cable/Media/Broadcasting/Satellite (0.8%)
CBS Corp., 6.625%, 5/15/11	460,000	477
Clear Channel Communications, Inc., 6.25%, 3/15/11	3,275,000	3,002
Comcast Corp., 5.875%, 2/15/18	1,130,000	1,112
Comcast Corp., 6.30%, 11/15/17	1,810,000	1,840
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,374
Historic TW, Inc., 6.625%, 5/15/29	325,000	318
News America, Inc., 6.15%, 3/1/37	110,000	103
News America, Inc., 6.40%, 12/15/35	640,000	618
Rogers Cable, Inc., 5.50%, 3/15/14	4,850,000	4,677
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	203
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,194
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	1,310,000	1,294
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	230,000	226
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,495
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,910
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,090
Total		24,933
Conglomerate/Diversified Manufacturing (0.1%)
General Electric Co., 5.00%, 2/1/13	1,000,000	991
United Technologies Corp., 6.35%, 3/1/11	1,120,000	1,173
Total		2,164
Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,300
Fortune Brands, Inc., 5.375%, 1/15/16	885,000	839
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,914
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	616
Total		9,669

Electric Utilities (2.3%)
Bruce Mansfield Unit, 6.85%, 6/1/34 144A	510,000	523
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	407
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	435
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	260
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	293
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,278
Consolidated Edison Co. of New York, 5.375%, 12/15/15	560,000	547
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	595
Consolidated Edison Co. of New York, 6.30%, 8/15/37	410,000	411
Consumers Energy Co., 4.80%, 2/17/09	6,580,000	6,550
DTE Energy Co., 7.05%, 6/1/11	7,520,000	7,918
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,724
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	943
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	961
Exelon Generation Co. LLC, 6.20%, 10/1/17	300,000	300
Florida Power & Light Co., 5.625%, 4/1/34	1,065,000	1,001
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,592
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,237
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,526
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,318,948	1,308
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,176
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	246
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	846
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,787
Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,568
Northern States Power Co., 5.25%, 10/1/18	270,000	260
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,343
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	897
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	241
Pacific Gas & Electric Co., 6.05%, 3/1/34	415,000	408
PacifiCorp, 5.45%, 9/15/13	4,040,000	4,000
PacifiCorp, 5.75%, 4/1/37	840,000	787
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,306
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	220
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	382
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,216
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,304
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,454
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,475
Puget Sound Energy, Inc., 3.363%, 6/1/08	2,465,000	2,428
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,101
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	244
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	200
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	528
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	1,964
Southern California Edison Co., 5.55%, 1/15/37	320,000	295
Southern California Edison Co., 5.625%, 2/1/36	85,000	79
Tampa Electric Co., 6.15%, 5/15/37	385,000	375
Tampa Electric Co., 6.55%, 5/15/36	520,000	534
Toledo Edison Co. 6.15%, 5/15/37	1,265,000	1,181
Union Electric Co., 6.40%, 6/15/17	180,000	185
Virginia Electric & Power Co., 6.00%, 5/15/37	2,370,000	2,266
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	776
Total		69,881
Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	278
International Business Machines Corp., 5.70% 9/14/17	1,035,000	1,041
Total		1,319

Food Processors (0.4%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	770,000	777
General Mills, Inc., 5.70%, 2/15/17	970,000	954
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,880
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,150
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	444
Smithfield Foods, Inc., 7.75%, 5/15/13	1,025,000	1,046
Total		12,251
Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	451
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,547
Total		1,998
Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,940
El Paso Corp., 7.00%, 6/15/17	515,000	523
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,886
Kinder Morgan Finance, 5.35%, 1/5/11	2,440,000	2,374
Pride International, Inc., 7.375%, 7/15/14	805,000	825
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	195
Total		7,743
Independent Finance (0.4%)
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	979
GMAC LLC, 6.00%, 12/15/11	2,135,000	1,971
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,288
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,123
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,758
Total		11,119
Industrials - Other (0.1%)
Centex Corp., 5.45%, 8/15/12	765,000	698
Centex Corp., 7.875%, 2/1/11	335,000	334
DR Horton, Inc., 5.375%, 6/15/12	540,000	477
DR Horton, Inc., 7.875%, 8/15/11	160,000	157
KB HOME, 7.75%, 2/1/10	1,600,000	1,517
Lennar Corp., 5.95%, 10/17/11	1,125,000	1,030
Total		4,213
Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	699
Siemens Financieringsmaatschappij N.V., 5.75%, 10/17/16 144A	645,000	650
Total		1,349
Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,316
Total		1,316

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	966
Alcoa, Inc., 5.72%, 2/23/19	630,000	605
Alcoa, Inc., 5.90%, 2/1/27	1,035,000	970
Total		2,541
Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	684
Countrywide Home Loans, Inc., 4.125%, 9/15/09	235,000	216
Residential Capital LLC, 7.00%, 2/22/11	2,285,000	1,862
Residential Capital LLC, 7.50%, 4/17/13	2,090,000	1,688
Total		4,450
Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	785,000	763
Total		763
Oil and Gas (1.1%)
Anadarko Finance Co., 7.50%, 5/1/31	1,040,000	1,133
Anadarko Petroleum Corp., 5.95%, 9/15/16	810,000	802
Anadarko Petroleum Corp., 6.45%, 9/15/36	180,000	177
Apache Corp., 6.00%, 1/15/37	245,000	236
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	400,000	390
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	400,000	386
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	315,000	314
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,367
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	1,390,000	1,392
Devon Energy Corp., 7.95%, 4/15/32	250,000	298
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,214
EnCana Corp., 6.625%, 8/15/37	70,000	72
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,081
Hess Corp., 7.125%, 3/15/33	355,000	382
Marathon Oil Corp., 6.60%, 10/1/37	140,000	143
Nexen, Inc., 5.875%, 3/10/35	1,955,000	1,791
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,793
Pemex Project Funding Master Trust, 5.75%, 12/15/15	3,540,000	3,541
Petro-Canada, 5.95%, 5/15/35	995,000	942
Pioneer Natural Resource, 6.875%, 5/1/18	1,840,000	1,728
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	425
Sunoco, Inc., 5.75%, 1/15/17	825,000	812
Talisman Energy, Inc., 5.85%, 2/1/37	910,000	811
Tesoro Corp., 6.25%, 11/1/12	2,070,000	2,075
Tesoro Corp., 6.50%, 6/1/17 144A	2,615,000	2,595
Valero Energy Corp., 6.125%, 6/15/17	260,000	262
Valero Energy Corp., 6.625%, 6/15/37	625,000	634
XTO Energy, Inc., 5.30%, 6/30/15	260,000	250
XTO Energy, Inc., 6.75%, 8/1/37	200,000	209
Total		32,255
Other Finance (0.2%)
Capmark Financial Group, 6.30%, 5/10/17 144A	320,000	278
Eaton Vance Corp., 6.50%, 10/2/17	305,000	304
SLM Corp., 5.375%, 5/15/14	500,000	436
SLM Corp., 5.45%, 4/25/11	4,560,000	4,298
Total		5,316

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	819
Total		819
Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	123
Total		123
Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,614
Wyeth, 5.95%, 4/1/37	750,000	724
Total		4,338
Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,409
The Progressive Corp., 6.70%, 6/15/37	315,000	306
The Travelers Companies, Inc., 6.25%, 6/15/37	435,000	420
Total		5,135
Railroads (0.7%)
Burlington North Santa Fe, 6.125%, 3/15/09	5,600,000	5,666
Burlington North Santa Fe, 6.15%, 5/1/37	415,000	401
Canadian National Railway Co., 5.85%, 11/15/17	140,000	140
Canadian Pacific Railway Co., 5.95%, 5/15/37	370,000	342
CSX Corp., 6.15%, 5/1/37	405,000	387
CSX Corp., 6.25%, 3/15/18	510,000	513
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,412
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,485
Union Pacific Corp., 5.65%, 5/1/17	1,045,000	1,016
Union Pacific Corp., 6.65%, 1/15/11	1,390,000	1,434
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,872
Total		19,668
Real Estate Investment Trusts (0.8%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	859
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	500
BRE Properties, Inc., 5.50%, 3/15/17	420,000	398
Colonial Realty LP, 6.05%, 9/1/16	360,000	348
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,495
Duke Realty LP, 5.95%, 2/15/17	835,000	801
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,860
ERP Operating LP, 5.75%, 6/15/17	515,000	492
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,932
Health Care Property Investors, Inc., 6.00%, 1/30/17	400,000	382
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,155
ProLogis, 5.50%, 3/1/13	2,000,000	1,966
ProLogis, 5.75%, 4/1/16	1,190,000	1,147
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,571
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,545
Simon Property Group LP, 5.60%, 9/1/11	890,000	891
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,556
Total		22,898

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	937
CVS/Caremark Corp., 6.125%, 8/15/16	890,000	890
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	693
The Kroger Co., 6.40%, 8/15/17	175,000	178
The Kroger Co., 6.80%, 12/15/18	90,000	94
The Kroger Co., 7.00%, 5/1/18	375,000	397
Total		3,189
Retail Stores (0.7%)
Costco Wholesale Corp., 5.30%, 3/15/12	195,000	196
Federated Department Stores, Inc., 6.30%, 4/1/09	3,785,000	3,825
Federated Retail Holdings, Inc., 5.35%, 3/15/12	645,000	633
The Home Depot, Inc., 5.875%, 12/16/36	5,340,000	4,561
JC Penney Corp., Inc., 5.75%, 2/15/18	130,000	125
JC Penney Corp., Inc., 6.375%, 10/15/36	260,000	243
JC Penney Corp., Inc., 6.875%, 10/15/15	515,000	534
JC Penney Corp., Inc., 7.95%, 4/1/17	610,000	677
Kohl’s Corp., 6.25%, 12/15/17	900,000	899
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	114
May Department Stores Co., 6.65%, 7/15/24	90,000	84
Target Corp., 5.375%, 5/1/17	1,260,000	1,209
Target Corp., 5.40%, 10/1/08	5,605,000	5,601
Wal-Mart Stores, Inc., 5.875%, 4/5/27	790,000	762
Total		19,463
Security Brokers and Dealers (0.5%)
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,551
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	1,170,000	1,158
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	320,000	298
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	2,065,000	1,985
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	1,010,000	977
Lehman Brothers Holdings, Inc., 6.875%, 7/17/37	110,000	109
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	320,000	328
Merrill Lynch & Co., Inc., 5.70%, 5/2/17	3,385,000	3,291
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	367
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	390,000	402
Morgan Stanley, 6.25%, 8/9/26	1,035,000	1,019
Total		13,485
Telecommunications (0.9%)
AT&T Corp., 8.00%, 11/15/31	2,380,000	2,896
British Telecom PLC, 9.125%, 12/15/30	515,000	682
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	2,958
Deutsche Telekom International Finance, 5.75%, 3/23/16	665,000	657
Embarq Corp., 6.738%, 6/1/13	835,000	868
Embarq Corp., 7.082%, 6/1/16	1,940,000	2,011
Embarq Corp., 7.995%, 6/1/36	230,000	245
France Telecom SA, 8.50%, 3/1/31	975,000	1,253
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	884
Sprint Capital Corp., 6.90%, 5/1/19	400,000	402
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,116
Sprint Capital Corp., 8.75%, 3/15/32	470,000	539
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,271
Telecom Italia Capital, 6.20%, 7/18/11	1,620,000	1,660
Verizon Global Funding Corp., 5.85%, 9/15/35	1,425,000	1,361
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,828
Total		25,631

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	215,000	220
Reynolds America, Inc., 7.25%, 6/15/37	215,000	225
Reynolds America, Inc., 7.625%, 6/1/16	2,175,000	2,315
Total		2,760
Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,391
Johnson Controls, Inc., 5.50%, 1/15/16	845,000	832
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	502
Total		2,725
Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,044
Total		2,044
Total Investment Grade Segment (Cost: $399,086)		391,605
Governments (5.9%)
Governments (5.9%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	5,267
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,948
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,368
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,796
Overseas Private Investment, 4.10%, 11/15/14	3,253,120	3,184
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	5,049
(g) US Treasury, 3.75%, 5/15/08	1,447,000	1,443
(g) US Treasury, 4.00%, 8/31/09	15,666,000	15,677
(g) US Treasury, 4.125%, 8/31/12	11,450,000	11,403
(g) US Treasury, 4.50%, 5/15/17	6,427,000	6,391
(g) US Treasury, 4.625%, 7/31/12	25,410,000	25,853
(g) US Treasury, 4.75%, 8/15/17	26,961,000	27,323
(g) US Treasury, 4.75%, 2/15/37	14,045,000	13,851
(g) US Treasury, 4.875%, 6/30/09	23,645,000	24,000
(g) US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,309,732	5,473
Total Governments (Cost: $172,475)		176,026
Structured Products (21.6%)
Structured Products (21.6%)
AEP Texas Central Transition Funding, 5.306%, 7/1/21	22,665,000	21,922
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.644%, 2/14/43 IO	76,676,145	2,833
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	2,066,727	2,069
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.191%, 1/25/37 144A	4,046,114	4,010
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.221%, 5/25/37 144A	4,737,870	4,687
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	5,332,000	5,281
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.519%, 6/25/34	11,842,000	11,689
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,569
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	2,960,922	2,935
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	2,938,897	2,919
Countrywide Home Loans, Series 2005-31, Class 2A1, 5.498%, 1/25/36	1,747,253	1,742

Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	3,079,000	3,021
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,838
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.893%, 2/18/31 IO	91,731,334	922
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.565%, 10/15/30 IO 144A	2,284,380	57
Fannie Mae Whole Loan, 6.25%, 5/25/42	7,840,883	8,003
Fannie Mae, Series 1989-20, Class A, 6.75%, 4/25/18	2,636,711	2,726
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,235,904	2,102
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,838,194	2,735
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	7,391,864	7,116
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,013,591	2,959
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	873,834	857
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	3,093,339	3,034
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,716,875	1,683
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	37,167,443	35,512
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	20,085,266	19,191
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,169,235	1,167
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,187,118	2,182
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	377,589	377
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,061,109	3,053
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	8,967,783	8,941
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,113,944	4,033
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	14,686,045	14,380
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	572,622	584
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	9,137,703	9,260
Federal Home Loan Mortgage Corp. TBA, 5.50%, 11/1/37	4,316,665	4,225
Federal Home Loan Mortgage Corp. TBA, 6.00%, 11/1/37	33,261,506	33,273
Federal National Mortgage Association, 4.00%, 6/1/19	1,468,472	1,384
Federal National Mortgage Association, 4.50%, 6/1/19	10,754,714	10,365
Federal National Mortgage Association, 4.50%, 8/1/19	1,601,471	1,543
Federal National Mortgage Association, 4.50%, 12/1/19	1,198,640	1,155
Federal National Mortgage Association, 4.50%, 7/1/20	4,453,653	4,289
Federal National Mortgage Association, 4.50%, 7/1/35	1,961,770	1,821
Federal National Mortgage Association, 4.50%, 12/1/35	1,495,655	1,388
Federal National Mortgage Association, 5.00%, 3/1/20	3,786,980	3,716
Federal National Mortgage Association, 5.00%, 4/1/20	1,554,896	1,525
Federal National Mortgage Association, 5.00%, 5/1/20	5,789,510	5,676
Federal National Mortgage Association, 5.00%, 4/1/35	4,319,810	4,127
Federal National Mortgage Association, 5.00%, 7/1/35	5,614,484	5,364
Federal National Mortgage Association, 5.00%, 10/1/35	2,349,982	2,245
Federal National Mortgage Association, 5.17%, 1/1/16	4,111,293	4,038
Federal National Mortgage Association, 5.284%, 4/1/16	10,594,644	10,472
Federal National Mortgage Association, 5.32%, 4/1/14	2,689,741	2,686
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,869
Federal National Mortgage Association, 5.50%, 4/1/21	2,730,779	2,725
Federal National Mortgage Association, 5.50%, 9/1/34	1,166,540	1,145
Federal National Mortgage Association, 5.50%, 3/1/35	9,654,849	9,469
Federal National Mortgage Association, 5.50%, 7/1/35	2,010,594	1,972
Federal National Mortgage Association, 5.50%, 8/1/35	3,646,067	3,576
Federal National Mortgage Association, 5.50%, 9/1/35	20,753,106	20,353
Federal National Mortgage Association, 5.50%, 10/1/35	9,345,454	9,165
Federal National Mortgage Association, 5.50%, 11/1/35	22,202,225	21,773
Federal National Mortgage Association, 5.50%, 12/1/36	8,519,535	8,346
Federal National Mortgage Association, 5.50%, 1/1/37	4,818,977	4,720
Federal National Mortgage Association, 5.50%, 2/1/37	15,168,596	14,859
Federal National Mortgage Association, 6.00%, 5/1/35	412,210	413
Federal National Mortgage Association, 6.00%, 6/1/35	1,256,508	1,259
Federal National Mortgage Association, 6.00%, 7/1/35	8,170,319	8,189
Federal National Mortgage Association, 6.00%, 10/1/35	1,900,830	1,905
Federal National Mortgage Association, 6.00%, 11/1/35	8,949,861	8,971
Federal National Mortgage Association, 6.00%, 9/1/36	4,960,334	4,969
Federal National Mortgage Association, 6.50%, 9/1/31	1,377,896	1,412
Federal National Mortgage Association, 6.50%, 11/1/35	1,902,962	1,940
Federal National Mortgage Association, 6.50%, 12/1/35	2,579,004	2,629

Federal National Mortgage Association, 6.50%, 4/1/36	1,916,167	1,951
Federal National Mortgage Association, 6.50%, 11/1/36	716,333	729
Federal National Mortgage Association, 6.50%, 12/1/36	2,669,360	2,717
Federal National Mortgage Association, 6.50%, 2/1/37	2,702,012	2,752
Federal National Mortgage Association, 6.50%, 3/1/37	11,459,242	11,668
Federal National Mortgage Association, 6.50%, 7/1/37	901,919	918
Federal National Mortgage Association, 6.50%, 8/1/37	5,016,018	5,108
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	10,769
Federal National Mortgage Association TBA, 5.00%, 11/1/37	16,750,000	15,970
Federal National Mortgage Association TBA, 6.00%, 11/1/37	7,653,065	7,655
Federal National Mortgage Association TBA, 6.50%, 11/1/37	21,860,474	22,237
Final Maturity Amortizing Notes, 4.45%, 8/25/12	8,419,482	8,248
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	4,203,069	4,258
First Union - Lehman Brothers Commercial Mortgage Trust II,	2,667,000	2,670
Commercial Mortgage Pass-Through Certificates, Series 1997-C2, Class B, 6.79%, 11/18/29
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.178%, 12/15/31 144A	3,100,000	3,287
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	3,522,906	3,595
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	2,166,995	2,106
Freddie Mac, Series 3248, Class LN, 4.50%, 7/15/35	15,550,000	15,035
Government National Mortgage Association, 5.00%, 7/15/33	2,222,654	2,154
Government National Mortgage Association, 5.50%, 1/15/32	184,853	183
Government National Mortgage Association, 5.50%, 2/15/32	2,168,851	2,142
Government National Mortgage Association, 5.50%, 9/15/32	61,511	61
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 5.855%, 11/5/21 144A	2,189,146	2,184
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	394,492	394
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,806,459	1,900
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.201%, 1/25/37 144A	4,589,061	4,513
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	24,039,442	23,944
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	123,689	124
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 5.221%, 3/25/37	4,049,403	4,019
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.301%, 1/25/09	9,293,943	9,247
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10	3,409,038	3,408
WAMU Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	4,951,607	4,848
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.057%, 10/25/33	2,662,000	2,634
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.697%, 11/25/34	1,955,050	2,014
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,874
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	4,579,253	4,418
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,943,732	4,689
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,170,714	7,161
Total Structured Products (Cost: $651,443)		644,824

Below Investment Grade Segment (5.5%)
Aerospace/Defense (0.1%)
Bombardier, Inc., 8.00%, 11/15/14 144A	150,000	157
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	510
(c) Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	310,000	312
L-3 Communications Corp., 6.375%, 10/15/15	1,500,000	1,474
L-3 Communications Corp., 7.625%, 6/15/12	850,000	869
Total		3,322
Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	790,000	762
Arvinmeritor, Inc., 8.75%, 3/1/12	150,000	153
Ford Motor Co., 7.45%, 7/16/31	750,000	589
Ford Motor Credit Co., 8.00%, 12/15/16	750,000	702
Ford Motor Credit Co., 9.875%, 8/10/11	2,000,000	2,025
General Motors Corp., 8.375%, 7/15/33	1,100,000	964
Lear Corp., 8.50%, 12/1/13	435,000	417
Lear Corp., 8.75%, 12/1/16	1,000,000	940
TRW Automotive, Inc., 7.25%, 3/15/17 144A	665,000	648
Visteon Corp., 8.25%, 8/1/10	1,115,000	981
Total		8,181
Basic Materials (0.5%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,100,000	847
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	845,000	615
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	460
Bowater Canada Finance, 7.95%, 11/15/11	500,000	411
Cascades, Inc., 7.25%, 2/15/13	350,000	343
Crown Americas, Inc., 7.625%, 11/15/13	650,000	667
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	1,178
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,750,000	1,911
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,250,000	1,219
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	370,000	358
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	1,375
Lyondell Chemical Co., 6.875%, 6/15/17	875,000	949
Lyondell Chemical Co., 8.00%, 9/15/14	1,000,000	1,100
Massey Energy Co., 6.625%, 11/15/10	750,000	733
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	750,000	800
Peabody Energy Corp., 7.375%, 11/1/16	750,000	791
Peabody Energy Corp., 7.875%, 11/1/26	670,000	709
VeraSun Energy Corp., 9.375%, 6/1/17 144A	300,000	258
Total		14,724
Builders/Building Materials (0.1%)
KB HOME, 7.75%, 2/1/10	870,000	824
K. Hovnanian Enterprises, 7.75%, 5/15/13	819,000	586
Standard Pacific Corp., 7.75%, 3/15/13	500,000	385
Total		1,795
Capital Goods (0.1%)
United Rentals North America, Inc., 6.50%, 2/15/12	1,750,000	1,772
Total		1,772

Consumer Products/Retailing (0.1%)
Albertson’s, Inc., 7.25%, 5/1/13	750,000	755
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	230,000	199
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	585,000	450
Education Management LLC, 10.25%, 6/1/16	875,000	906
Levi Strauss & Co., 8.875%, 4/1/16	850,000	876
Michaels Stores, Inc., 11.375%, 11/1/16 144A	445,000	455
Rite Aid Corp., 9.375%, 12/15/15 144A	325,000	302
Total		3,943
Energy (0.4%)
AmeriGas Partners LP, 7.25%, 5/20/15	625,000	616
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	802
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	800,000	750
Chesapeake Energy Corp., 6.625%, 1/15/06	1,000,000	995
Cimarex Energy Co., 7.125%, 5/1/17	150,000	149
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	494
El Paso Corp., 7.75%, 1/15/32	670,000	680
Forest Oil Corp., 7.25%, 6/15/19 144A	390,000	390
Knight, Inc., 6.50%, 9/1/12	665,000	658
Mariner Energy, Inc., 8.00%, 5/15/17	448,000	438
Newfield Exploration Co., 6.625%, 4/15/16	850,000	831
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,213
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	403
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	333
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	539
Pogo Producing Co., 7.875%, 5/1/13	500,000	518
Range Resources Corp., 6.375%, 3/15/15	750,000	731
Sonat, Inc., 7.625%, 7/15/11	190,000	197
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	355,000	344
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	597
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	829
Total		12,507
Financials (0.2%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	534
E*Trade Financial Corp., 7.875%, 12/1/15	750,000	694
E*Trade Financial Corp., 8.00%, 6/15/11	445,000	443
GMAC LLC, 7.75%, 1/19/10	1,340,000	1,329
GMAC LLC, 8.00%, 11/1/31	2,275,000	2,232
Residential Capital LLC, 6.875%, 6/30/15	650,000	525
Residential Capital LLC, 9.19%, 4/17/09 144A	450,000	315
SLM Corp., 5.375%, 5/15/14	800,000	698
Total		6,770
Foods (0.2%)
Constellation Brands, Inc., 7.25%, 9/1/16	800,000	800
Constellation Brands, Inc., 7.25%, 5/15/17 144A	610,000	610
Dean Foods Co., 7.00%, 6/1/16	1,250,000	1,187
Dole Foods Co., 8.625%, 5/1/09	1,475,000	1,478
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	450,000	429
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	950,000	891
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	867
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	466
Total		6,728

Gaming/Leisure/Lodging (0.3%)
AMC Entertainment, Inc., 11.00%, 2/1/16	335,000	357
Boyd Gaming Corp., 7.75%, 12/15/12	850,000	873
Corrections Corp. of America, 6.25%, 3/15/13	900,000	887
Felcor Lodging LP, 8.50%, 6/1/11	750,000	791
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	490,000	459
Host Marriot LP, 7.125%, 11/1/13	1,000,000	1,008
MGM Mirage, Inc., 6.75%, 9/1/12	1,230,000	1,210
MGM Mirage, Inc., 7.50%, 6/1/16	1,100,000	1,093
Park Place Entertainment Corp., 8.125%, 5/15/11	1,250,000	1,275
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	375,000	355
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,350,000	1,323
Total		9,631
Health Care/Pharmaceuticals (0.3%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	1,335,000	1,372
FMC Finance III SA, 6.875%, 7/15/17 144A	760,000	756
HCA, Inc., 6.75%, 7/15/13	650,000	585
HCA, Inc., 9.25%, 11/15/16 144A	2,250,000	2,390
(c) HCA, Inc., 9.625%, 11/15/16 144A	900,000	961
Health Management Associates, Inc., 6.125%, 4/15/16	665,000	580
Omnicare, Inc., 6.75%, 12/15/13	750,000	699
Service Corp. International, 6.75%, 4/1/15	600,000	596
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	466
Tenet Healthcare Corp., 9.875%, 7/1/14	415,000	380
Total		8,785
Media (0.6%)
CCH I Holdings LLC, 11.75%, 5/15/14	1,105,000	1,022
Charter Communications Holding LLC, 10.25%, 9/15/10	1,250,000	1,300
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,250,000	1,281
CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,256
CSC Holdings, Inc., 7.875%, 2/15/18	1,000,000	970
EchoStar DBS Corp., 7.125%, 2/1/16	375,000	385
Harland Clarke Holdings Corp., 9.50%, 5/15/15	140,000	125
Harland Clarke Holdings Corp., 10.308%, 5/15/15	175,000	156
Idearc, Inc., 8.00%, 11/15/16	2,500,000	2,494
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	600,000	609
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	450,000	482
Lamar Media Corp., 6.625%, 8/15/15	800,000	772
LIN Television Corp., 6.50%, 5/15/13	750,000	729
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	600,000	602
Quebecor Media, 7.75%, 3/15/16 144A	660,000	629
R.H. Donnelley Corp., 6.875%, 1/15/13	2,750,000	2,599
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	265,000	269
(c) Univision Communications, 9.75%, 3/15/15 144A	1,150,000	1,121
Videotron Ltee, 6.875%, 1/15/14	65,000	64
Total		17,865
Real Estate (0.0%)
Icahn Enterprises LP, 7.125%, 2/15/13 144A	500,000	476
Total		476
Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	503
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	1,019
ARAMARK Corp., 8.50%, 2/1/15	945,000	964
Realogy Corp., 10.50%, 4/15/14 144A	875,000	746
Realogy Corp., 12.375%, 4/15/15 144A	600,000	453
Total		3,685

Structured Product (1.5%)
CDX North America High Yield, 7.50%, 6/29/12	25,000,000	24,281
CDX North America High Yield, 7.625%, 6/29/12	20,000,000	19,325
Total		43,606
Technology (0.1%)
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	716
Freescale Semiconductor, Inc., 8.875%, 12/15/14	650,000	627
Freescale Semiconductor, Inc., 9.125%, 12/15/14	900,000	833
NXP BV, 7.875%, 10/15/14	850,000	818
NXP BV, 9.50%, 10/15/15	375,000	350
Sabre Holdings Corp., 6.35%, 3/15/16	500,000	450
Total		3,794
Telecommunications (0.2%)
American Tower Corp., 7.00%, 10/15/17, 144A	500,000	503
Citizens Communications, 9.00%, 8/15/31	1,480,000	1,503
Citizens Communications, 9.25%, 5/15/11	1,370,000	1,486
Qwest Corp., 6.50%, 6/1/17 144A	750,000	735
Windstream Corp., 7.00%, 3/15/19	500,000	488
Windstream Corp., 8.625%, 8/1/16	865,000	922
Total		5,637
Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	498
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14 144A	1,500,000	1,466
Total		1,964
Utilities (0.3%)
The AES Corp., 9.375%, 9/15/10	780,000	823
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	325,000	314
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	485,000	464
Dynegy Holdings, Inc., 8.375%, 5/1/16	750,000	754
Edison Mission Energy, 7.00%, 5/15/17 144A	1,050,000	1,034
Edison Mission Energy, 7.20%, 5/15/19 144A	1,225,000	1,207
Elwood Energy LLC, 8.159%, 7/5/26	581,145	588
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,600,000	1,863
Intergen NV, 9.00%, 6/30/17 144A	665,000	698
NRG Energy, Inc., 7.25%, 2/1/14	500,000	501
NRG Energy, Inc., 7.375%, 1/15/17	865,000	865
Total		9,111
Total Below Investment Grade Segment (Cost: $169,219)		164,296
Money Market Investments (9.1%)
Asset-Backed Securities (CMO’s) (0.0%)
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	466,905	467
World Omni Auto Receivables Trust, 5.319%, 2/15/08 Series	266,162	266
Total		733

Autos (0.5%)
Daimler Chrysler Auto, 5.60%, 10/12/07	15,000,000	14,970
Total		14,970
Federal Government and Agencies (0.5%)
Fannie Mae, 4.40%, 2/4/08	2,400,000	2,396
Federal Home Loan Bank, 5.25%, 2/5/08	2,250,000	2,252
Federal Home Loan Bank, 5.50%, 12/27/07 Series 667	2,250,000	2,253
Federal Home Loan Mortgage Co., 4.70%, 12/10/07	5,000,000	4,956
Federal Home Loan Mortgage Co., 4.97%, 3/3/08	2,300,000	2,257
(b) Federal Home Loan Mortgage Co., 4.97%, 2/4/08	2,200,000	2,166
Total		16,280
Finance Lessors (2.0%)
Ranger Funding Co. LLC, 5.15%, 10/24/07	15,000,000	14,946
(b) Thunder Bay Funding, Inc., 5.65%, 10/11/07	30,000,000	29,943
Windmill Funding Corp., 5.20%, 10/26/07	15,000,000	14,942
Total		59,831
Finance Services (3.7%)
(b) Alpine Securitization, 5.85%, 10/11/07	15,000,000	14,971
(b) Alpine Securitization, 5.95%, 10/1/07	14,600,000	14,595
(b) Barton Capital LLC, 6.00%, 10/5/07	15,000,000	14,985
(b) Bryant Park Funding LLC, 5.25%, 10/25/07	15,000,000	14,943
(b) Bryant Park Funding LLC, 5.60%, 12/13/07	15,000,000	14,832
(b) Ciesco LLC, 5.65%, 10/3/07	15,000,000	14,992
(b) Ciesco LLC, 5.65%, 10/18/07	15,000,000	14,955
HBOS Treasury Services PLC, 5.81%, 4/9/08	3,000,000	2,998
Total		107,271
National Commercial Banks (0.2%)
(k) BankBoston, 6.375%, 4/15/08	1,800,000	1,809
(k) Rabobank USA, 4.84%, 10/1/07	3,400,000	3,399
Total		5,208
Security Brokers and Dealers (0.7%)
(k) The Goldman Sachs Group, Inc., 4.125%, 1/15/08	2,300,000	2,291
Merrill Lynch & Co., 5.13%, 10/1/07	15,000,000	14,995
Merrill Lynch & Co., 6.56%, 12/16/07	1,750,000	1,751
Morgan Stanley Dean Witter, 5.14%, 10/19/07	2,400,000	2,393
Total		21,430
Short Term Business Credit (1.5%)
Old Line Funding Corp., 5.45%, 10/26/07	15,000,000	14,939
Old Line Funding Corp., 5.65%, 10/11/07	15,000,000	14,971
Sheffield Receivables, 5.55%, 10/22/07	15,000,000	14,947
Total		44,857
Total Money Market Investments (Cost: $270,561)		270,580
Total Investments (104.6%) (Cost $2,807,146)(a)		3,111,780
Other Assets, Less Liabilities (-4.6%)		(135,969)
Total Net Assets (100.0%)		2,975,811

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $85,109, representing 2.86% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $2,807,146 and the net unrealized appreciation of investments based on that cost was $304,634 which is comprised of $358,649 aggregate gross unrealized appreciation and $54,015 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	62	12/07	$80
(Total Notional Value at October 31, 2007, $23,761 )
US Ten Year Treasury Note (Long)	213	12/07	$(63)
(Total Notional Value at October 31, 2007, $23,340 )

(c)	PIK - Payment In Kind

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(g)	All or a portion of the securities have been loaned.

Swap agreements outstanding on September 30, 2007:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000's)	Unrealized Appreciation (Depreciation) (000's)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	1 Month USD-LIBOR - 5 Basis Points (BPS)	Russell Midcap Value Index Total Return	5/2008	80,123	$1,026
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR - 45 BPS	5/2008	85,277	(2,273)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	1 Month USD-LIBOR + 4 BPS	Russell 1000 Value Index Total Return	5/2008	219,135	5,116
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 19 BPS	5/2008	229,109	(6,981)
Goldman Sachs International	Russell Midcap Value Index	1 Month USD-LIBOR + 15 BPS	Russell Midcap Value Index Total Return	5/2008	47,127	603
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR - 35 BPS	5/2008	50,141	(1,336)
Goldman Sachs International	Russell 1000 Value Index	1 Month USD-LIBOR + 10 BPS	Russell 1000 Value Index Total Return	5/2008	146,043	3,409
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 15 BPS	5/2008	152,699	(4,652)
Goldman Sachs International	Smallcap Value Synthetic Return	1 Month USD-LIBOR - 25 BPS	Smallcap Value Synthetic Total Return	5/2008	37,921	(204)
Goldman Sachs International	Smallcap Growth Synthetic Return	Smallcap Growth Synthetic Total Return	1 Month USD-LIBOR - 80 BPS	5/2008	38,671	(700)

						($5,992)

(k)	Securities with an aggregate market value of $7,499 (in thousands) have been pledged as collateral for swap contracts outstanding on September 30, 2007.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Domestic Common Stocks and Warrants (41.4%)	Shares/$ Par	Value $ (000’s)
LARGE CAP COMMON STOCKS (27.4%)
Consumer Discretionary (3.5%)
Abercrombie & Fitch Co. - Class A	3,200	$258
* Comcast Corp. - Class A	32,850	794
Fortune Brands, Inc.	5,100	416
Hilton Hotels Corp.	18,300	851
International Game Technology	18,600	802
J.C. Penney Co., Inc.	10,000	634
Johnson Controls, Inc.	10,100	1,192
* Kohl’s Corp.	14,300	820
The McGraw - Hill Companies, Inc.	11,600	591
News Corp. - Class A	45,200	994
NIKE, Inc. - Class B	12,600	739
Omnicom Group, Inc.	15,300	736
Staples, Inc.	29,650	637
Starwood Hotels & Resorts Worldwide, Inc.	6,600	401
Target Corp.	12,000	763
Total		10,628
Consumer Staples (3.0%)
Altria Group, Inc.	14,700	1,022
Avon Products, Inc.	26,600	998
CVS/Caremark Group	35,805	1,419
* Hansen Natural Corp.	12,700	720
Loews Corp. - Carolina Group	9,000	740
PepsiCo, Inc.	22,300	1,634
The Procter & Gamble Co.	18,700	1,315
Walgreen Co.	14,600	690
Wal-Mart Stores, Inc.	13,800	602
Total		9,140
Energy (2.5%)
Baker Hughes, Inc.	11,800	1,066
ConocoPhillips	5,800	509
Diamond Offshore Drilling, Inc.	5,900	668
EOG Resources, Inc.	5,600	405
Exxon Mobil Corp.	21,900	2,028
* National - Oilwell Varco, Inc.	3,600	520
Schlumberger, Ltd.	12,100	1,272
Valero Energy Corp.	5,500	369
XTO Energy, Inc.	10,400	643
Total		7,480
Financials (2.1%)
American Express Co.	13,300	790
American International Group, Inc.	9,300	629
CME Group, Inc.	1,200	705
Genworth Financial, Inc.	8,200	252
The Goldman Sachs Group, Inc.	5,000	1,084
JPMorgan Chase & Co.	8,400	385
Legg Mason, Inc.	5,000	421
Lehman Brothers Holdings, Inc.	11,200	691
Prudential Financial, Inc.	8,900	868
UBS AG	10,000	533
Total		6,358

Health Care (4.1%)
Abbott Laboratories	16,100	863
Baxter International, Inc.	15,100	850
* Celgene Corp.	13,600	970
* Genentech, Inc.	9,500	741
* Gilead Sciences, Inc.	29,800	1,219
* Hospira, Inc.	5,100	211
Johnson & Johnson	14,800	972
Medtronic, Inc.	17,700	998
Merck & Co., Inc.	23,000	1,189
Novartis AG, ADR	14,000	769
Shire PLC, ADR	4,800	355
* St. Jude Medical, Inc.	18,900	833
* Thermo Fisher Scientific, Inc.	18,800	1,085
UnitedHealth Group, Inc.	13,000	630
Wyeth	15,500	691
Total		12,376
Industrials (3.0%)
The Boeing Co.	10,800	1,134
Danaher Corp.	13,800	1,141
FedEx Corp.	8,700	911
General Electric Co.	37,800	1,565
Honeywell International, Inc.	19,600	1,166
* Spirit Aerosystems Holdings, Inc. - Class A	18,000	701
Textron, Inc.	15,600	970
United Technologies Corp.	19,000	1,529
Total		9,117
Information Technology (7.4%)
Accenture, Ltd. - Class A	24,700	994
* Adobe Systems, Inc.	9,300	406
* Amdocs, Ltd.	18,700	695
* Apple, Inc.	8,000	1,228
* Autodesk, Inc.	11,200	560
* Broadcom Corp. - Class A	27,500	1,002
* Cisco Systems, Inc.	44,400	1,471
Corning, Inc.	40,000	986
* eBay, Inc.	17,600	687
* Electronic Arts, Inc.	13,700	767
* EMC Corp.	8,900	185
* Google, Inc. - Class A	3,000	1,703
Hewlett - Packard Co.	29,200	1,454
Intel Corp.	62,700	1,622
International Business Machines Corp.	8,000	942
KLA - Tencor Corp.	16,300	909
Maxim Integrated Products, Inc.	24,000	704
Microsoft Corp.	50,500	1,489
* Oracle Corp.	51,100	1,106
QUALCOMM, Inc.	24,300	1,027
Telefonaktiebolaget LM Ericsson, ADR	22,700	903
Texas Instruments, Inc.	26,700	977
* Yahoo!, Inc.	11,566	310
Total		22,127

Materials (0.9%)
Monsanto Co.	18,900	1,620
Praxair, Inc.	13,100	1,097
Total		2,717
Telecommunication Services (0.6%)
AT&T, Inc.	22,200	939
* NII Holdings, Inc.	11,000	904
Total		1,843
Utilities (0.3%)
Exelon Corp.	13,500	1,017
Total		1,017
Total LARGE CAP COMMON STOCKS		82,803
MID CAP COMMON STOCKS (11.0%)
Consumer Discretionary (1.9%)
Abercrombie & Fitch Co. - Class A	9,200	742
* Coach, Inc.	8,300	392
* Collective Brands, Inc.	11,800	260
* Dollar Tree Stores, Inc.	11,200	454
* Focus Media Holding, Ltd., ADR	9,400	545
* GameStop Corp. - Class A	20,100	1,133
International Game Technology	10,200	440
* Jack in the Box, Inc.	4,400	285
* Kohl’s Corp.	5,400	310
* O’Reilly Automotive, Inc.	11,500	384
Orient - Express Hotels, Ltd. - Class A	4,500	231
* Saks, Inc.	11,300	194
Starwood Hotels & Resorts Worldwide, Inc.	3,200	194
* Urban Outfitters, Inc.	8,300	181
Total		5,745
Consumer Staples (0.2%)
* Bare Escentuals, Inc.	15,300	381
Longs Drug Stores Corp.	6,200	308
Total		689
Energy (1.1%)
* Cameron International Corp.	8,500	784
Diamond Offshore Drilling, Inc.	5,400	612
* National - Oilwell Varco, Inc.	2,900	419
Range Resources Corp.	8,200	333
Smith International, Inc.	11,500	821
* Southwestern Energy Co.	7,000	293
Total		3,262
Financials (0.8%)
Assured Guaranty, Ltd.	6,200	168
CME Group, Inc.	700	411
* IntercontinentalExchange, Inc.	1,815	276
* Investment Technology Group, Inc.	12,400	533
MBIA, Inc.	2,600	159
SEI Investments Co.	13,600	371
T. Rowe Price Group, Inc.	9,100	507
Total		2,425

Health Care (2.3%)
* Celgene Corp.	5,400	385
* Charles River Laboratories International, Inc.	3,000	168
* DaVita, Inc.	32,550	2,058
* Express Scripts, Inc.	12,200	681
* Immucor, Inc.	9,100	325
* Intuitive Surgical, Inc.	2,800	644
* Kyphon, Inc.	4,100	287
* Lincare Holdings, Inc.	10,200	374
Mentor Corp.	3,400	157
* Pediatrix Medical Group, Inc.	7,800	510
* Psychiatric Solutions, Inc.	13,700	538
* VCA Antech, Inc.	11,200	468
Total		6,595
Industrials (1.7%)
C.H. Robinson Worldwide, Inc.	9,150	497
* Corrections Corp. of America	16,000	419
Expeditors International of Washington, Inc.	9,800	464
Harsco Corp.	6,800	403
J.B. Hunt Transport Services, Inc.	10,000	263
Joy Global, Inc.	2,900	147
Knight Transportation, Inc.	22,700	391
The Manitowoc Co., Inc.	8,600	381
* Monster Worldwide, Inc.	6,700	228
MSC Industrial Direct Co., Inc. - Class A	7,500	379
Ritchie Bros. Auctioneers, Inc.	7,400	482
Robert Half International, Inc.	6,775	202
* Spirit Aerosystems Holdings, Inc. - Class A	13,100	510
* Stericycle, Inc.	8,200	469
Total		5,235
Information Technology (2.5%)
* Activision, Inc.	23,221	501
Amphenol Corp. - Class A	14,700	584
* Autodesk, Inc.	7,200	360
* Citrix Systems, Inc.	11,900	480
* Cognizant Technology Solutions Corp. - Class A	6,100	487
* Digital River, Inc.	7,600	340
FactSet Research Systems, Inc.	7,200	494
* Foundry Networks, Inc.	18,000	320
Harris Corp.	4,300	248
KLA-Tencor Corp.	8,400	469
* MEMC Electronic Materials, Inc.	6,600	388
* Mettler-Toledo International, Inc.	3,000	306
Microchip Technology, Inc.	17,000	617
* Network Appliance, Inc.	10,400	280
* NVIDIA Corp.	13,350	484
* ValueClick, Inc.	18,400	413
* VeriFone Holdings, Inc.	12,100	536
Total		7,307
Materials (0.3%)
* Owens-Illinois, Inc.	10,100	419
Praxair, Inc.	7,400	620
Total		1,039

Other Holdings (0.1%)
SPDR Metals & Mining ETF	4,900	313

Total		313

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	11,200	384

Total		384

Total MID CAP COMMON STOCKS		32,994

SMALL CAP COMMON STOCKS (3.0%)
Consumer Discretionary (0.4%)
Arbitron, Inc.	1,500	68
* California Pizza Kitchen, Inc.	3,700	65
* Capella Education Co.	3,000	168
* Force Protection, Inc.	3,400	74
* Global Sources, Ltd.	1,300	29
* GSI Commerce, Inc.	3,801	101
* Life Time Fitness, Inc.	2,300	141
* LKQ Corp.	3,100	108
* Lululemon Athletica, Inc.	1,340	56
National CineMedia, Inc.	2,800	63
Orient-Express Hotels, Ltd. - Class A	1,800	92
* Pinnacle Entertainment, Inc.	4,000	109
Sotheby’s	1,000	48
* Volcom, Inc.	1,200	51
* Zumiez, Inc.	950	42

Total		1,215

Consumer Staples (0.1%)
* Central European Distribution Corp.	2,800	134
UAP Holding Corp.	5,300	166

Total		300

Energy (0.2%)
* Dril-Quip, Inc.	3,700	183
* Global Industries, Ltd.	1,900	49
* Hercules Offshore, Inc.	1,700	44
* Oceaneering International, Inc.	2,800	212
* T-3 Energy Services, Inc.	2,700	115
* Tesco Corp.	1,500	41
* W-H Energy Services, Inc.	900	66

Total		710

Financials (0.2%)
CoBiz Financial, Inc.	2,500	43
* Encore Bancshares, Inc.	1,900	40
* FCStone Group, Inc.	3,000	97
* Global Cash Access Holdings, Inc.	8,500	90
Greenhill & Co., Inc.	2,200	134
* KBW, Inc.	2,891	83
optionsXpress Holdings, Inc.	4,561	119
PrivateBancorp, Inc.	1,400	49

Total		655

Health Care (0.4%)
* Adams Respiratory Therapeutics, Inc.	1,966	76
* Cepheid, Inc.	2,600	59
* Hologic, Inc.	900	55
* Masimo Corp.	2,800	72
Meridian Bioscience, Inc.	4,600	139
* Natus Medical, Inc.	3,136	50
* NuVasive, Inc.	1,900	68
* Obagi Medical Products, Inc.	4,400	81
* Pediatrix Medical Group, Inc.	2,200	144
* Providence Service Corp.	7,405	217
* Psychiatric Solutions, Inc.	2,300	90
* The Spectranetics Corp.	3,100	42
* Thoratec Corp.	6,000	124
* TomoTherapy, Inc.	2,400	56

Total		1,273

Industrials (0.3%)
* The Advisory Board Co.	1,400	82
* Astronics Corp.	438	19
* Axsys Technologies, Inc.	2,682	83
Bucyrus International, Inc.- Class A	1,000	73
* Corrections Corp. of America	5,200	136
* Huron Consulting Group, Inc.	1,300	94
Kaydon Corp.	1,300	68
Knight Transportation, Inc.	7,337	126
* Marlin Business Services Corp.	8,500	122
* Team, Inc.	2,800	77
* VistaPrint, Ltd.	1,200	45

Total		925

Information Technology (1.1%)
* Aruba Networks, Inc.	3,700	74
* Bankrate, Inc.	1,900	88
* Bidz.com, Inc.	676	9
* Blackboard, Inc.	3,500	160
* BladeLogic, Inc.	91	2
* comScore, Inc.	2,349	63
* Comtech Group, Inc.	4,900	89
* Cymer, Inc.	500	19
* DealerTrack Holdings, Inc.	3,718	156
* Digital River, Inc.	1,000	45
* Diodes, Inc.	4,200	135
* IHS, Inc. - Class A	2,200	124
* Insight Enterprises, Inc.	6,000	155
* Kenexa Corp.	1,951	60
* Limelight Networks, Inc.	5,210	46
* Loopnet, Inc.	1,200	25
* Macrovision Corp.	6,000	148
* Melanox Technologies, Ltd.	3,700	72
* Netlogic Microsystems, Inc.	5,600	202
* Omniture, Inc.	600	18
* Polycom, Inc.	1,400	38
* Riverbed Technology, Inc.	1,600	65
* Silicon Image, Inc.	5,800	30
* SiRF Technology Holdings, Inc.	4,800	102
* Sohu.com, Inc.	3,300	124
* SonicWALL, Inc.	11,090	97
* Spreadtrum Communications, Inc., ADR	400	6
* Switch & Data Facilities Co.	9,232	150

* Synaptics, Inc.		1,500	72
* Synchronoss Technologies, Inc.		2,300	97
* Taleo Corp. - Class A		2,400	61
* TechTarget		2,300	39
* Tessera Technologies, Inc.		5,700	214
* The9, Ltd., ADR		2,200	76
* THQ, Inc.		6,146	154
* The Ultimate Software Group, Inc.		4,850	169
* ValueClick, Inc.		3,090	69

Total			3,253

Materials (0.1%)
A.M. Castle & Co.		1,859	61
Airgas, Inc.		1,900	98
Silgan Holdings, Inc.		1,700	91

Total			250

Other Holdings (0.0%)
SPDR Metals & Mining ETF		1,400	90

Total			90

Telecommunication Services (0.1%)
* Centennial Communications Corp.		6,500	66
* Glu Mobile, Inc.		7,400	67
* PAETEC Holding Corp.		5,198	65

Total			198

Utilities (0.1%)
ITC Holdings Corp.		4,200	208

Total			208

Total SMALL CAP COMMON STOCKS			9,077

Total Domestic Common Stocks and Warrants (Cost: $100,333)			124,874

	Country
Foreign Common Stocks (19.0%)
Consumer Discretionary (2.2%)
Bridgestone Corp.	Japan	15,800	349
British Sky Broadcasting Group PLC	United Kingdom	37,025	524
* Central European Media Enterprises, Ltd.	Czech Republic	4,955	454
Compagnie Financiere Richemont SA	Switzerland	7,670	508
Esprit Holdings, Ltd.	Hong Kong	41,200	655
Fiat SPA	Italy	18,980	576
* Focus Media Holding, Ltd., ADR	China	8,600	499
Hugo Boss AG	Germany	5,985	406
Industria de Diseno Textil SA	Spain	7,170	483
InterContinental Hotels Group PLC	United Kingdom	13,841	271
Kuoni Reisen Holding AG	Switzerland	174	82
Makita Corp.	Japan	11,200	491
PPR	France	2,370	446
Resorts World Berhad	Malaysia	111,300	128
Swatch Group AG	Switzerland	1,755	576
* Urbi Desarollos Urbanos SA	Mexico	59,015	220

Total			6,668

Consumer Staples (1.4%)
* Barry Callebaut AG	Switzerland	390	287
Coca-Cola Hellenic Bottling Co. SA	Greece	10,925	631
Heineken NV	Netherlands	9,415	618
InBev NV	Belgium	7,085	642
Kerry Group PLC	Ireland	8,985	266
Reckitt Benckiser PLC	United Kingdom	13,265	783
Unilever NV	Netherlands	14,600	451
Woolworths, Ltd.	Australia	20,290	535

Total			4,213

Energy (1.1%)
* Artumas Group, Inc.	Norway	16,720	173
* China Coal Energy Co.	China	295,000	877
* Electromagnetic GeoServices AS	Norway	8,785	147
Expro International Group PLC United Kingdom		23,425	466
Nexen, Inc. Canada		13,660	417
* Petroleum Geo-Services ASA	Norway	13,885	400
Reliance Industries, Ltd. India		12,221	704
* Seajacks International, Ltd.	Norway	10,840	107

Total			3,291

Financials (2.6%)
Admiral Group PLC	United Kingdom	8,135	148
Aeon Mall Co., Ltd.	Japan	13,800	422
Allianz SE	Germany	2,455	574
Anglo Irish Bank Corp. PLC	Ireland	33,035	624
Ardepro Co., Ltd.	Japan	933	242
Azimut Holding SPA	Italy	20,620	319
Banco Espanol de Credito SA	Spain	8,449	157
Banco Espirito Santo SA	Portugal	18,915	429
* Banco Popolare Scarl	Italy	5,374	121
Beijing North Star Co., Ltd.	China	224,000	199
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	5,385	410
Hopson Development Holdings, Ltd.	Hong Kong	132,000	440
Housing Development Finance Corp., Ltd.	India	10,147	643
Hypo Real Estate Holding AG	Germany	5,205	296
Industrial Bank of Korea	Korea	10,420	225
Julius Baer Holding AG	Switzerland	4,440	332
Manulife Financial Corp.	Canada	13,490	557
Piraeus Bank SA	Greece	15,000	536
PT Bank Rakyat Indonesia	Indonesia	177,000	128
* Scandinavian Property Development ASA	Norway	21,760	161
* Tag Tegernsee Immobilien-und Beteiligungs AG	Germany	21,530	253
The Toronto-Dominion Bank	Canada	4,130	316
Unicredito Italiano SPA	Italy	42,805	366

Total			7,898

Health Care (1.1%)
* Actelion, Ltd.	Switzerland	7,840	434
CSL, Ltd.	Australia	6,700	637
Daiichi Sankyo Co., Ltd.	Japan	16,900	508
Shire PLC, ADR	United Kingdom	6,420	475
Stada Arzneimittel AG	Germany	7,540	492
Terumo Corp.	Japan	9,900	500
* William Demant Holding A/S	Denmark	3,955	350

Total			3,396

Industrials (4.9%)
ABB, Ltd., ADR	Switzerland	36,540	958
Alstom	France	3,735	759
Atlas Copco AB	Sweden	29,490	510
BAE Systems PLC	United Kingdom	48,165	485
Bharat Heavy Electricals, Ltd.	India	13,140	670
CAE, Inc.	Canada	37,930	511
Capita Group PLC	United Kingdom	34,151	506
China Infrastructure Machinery Holdings, Ltd.	China	60,000	139
Companhia de Concessoes Rodoviarias	Brazil	31,080	632
Cosco Corp., Singapore, Ltd.	Singapore	110,000	441
Daewoo Engineering & Construction Co., Ltd.	Korea	13,270	381
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	4,240	268
Far Eastern Textile, Ltd.	Taiwan	76,000	102
FLSmidth & Co. A/S	Denmark	6,860	730
IVRCL Infrastructures and Projects, Ltd.	India	43,460	461
Keppel Corp., Ltd.	Singapore	22,000	213
Komatsu, Ltd.	Japan	18,800	632
* Kuehne & Nagel International AG	Switzerland	5,880	579
LG Corp.	Korea	4,000	275
Metso Corp.	Finland	9,815	676
Michael Page International PLC	United Kingdom	47,060	395
MTU Aero Engines Holding AG	Germany	9,400	572
* Prysmian SPA	Italy	18,365	525
Saipem SPA	Italy	13,005	553
SembCorp Marine, Ltd.	Singapore	183,400	568
SGS SA	Switzerland	355	406
Tianjin Development Holdings, Ltd.	Hong Kong	271,000	386
TNT NV	Netherlands	8,755	367
Vinci SA	France	4,410	345
Wavin NV	Netherlands	20,625	369

Total			14,414

Information Technology (2.5%)
* Autonomy Corp. PLC	United Kingdom	37,262	660
Delta Electronics, Inc.	Taiwan	65,000	252
EVS Broadcast Equipment SA	Belgium	3,240	324
* Gresham Computing PLC	United Kingdom	36,400	79
Hon Hai Precision Industry Co., Ltd.	Taiwan	56,600	427
Kontron AG	Germany	31,501	704
* LG. Philips LCD Co., Ltd.	Korea	10,550	505
MediaTek, Inc.	Taiwan	24,000	432
Neopost SA	France	3,360	474
Nippon Electric Glass Co.	Japan	26,000	419
* Redecard SA	Brazil	1,550	29
SAP AG	Germany	10,240	599
Star Micronics Co., Ltd.	Japan	24,400	756
Sumco Corp.	Japan	10,800	440
Telechips, Inc.	Korea	4,021	79
* Temenos Group AG	Switzerland	24,473	572
* The9, Ltd., ADR	China	3,500	121
VTech Holdings, Ltd.	Hong Kong	50,000	370
Wistron Corp.	Taiwan	115,000	208

Total			7,450

Materials (1.9%)
Akzo Nobel NV	Netherlands	5,435	448
Anglo American PLC	United Kingdom	9,059	606
BHP Billiton, Ltd.	Australia	19,365	765
Companhia Vale do Rio Doce, ADR	Brazil	22,400	759
* Crew Minerals ASA	Norway	70,755	152
CRH PLC	Ireland	11,015	432
Imperial Chemical Industries PLC	United Kingdom	35,609	475
K+S AG	Germany	3,375	619
Potash Corp. of Saskatchewan, Inc.	Canada	5,665	599

Sika AG	Switzerland	185	360
* Smurfit Kappa Group PLC	Ireland	8,225	191
Syngenta AG	Switzerland	2,055	443

Total			5,849

Other Holdings (0.1%)
Nomura ETF - Nikkei 225	Japan	2,040	301

Total			301

Telecommunications (0.7%)
* Bharti Airtel, Ltd.	India	14,355	339
China Mobile, Ltd.	Hong Kong	50,500	828
Tele2 AB	Sweden	30,460	658
* Telenor ASA	Norway	18,990	380

Total			2,205

Utilities (0.5%)
CEZ	Czech Republic	10,445	644
PT Perusahaan Gas Negara	Indonesia	358,500	472
Veolia Environnement	France	5,070	437

Total			1,553

Total Foreign Common Stocks (Cost: $42,911)			57,238

Investment Grade Segment (7.1%)
Aerospace/Defense (0.4%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		145,000	143
Boeing Capital Corp., 4.75%, 8/25/08		255,000	255
General Dynamics Corp., 3.00%, 5/15/08		305,000	301
General Dynamics Corp., 4.25%, 5/15/13		70,000	66
Lockheed Martin Corp., 7.65%, 5/1/16		100,000	112
Raytheon Co., 5.50%, 11/15/12		305,000	309

Total			1,186

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09		155,000	156
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31		20,000	25

Total			181

Banking (0.8%)
Bank of America Corp., 5.625%, 10/14/16		65,000	65
Bank of New York, 4.95%, 1/14/11		75,000	75
Bank One Corp., 5.25%, 1/30/13		235,000	233
Barclays Bank PLC, 5.926%, 12/15/16 144A		115,000	109
BB&T Corp., 4.90%, 6/30/17		20,000	18
BNP Paribas, 5.186%, 6/29/15 144A		10,000	9
Citigroup, Inc., 5.125%, 5/5/14		120,000	117
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49		20,000	19
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A		60,000	56
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12		250,000	251
Mellon Funding Corp., 6.375%, 2/15/10		260,000	266
National Australia Bank, Ltd., 4.80%, 4/6/10 144A		199,000	199
Northern Trust Corp., 5.30%, 8/29/11		45,000	45

PNC Funding Corp., 5.625%, 2/1/17	50,000	49
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	241
UnionBanCal Corp., 5.25%, 12/16/13	50,000	49
US Bank NA, 4.80%, 4/15/15	90,000	85
Wachovia Corp., 5.35%, 3/15/11	175,000	175
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	68
Wells Fargo Bank NA, 5.75%, 5/16/16	15,000	15
Zions Bancorporation, 5.50%, 11/16/15	125,000	120

Total		2,264

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	15,000	14
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	15,000	15
Bottling Group LLC, 5.50%, 4/1/16	65,000	65
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	90
Diageo Capital PLC, 4.375%, 5/3/10	45,000	44
PepsiCo, Inc., 5.15%, 5/15/12	65,000	66
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	160

Total		454

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	39

Total		39

Cable/Media/Broadcasting/Satellite (0.4%)
CBS Corp., 6.625%, 5/15/11	25,000	26
Clear Channel Communications, Inc., 6.25%, 3/15/11	115,000	105
Comcast Corp., 5.875%, 2/15/18	35,000	34
Comcast Corp., 6.30%, 11/15/17	100,000	102
Cox Communications, Inc., 4.625%, 1/15/10	45,000	44
Historic TW, Inc., 6.625%, 5/15/29	85,000	83
News America, Inc., 6.15%, 3/1/37	5,000	5
News America, Inc., 6.40%, 12/15/35	35,000	34
Rogers Cable, Inc., 5.50%, 3/15/14	275,000	264
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	70
Time Warner Cable, Inc., 5.40%, 7/2/12 144A	40,000	40
Time Warner Cable, Inc., 6.55%, 5/1/37 144A	5,000	5
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	258
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	64
Viacom, Inc., 5.75%, 4/30/11	65,000	66

Total		1,210

Conglomerate/Diversified Manufacturing (0.0%)
United Technologies Corp., 6.35%, 3/1/11	60,000	63

Total		63

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	147
Fortune Brands, Inc., 5.375%, 1/15/16	40,000	38
The Gillette Co., 2.50%, 6/1/08	350,000	344
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	38

Total		567

Electric Utilities (1.4%)
Bruce Mansfield Unit, 6.85%, 6/1/34 144A	30,000	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	24
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	16
CMS Energy Corp., 6.875%, 12/15/15	100,000	101
Consolidated Edison Co. of New York, 5.375%, 12/15/15	30,000	29
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	34
Consolidated Edison Co. of New York, 6.30%, 8/15/37	20,000	20
Consumers Energy Co., 4.80%, 2/17/09	310,000	309
DTE Energy Co., 7.05%, 6/1/11	380,000	400
Duke Energy Corp., 6.45%, 10/15/32	100,000	103
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	52
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	51
Exelon Generation Co. LLC, 6.20%, 10/1/17	15,000	15
Florida Power & Light Co., 5.625%, 4/1/34	60,000	56
Florida Power Corp., 4.50%, 6/1/10	178,000	176
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	152
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	58,707	58
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	99
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	44
Nevada Power Co., 5.875%, 1/15/15	95,000	93
Nevada Power Co., 6.50%, 5/15/18	95,000	96
Northern States Power Co., 5.25%, 10/1/18	15,000	14
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	75
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	56
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	25,000	25
PacifiCorp, 5.45%, 9/15/13	240,000	238
PacifiCorp, 5.75%, 4/1/37	55,000	52
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	116
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	22
Progress Energy, Inc., 6.85%, 4/15/12	60,000	63
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	109
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	97
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	88
Puget Sound Energy, Inc., 3.363%, 6/1/08	115,000	113
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	59
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	15
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	10
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	30
Southern California Edison Co., 5.00%, 1/15/16	115,000	110
Southern California Edison Co., 5.55%, 1/15/37	10,000	9
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Tampa Electric Co., 6.15%, 5/15/37	25,000	24
Tampa Electric Co., 6.55%, 5/15/36	30,000	31
Toledo Edison Co. 6.15%, 5/15/37	75,000	70
Union Electric Co., 6.40%, 6/15/17	10,000	10
Virginia Electric & Power Co., 6.00%, 5/15/37	130,000	124
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	50

Total		3,883

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	15

Total		15

Food Processors (0.2%)
Delhaize America, Inc., 6.50%, 6/15/17 144A	40,000	40
General Mills, Inc., 5.70%, 2/15/17	55,000	54
Kellogg Co., 6.60%, 4/1/11	295,000	309
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	170

Kraft Foods, Inc., 6.50%, 8/11/17	25,000	26
Smithfield Foods, Inc., 7.75%, 5/15/13	55,000	56

Total		655

Gaming/Lodging/Leisure (0.0%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	31
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	95,000	94

Total		125

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	123
El Paso Corp., 7.00%, 6/15/17	25,000	25
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	105
Kinder Morgan Finance, 5.35%, 1/5/11	135,000	132
Pride International, Inc., 7.375%, 7/15/14	45,000	46
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	19

Total		450

Independent Finance (0.2%)
GMAC LLC, 6.00%, 12/15/11	125,000	115
HSBC Finance Corp., 4.125%, 11/16/09	195,000	191
International Lease Finance Corp., 4.75%, 1/13/12	100,000	97
iStar Financial, Inc., 5.15%, 3/1/12	90,000	83

Total		486

Industrials - Other (0.1%)
Centex Corp., 5.45%, 8/15/12	45,000	41
Centex Corp., 7.875%, 2/1/11	15,000	15
DR Horton, Inc., 5.375%, 6/15/12	30,000	27
DR Horton, Inc., 7.875%, 8/15/11	10,000	10
KB HOME, 7.75%, 2/1/10	95,000	89
Lennar Corp., 5.95%, 10/17/11	70,000	64

Total		246

Information/Data Technology (0.0%)
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	39

Total		39

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	70

Total		70

Metals/Mining (0.0%)
Alcoa, Inc., 5.72%, 2/23/19	100,000	96
Alcoa, Inc., 5.90%, 2/1/27	55,000	52

Total		148

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	37

Countrywide Home Loans, Inc., 4.125%, 9/15/09	15,000	14
Residential Capital LLC, 7.00%, 2/22/11	130,000	106
Residential Capital LLC, 7.50%, 4/17/13	130,000	105

Total		262

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.40%, 7/15/14	45,000	44

Total		44

Oil and Gas (0.6%)
Anadarko Finance Co., 7.50%, 5/1/31	60,000	65
Anadarko Petroleum Corp., 5.95%, 9/15/16	45,000	45
Apache Corp., 6.00%, 1/15/37	20,000	19
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	24
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	25,000	24
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	40,000	40
Conoco Funding Co., 6.35%, 10/15/11	215,000	225
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	45,000	45
Devon Energy Corp., 7.95%, 4/15/32	25,000	30
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	137
EnCana Corp., 6.625%, 8/15/37	5,000	5
EnCana Holdings Finance Corp., 5.80%, 5/1/14	60,000	60
Hess Corp., 7.125%, 3/15/33	20,000	22
Marathon Oil Corp., 6.60%, 10/1/37	10,000	10
Nexen, Inc., 5.875%, 3/10/35	105,000	96
Occidental Petroleum, 4.00%, 11/30/07	120,000	120
Pemex Project Funding Master Trust, 5.75%, 12/15/15	200,000	201
Petro-Canada, 5.95%, 5/15/35	55,000	52
Pioneer Natural Resource, 6.875%, 5/1/18	110,000	103
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	20
Sunoco, Inc., 5.75%, 1/15/17	65,000	64
Talisman Energy, Inc., 5.85%, 2/1/37	53,000	47
Tesoro Corp., 6.25%, 11/1/12	120,000	120
Tesoro Corp., 6.50%, 6/1/17 144A	140,000	139
Valero Energy Corp., 6.125%, 6/15/17	15,000	15
Valero Energy Corp., 6.625%, 6/15/37	50,000	51
XTO Energy, Inc., 5.30%, 6/30/15	15,000	14
XTO Energy, Inc., 6.75%, 8/1/37	15,000	16

Total		1,809

Other Finance (0.1%)
Capmark Financial Group, 6.30%, 5/10/17 144A	5,000	4
Eaton Vance Corp., 6.50%, 10/2/17	15,000	15
SLM Corp., 5.375%, 5/15/14	30,000	26
SLM Corp., 5.45%, 4/25/11	255,000	241

Total		286

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48

Total		48

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	251
Wyeth, 5.95%, 4/1/37	45,000	43

Total		294

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	614
The Progressive Corp., 6.70%, 6/15/37	15,000	15
The Travelers Companies, Inc., 6.25%, 6/15/37	25,000	24

Total		653

Railroads (0.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	240,000	243
Burlington North Santa Fe, 6.15%, 5/1/37	25,000	24
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	15,000	14
CSX Corp., 6.15%, 5/1/37	25,000	24
CSX Corp., 6.25%, 3/15/18	30,000	30
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 3.875%, 2/15/09	240,000	235
Union Pacific Corp., 5.65%, 5/1/17	25,000	24
Union Pacific Corp., 6.65%, 1/15/11	45,000	46
Union Pacific Corp., 7.375%, 9/15/09	240,000	251

Total		942

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	50
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	24
Colonial Realty LP, 6.05%, 9/1/16	20,000	19
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	78
Duke Realty LP, 5.95%, 2/15/17	45,000	43
ERP Operating LP, 5.25%, 9/15/14	120,000	114
ERP Operating LP, 5.75%, 6/15/17	25,000	24
First Industrial LP, 5.25%, 6/15/09	50,000	50
Health Care Property Investors, Inc., 6.00%, 1/30/17	25,000	24
HRPT Properties Trust, 5.75%, 11/1/15	65,000	61
ProLogis, 5.50%, 3/1/13	115,000	113
ProLogis, 5.75%, 4/1/16	65,000	63
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	217
Simon Property Group LP, 5.375%, 6/1/11	195,000	194
Simon Property Group LP, 5.60%, 9/1/11	50,000	50
Simon Property Group LP, 6.10%, 5/1/16	95,000	95

Total		1,244

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	57
CVS/Caremark Corp., 6.125%, 8/15/16	55,000	55
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	39
The Kroger Co., 6.40%, 8/15/17	10,000	10
The Kroger Co., 6.80%, 12/15/18	5,000	5
The Kroger Co., 7.00%, 5/1/18	30,000	32

Total		198

Retail Stores (0.4%)
Costco Wholesale Corp., 5.30%, 3/15/12	15,000	15
Federated Department Stores, Inc., 6.30%, 4/1/09	320,000	323
Federated Retail Holdings, Inc., 5.35%, 3/15/12	40,000	39
The Home Depot, Inc., 5.875%, 12/16/36	310,000	265
JC Penney Corp., Inc., 5.75%, 2/15/18	5,000	5
JC Penney Corp., Inc., 6.375%, 10/15/36	10,000	9
JC Penney Corp., Inc., 6.875%, 10/15/15	30,000	31

JC Penney Corp., Inc., 7.95%, 4/1/17	40,000	44
Kohl’s Corp., 6.25%, 12/15/17	25,000	25
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	10
May Department Stores Co., 6.65%, 7/15/24	5,000	5
Target Corp., 5.375%, 5/1/17	80,000	77
Target Corp., 5.40%, 10/1/08	215,000	215
Wal-Mart Stores, Inc., 5.875%, 4/5/27	60,000	58

Total		1,121

Security Brokers and Dealers (0.2%)
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	185
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	25,000	23
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	75,000	72
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	60,000	58
Lehman Brothers Holdings, Inc., 6.875%, 7/17/37	5,000	5
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	20,000	20
Merrill Lynch & Co., Inc., 5.70%, 5/2/17	170,000	165
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	20
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	10,000	10
Morgan Stanley, 6.25%, 8/9/26	60,000	59

Total		617

Telecommunications (0.4%)
(e) AT&T Corp., 8.00%, 11/15/31	200,000	243
British Telecom PLC, 9.125%, 12/15/30	30,000	40
Deutsche Telekom International Finance, 5.75%, 3/23/16	35,000	35
Embarq Corp., 6.738%, 6/1/13	50,000	52
Embarq Corp., 7.082%, 6/1/16	35,000	36
Embarq Corp., 7.995%, 6/1/36	10,000	11
France Telecom SA, 8.50%, 3/1/31	55,000	71
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	51
Sprint Capital Corp., 6.90%, 5/1/19	15,000	15
Sprint Capital Corp., 8.375%, 3/15/12	185,000	204
Sprint Capital Corp., 8.75%, 3/15/32	30,000	34
Telecom Italia Capital, 4.00%, 1/15/10	130,000	127
Telecom Italia Capital, 6.20%, 7/18/11	100,000	102
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	76
Vodafone Group PLC, 5.50%, 6/15/11	160,000	160

Total		1,257

Tobacco (0.1%)
Reynolds America, Inc., 6.75%, 6/15/17	15,000	15
Reynolds America, Inc., 7.25%, 6/15/37	15,000	16
Reynolds America, Inc., 7.625%, 6/1/16	115,000	122

Total		153

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	45
Johnson Controls, Inc., 5.50%, 1/15/16	45,000	44
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	29

Total		118

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	110

Total		110

Total Investment Grade Segment (Cost: $21,642)		21,237

Governments (3.0%)
Governments (3.0%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	104
Overseas Private Investment, 4.10%, 11/15/14	93,840	92
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	828
US Treasury, 3.75%, 5/15/08	66,000	66
US Treasury, 4.00%, 8/31/09	812,000	813
US Treasury, 4.125%, 8/31/12	632,000	629
US Treasury, 4.50%, 5/15/17	10,000	10
US Treasury, 4.625%, 7/31/09	479,000	485
US Treasury, 4.625%, 7/31/12	1,753,000	1,784
US Treasury, 4.75%, 8/15/17	2,500,000	2,533
US Treasury, 4.75%, 2/15/37	1,346,000	1,327
US Treasury Inflation Index Bond, 2.625%, 7/15/17	277,397	286

Total Governments (Cost: $8,979)		8,957

Structured Products (10.8%)
Structured Products (10.8%)
AEP Texas Central Transition Funding, 5.306%, 7/1/21	1,183,000	1,143
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.644%, 2/14/43 IO	4,339,955	160
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	107,549	108
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.191%, 1/25/37 144A	216,465	215
Banc of America Funding Corp., Series 2007-4, Class TA1A, 5.221%, 5/25/37 144A	267,904	265
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	288,000	285
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.519%, 6/25/34	645,000	637
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	139
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	154,555	153
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	153,628	153
Countrywide Home Loans, Series 2005-31, Class 2A1, 5.498%, 1/25/36	91,054	91
Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	157,212	154
Fannie Mae Whole Loan, 6.25%, 5/25/42	424,399	433
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	137,886	130
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	202,728	195
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	454,156	437
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	306,216	301
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	42,452	42
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	151,558	149
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	165,636	162
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,041,481	994
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	1,821,584	1,739
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	57,036	57
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	160,193	160
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	27,706	28
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	227,003	226
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	597,337	596
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	132,783	130
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	836,046	819
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	499,043	506

Federal Home Loan Mortgage Corp. TBA, 5.50%, 11/1/37	223,617	219
Federal Home Loan Mortgage Corp. TBA, 6.00%, 11/1/37	1,263,000	1,262
Federal National Mortgage Association, 4.50%, 6/1/19	389,940	376
Federal National Mortgage Association, 4.50%, 12/1/19	43,671	42
Federal National Mortgage Association, 4.50%, 7/1/20	242,462	234
Federal National Mortgage Association, 5.00%, 3/1/20	184,821	182
Federal National Mortgage Association, 5.00%, 4/1/20	76,138	75
Federal National Mortgage Association, 5.00%, 5/1/20	300,810	295
Federal National Mortgage Association, 5.00%, 11/1/34	991,411	948
Federal National Mortgage Association, 5.00%, 4/1/35	158,318	151
Federal National Mortgage Association, 5.00%, 7/1/35	435,837	416
Federal National Mortgage Association, 5.00%, 10/1/35	80,553	77
Federal National Mortgage Association, 5.17%, 1/1/16	212,125	208
Federal National Mortgage Association, 5.284%, 4/1/16	573,182	567
Federal National Mortgage Association, 5.32%, 4/1/14	138,519	138
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	152
Federal National Mortgage Association, 5.50%, 4/1/21	180,366	180
Federal National Mortgage Association, 5.50%, 10/1/34	562,205	552
Federal National Mortgage Association, 5.50%, 3/1/35	185,067	181
Federal National Mortgage Association, 5.50%, 7/1/35	72,007	71
Federal National Mortgage Association, 5.50%, 8/1/35	126,399	124
Federal National Mortgage Association, 5.50%, 9/1/35	1,254,671	1,231
Federal National Mortgage Association, 5.50%, 10/1/35	1,332,759	1,306
Federal National Mortgage Association, 5.50%, 11/1/35	944,777	927
Federal National Mortgage Association, 5.50%, 12/1/36	329,595	323
Federal National Mortgage Association, 5.50%, 1/1/37	186,446	183
Federal National Mortgage Association, 5.50%, 2/1/37	985,884	965
Federal National Mortgage Association, 6.00%, 10/1/34	527,908	530
Federal National Mortgage Association, 6.00%, 11/1/34	388,793	390
Federal National Mortgage Association, 6.00%, 5/1/35	14,903	15
Federal National Mortgage Association, 6.00%, 6/1/35	3,660	4
Federal National Mortgage Association, 6.00%, 7/1/35	215,298	216
Federal National Mortgage Association, 6.00%, 10/1/35	167,213	168
Federal National Mortgage Association, 6.00%, 11/1/35	337,214	338
Federal National Mortgage Association, 6.00%, 9/1/36	262,022	262
Federal National Mortgage Association, 6.50%, 9/1/31	45,021	46
Federal National Mortgage Association, 6.50%, 11/1/35	141,164	144
Federal National Mortgage Association, 6.50%, 12/1/35	231,166	236
Federal National Mortgage Association, 6.50%, 4/1/36	98,951	101
Federal National Mortgage Association, 6.50%, 11/1/36	23,184	24
Federal National Mortgage Association, 6.50%, 12/1/36	87,338	89
Federal National Mortgage Association, 6.50%, 2/1/37	87,891	90
Federal National Mortgage Association, 6.50%, 3/1/37	373,871	380
Federal National Mortgage Association, 6.50%, 7/1/37	257,338	262
Federal National Mortgage Association, 6.50%, 8/1/37	1,431,181	1,457
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	555
Federal National Mortgage Association TBA, 6.00%, 11/1/37	47,350	47
Federal National Mortgage Association TBA, 6.50%, 11/1/37	712,776	725
Final Maturity Amortizing Notes, 4.45%, 8/25/12	408,218	400
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	229,868	233
First Union - Lehman Brothers Commercial Mortgage Trust II, Commercial Mortgage Pass-Through Certificates, Series 1997-C2, Class B, 6.79%, 11/18/29	145,000	145
Freddie Mac, Series 2840, Class LK, 6.00%, 11/15/17	174,109	178
Freddie Mac, Series 3065, Class TN, 4.50%, 10/15/33	115,585	112
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 5.855%, 11/5/21 144A	119,828	120
Honda Auto Receivables Owner Trust, Series 2005-1, Class A3, 3.53%, 10/21/08	20,586	21
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	92,788	98
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.201%, 1/25/37 144A	249,808	246
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 5.221%, 3/25/37	220,431	219
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.301%, 1/25/09	486,382	484

WAMU Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	303,843	298
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.057%, 10/25/33	144,000	143
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.697%, 11/25/34	100,252	103
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	430
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	236,298	228
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	270,286	256
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	788,747	788

Total Structured Products (Cost: $32,859)		32,573

Below Investment Grade Segment (7.2%)
Aerospace/Defense (0.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	55,000	58
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	56
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	32,000	33
(c) Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	62,000	62
L-3 Communications Corp., 6.375%, 10/15/15	410,000	403
L-3 Communications Corp., 7.625%, 6/15/12	105,000	107

Total		719

Autos/Vehicle Parts (0.4%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	78,000	75
Arvinmeritor, Inc., 8.75%, 3/1/12	26,000	27
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	58
Ford Motor Co., 7.45%, 7/16/31	160,000	126
Ford Motor Credit Co., 8.00%, 12/15/16	100,000	94
Ford Motor Credit Co., 8.625%, 11/1/10	55,000	55
Ford Motor Credit Co., 9.875%, 8/10/11	225,000	227
General Motors Corp., 8.375%, 7/15/33	155,000	136
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	29,000	30
Lear Corp., 8.50%, 12/1/13	90,000	86
Lear Corp., 8.75%, 12/1/16	64,000	60
TRW Automotive, Inc., 7.25%, 3/15/17 144A	95,000	93
Visteon Corp., 8.25%, 8/1/10	185,000	162

Total		1,229

Basic Materials (1.0%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	92
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	110,000	80
Arch Western Finance LLC, 6.75%, 7/1/13	110,000	108
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	41
Bowater Canada Finance, 7.95%, 11/15/11	50,000	41
Cascades, Inc., 7.25%, 2/15/13	35,000	34
Catalyst Paper Corp., 8.625%, 6/15/11	30,000	23
Crown Americas, Inc., 7.625%, 11/15/13	71,000	73
Crown Americas, Inc., 7.75%, 11/15/15	50,000	52
Equistar Chemicals LP, 10.625%, 5/1/11	65,000	68
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	183
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	124
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	205,000	223
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	137,000	134
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	52,000	50

Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	67
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	160
Huntsman LLC, 11.50%, 7/15/12	50,000	54
Invista, 9.25%, 5/1/12 144A	55,000	58
Lyondell Chemical Co., 6.875%, 6/15/17	115,000	125
Lyondell Chemical Co., 8.00%, 9/15/14	115,000	127
Massey Energy Co., 6.625%, 11/15/10	80,000	78
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	35,000	35
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	40,000	39
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	25,000	26
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	65,000	69
Norampac, Inc., 6.75%, 6/1/13	45,000	43
Novelis, Inc., 7.25%, 2/15/15	47,000	45
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	65
Peabody Energy Corp., 7.375%, 11/1/16	70,000	74
Peabody Energy Corp., 7.875%, 11/1/26	90,000	95
Smurfit-Stone Container, 8.375%, 7/1/12	70,000	70
Stone Container, 8.00%, 3/15/17	55,000	54
VeraSun Energy Corp., 9.375%, 6/1/17 144A	45,000	39

Total		2,649

Builders/Building Materials (0.1%)
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	75
KB Home, 7.75%, 2/1/10	90,000	85
Standard Pacific Corp., 7.75%, 3/15/13	61,000	47

Total		207

Capital Goods (0.1%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	39
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	47
Rental Service Corp., 9.50%, 12/1/14	63,000	60
Terex Corp., 7.375%, 1/15/14	45,000	46
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	167

Total		359

Consumer Products/Retailing (0.4%)
Albertson’s, Inc., 7.25%, 5/1/13	105,000	106
Claire’s Stores, Inc., 9.25%, 6/1/15 144A	30,000	26
Claire’s Stores, Inc., 10.50%, 6/1/17 144A	80,000	62
Delhaize America, Inc., 9.00%, 4/15/31	70,000	83
Education Management LLC, 10.25%, 6/1/16	85,000	88
GSC Holdings Corp., 8.00%, 10/1/12	80,000	83
Jostens IH Corp., 7.625%, 10/1/12	52,000	53
Levi Strauss & Co., 8.875%, 4/1/16	90,000	93
Michaels Stores, Inc., 10.00%, 11/1/14 144A	60,000	62
Michaels Stores, Inc., 11.375%, 11/1/16 144A	60,000	61
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	119
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	51
Rite Aid Corp., 7.50%, 3/1/17	86,000	81
Rite Aid Corp., 8.125%, 5/1/10	100,000	100
Rite Aid Corp., 8.625%, 3/1/15	31,000	28
Rite Aid Corp., 9.375%, 12/15/15 144A	45,000	42
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	81
Warnaco, Inc., 8.875%, 6/15/13	50,000	53

Total		1,272

Energy (0.7%)
AmeriGas Partners LP, 7.25%, 5/20/15	80,000	79
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	92
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	90,000	84
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	57
Chesapeake Energy Corp., 6.625%, 1/15/06	99,000	99
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	46
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	52
Cimarex Energy Co., 7.125%, 5/1/17	20,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	34
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	57
Complete Production Services, Inc., 8.00%, 12/15/16	60,000	59
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	62
El Paso Corp., 7.75%, 1/15/32	90,000	91
Forest Oil Corp., 7.25%, 6/15/19 144A	55,000	55
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	45
Knight, Inc., 6.50%, 9/1/12	85,000	84
Mariner Energy, Inc., 8.00%, 5/15/17	59,000	58
Newfield Exploration Co., 6.625%, 9/1/14	15,000	15
Newfield Exploration Co., 6.625%, 4/15/16	65,000	64
OPTI Canada, Inc., 8.25%, 12/15/14 144A	75,000	76
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	118
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	49
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	40
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	51
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	74
Pogo Producing Co., 7.875%, 5/1/13	51,000	53
Range Resources Corp., 6.375%, 3/15/15	72,000	70
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Seitel, Inc., 9.75%, 2/15/14	20,000	19
Sesi LLC, 6.875%, 6/1/14	85,000	82
Sonat, Inc., 7.625%, 7/15/11	25,000	26
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	41,000	40
Tesoro Corp., 6.625%, 11/1/15	80,000	80
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	82
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	105
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	40,000	41

Total		2,174

Financials (0.4%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	61
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	83
E*Trade Financial Corp., 8.00%, 6/15/11	60,000	60
GMAC LLC, 7.75%, 1/19/10	180,000	178
GMAC LLC, 8.00%, 11/1/31	305,000	298
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	25
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	38
Residental Capital LLC, 7.50%, 4/17/13	75,000	61
Residential Capital LLC, 6.875%, 6/30/15	75,000	61
Residential Capital LLC, 9.19%, 4/17/09 144A	155,000	109
SLM Corp., 5.375%, 5/15/14	110,000	96
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	61

Total		1,131

Foods (0.3%)
Constellation Brands, Inc., 7.25%, 5/15/17 144A	75,000	75
Dean Foods Co., 7.00%, 6/1/16	75,000	71
Dole Foods Co., 8.625%, 5/1/09	185,000	185
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	70
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	34
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	110,000	103
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A 144A	55,000	52

Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	85
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	62
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	90
Reynolds America, Inc., 7.625%, 6/1/16	120,000	128
Total		955
Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 11.00%, 2/1/16	99,000	105
American Casino & Entertainment, 7.85%, 2/1/12	60,000	62
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	103
Corrections Corp. of America, 6.25%, 3/15/13	111,000	109
Felcor Lodging LP, 8.50%, 6/1/11	83,000	88
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 144A	65,000	61
Hertz Corp., 8.875%, 1/1/14	95,000	98
Host Marriot LP, 7.125%, 11/1/13	210,000	211
Mandalay Resort Group, 9.375%, 2/15/10	50,000	52
MGM Mirage, Inc., 6.75%, 9/1/12	105,000	103
MGM Mirage, Inc., 7.50%, 6/1/16	145,000	144
Park Place Entertainment Corp., 8.125%, 5/15/11	135,000	138
Pinnacle Entertainment, Inc., 7.50%, 6/15/15 144A	50,000	47
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	65
Seminole Hard Rock Entertainment, 8.194%, 3/15/14 144A	45,000	44
Station Casinos, Inc., 6.625%, 3/15/18	45,000	38
Station Casinos, Inc., 6.875%, 3/1/16	45,000	39
Universal City Development Corp., 11.75%, 4/1/10	44,000	46
Universal City Florida, 8.375%, 5/1/10	33,000	33
Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14 144A	50,000	39
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	152
Total		1,777
Health Care/Pharmaceuticals (0.5%)
Community Health Systems, Inc., 8.875%, 7/15/15 144A	180,000	185
FMC Finance III SA, 6.875%, 7/15/17 144A	105,000	104
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA, Inc., 6.75%, 7/15/13	75,000	68
HCA, Inc., 9.125%, 11/15/14 144A	58,000	61
HCA, Inc., 9.25%, 11/15/16 144A	233,000	249
(c) HCA, Inc., 9.625%, 11/15/16 144A	87,000	93
Health Management Associates, Inc., 6.125%, 4/15/16	85,000	74
Omnicare, Inc., 6.75%, 12/15/13	60,000	56
PTS Acquisition Corp., 9.50%, 4/15/15 144A	79,000	75
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	48
Service Corp. International, 6.75%, 4/1/15	70,000	69
Service Corp. International, 6.75%, 4/1/16	60,000	58
Service Corp. International, 7.375%, 10/1/14	15,000	15
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	72
Tenet Healthcare Corp., 9.875%, 7/1/14	105,000	96
US Oncology, Inc., 9.00%, 8/15/12	60,000	60
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	25
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	50,000	54
Total		1,493
Media (0.8%)
CCH I Holdings LLC, 11.75%, 5/15/14	150,000	139
Charter Communications Holding LLC, 10.25%, 9/15/10	125,000	130
Charter Communications Holdings LLC, 11.00%, 10/1/15	125,000	128
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	150
CSC Holdings, Inc., 7.875%, 2/15/18	127,000	123
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	61
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
Echostar DBS Corp., 7.00%, 10/1/13	85,000	87

EchoStar DBS Corp., 7.125%, 2/1/16	30,000	31
Harland Clarke Holdings Corp., 9.50%, 5/15/15	16,000	14
Harland Clarke Holdings Corp., 10.308%, 5/15/15	20,000	18
Idearc, Inc., 8.00%, 11/15/16	286,000	284
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	60,000	61
Intelsat Bermuada, Ltd., 11.25%, 6/15/16	111,000	119
Intelsat Bermuada, Ltd., 11.409%, 6/15/13	65,000	68
Kabel Deutschland GMBH, 10.625%, 7/1/14	60,000	64
Lamar Media Corp., 6.625%, 8/15/15	75,000	72
LIN Television Corp., 6.50%, 5/15/13	90,000	88
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	85,000	85
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	30,000	29
Quebecor Media, 7.75%, 3/15/16 144A	90,000	86
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	264
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	36
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	35,000	36
(c) Univision Communications, 9.75%, 3/15/15 144A	150,000	146
Videotron Ltee, 6.375%, 12/15/15	25,000	24
Videotron Ltee, 6.875%, 1/15/14	10,000	10
Total		2,384
Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	20,000	19
Icahn Enterprises LP, 7.125%, 2/15/13 144A	90,000	86
The Rouse Co., 7.20%, 9/15/12	85,000	85
Total		190
Services (0.2%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	70
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	71
ARAMARK Corp., 8.50%, 2/1/15	105,000	108
ARAMARK Corp., 8.856%, 2/1/15	30,000	30
Realogy Corp., 10.50%, 4/15/14 144A	110,000	94
Realogy Corp., 12.375%, 4/15/15 144A	75,000	57
WCA Waste Corp., 9.25%, 6/15/14	65,000	67
Total		497
Structured Product (0.4%)
CDX North America High Yield, 7.50%, 6/29/12	160,000	155
Dow Jones Credit Derivative High Yield, 7.125%, 12/29/11 144A	1,000,000	1,002
Total		1,157
Technology (0.2%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	72
Freescale Semiconductor, Inc., 8.875%, 12/15/14	80,000	77
Freescale Semiconductor, Inc., 9.125%, 12/15/14	99,000	92
Freescale Semiconductor, Inc., 10.125%, 12/15/16	25,000	23
NXP BV, 7.875%, 10/15/14	105,000	100
NXP BV, 9.50%, 10/15/15	50,000	47
Sabre Holdings Corp., 6.35%, 3/15/16	75,000	68
Stats Chippac, Inc., 6.75%, 11/15/11	43,000	43
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	99
Travelport LLC, 11.875%, 9/1/16	65,000	68
Total		689
Telecommunications (0.3%)
American Tower Corp., 7.00%, 10/15/17, 144A	65,000	65

Citizens Communications, 9.00%, 8/15/31	165,000	168
Citizens Communications, 9.25%, 5/15/11	145,000	158
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	66
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 6.50%, 6/1/17 144A	85,000	83
Qwest Corp., 7.50%, 10/1/14	16,000	17
Qwest Corp., 7.875%, 9/1/11	67,000	70
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	77
Windstream Corp., 7.00%, 3/15/19	55,000	54
Windstream Corp., 8.125%, 8/1/13	85,000	89
Windstream Corp., 8.625%, 8/1/16	95,000	102
Total		974
Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	55
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	70
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14 144A	95,000	93
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	35,000	34
Stena AB, 7.50%, 11/1/13	190,000	191
Total		443
Utilities (0.4%)
The AES Corp., 9.375%, 9/15/10	160,000	169
Aquila, Inc., 9.95%, 2/1/11	6,000	7
Dynegy Holdings, Inc., 7.50%, 6/1/15 144A	45,000	43
Dynegy Holdings, Inc., 7.75%, 6/1/19 144A	65,000	62
Dynegy Holdings, Inc., 8.375%, 5/1/16	65,000	65
Edison Mission Energy, 7.00%, 5/15/17 144A	125,000	123
Edison Mission Energy, 7.20%, 5/15/19 144A	149,000	147
Elwood Energy LLC, 8.159%, 7/5/26	96,858	98
Indiantown Cogeneration LP, 9.77%, 12/15/20	165,000	192
Intergen NV, 9.00%, 6/30/17 144A	90,000	95
NRG Energy, Inc., 7.25%, 2/1/14	65,000	65
NRG Energy, Inc., 7.375%, 2/1/16	30,000	30
NRG Energy, Inc., 7.375%, 1/15/17	116,000	116
NSG Holdings LLC, 7.75%, 12/15/25 144A	81,000	80
PSEG Energy Holdings LLC, 8.50%, 6/15/11	22,000	23
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	29
Total		1,344
Total Below Investment Grade Segment (Cost: $21,841)		21,643
Money Market Investments (11.6%)
Federal Government and Agencies (6.9%)
(b) Federal Home Loan Bank, 4.55%, 10/19/07	14,000,000	13,966
(b) Federal Home Loan Bank, 4.60%, 10/24/07	6,000,000	5,981
(b) Federal Home Loan Mortgage Co., 4.70%, 12/10/07	1,000,000	991
Total		20,938
Finance Lessors (2.0%)
Thunder Bay Funding, Inc., 5.20%, 10/22/07	3,000,000	2,990
Windmill Funding Corp., 5.20%, 10/24/07	3,000,000	2,989
Total		5,979

Finance Services (0.9%)
Alpine securitization, 5.90%, 10/5/07	2,750,000	2,747
Total		2,747
National Commercial Banks (0.8%)
Rabobank USA, 4.84%, 10/1/07	2,400,000	2,399
Total		2,399
Short Term Business Credit (1.0%)
Old Line Funding Corp., 5.20%, 10/12/07	3,000,000	2,994
Total		2,994
Total Money Market Investments (Cost: $35,056)		35,057
Total Investments (100.1%) (Cost $263,621)(a)		301,579
Other Assets, Less Liabilities (-0.1%)		(357)
Total Net Assets (100.0%)		301,222

*	Non-Income Producing
ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007 the value of these securities (in thousands) was $7,828, representing 2.60% of the net assets.

IO - Interest Only Security

(a)	At September 30, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $263,621 and the net unrealized appreciation of investments based on that cost was $37,958 which is comprised of $42,205 aggregate gross unrealized appreciation and $4,247 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	44	12/07	$57
(Total Notional Value at September 30, 2007, $16,862)
US Ten Year Treasury Note (Short)	6	12/07	$—	(m)
(Total Notional Value at September 30, 2007, $655)
US 5 Year Note (CBT) Commodity (Long)	11	12/07	$5
(Total Notional Value at September 30, 2007, $1,173)

(c)	PIK - Payment In Kind

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(m)	Amount is less than one thousand.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 12, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 12, 2007

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: November 12, 2007